UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7170

TCW Funds, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017
(Address of principal executive offices)

Philip K. Holl, Esq.
Secretary
865 South Figueroa Street, Suite 1800
Los Angeles, CA 90017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                                                               Report to Stockholders. The Semi-Annual report for the period November 1, 2005 through April 30, 2006 is filed herewith.

U.S. EQUITIES

TCW Funds, Inc.

Table of Contents	April 30, 2006
Letter to Shareholders	1

Performance Summary	2

Schedules of Investments:

TCW Aggressive Growth Equities Fund	4

TCW Convertible Securities Fund	9

TCW Diversified Value Fund	15

TCW Dividend Focused Fund	20

TCW Equities Fund	25

TCW Focused Equities Fund	30

TCW Growth Equities Fund	33

TCW Growth Insights Fund	37

TCW Large Cap Core Fund	41

TCW Large Cap Flexible Growth Fund	46

TCW Opportunity Fund	50

TCW Select Equities Fund	57

TCW Small Cap Growth Fund	61

TCW Value Added Fund	67

TCW Value Opportunities Fund	77

Statements of Assets and Liabilities	82

Statements of Operations	86

Statements of Changes in Net Assets	90

Notes to Financial Statements	96

Financial Highlights	111

Shareholder Expenses	145

Proxy Voting Guidelines and Availability of Quarterly Portfolio Schedule	149

(THIS PAGE INTENTIONALLY LEFT BLANK)

U.S. EQUITIES

To Our Valued Shareholders

We are pleased to submit the April 30, 2006 semi-annual report for the TCW Funds, Inc., formerly the TCW Galileo Funds, Inc. On February 22, 2006 we dropped Galileo from the fund family name to better leverage off the branding efforts of The TCW Group, Inc., the parent of the investment advisor to the Funds.

Assets under management in the fund family increased to $8.8 billion from $8.2 billion at October 31, 2005 driven primarily by flows in our TCW Dividend Focused and TCW Diversified Value funds. Assets in TCW Dividend Focused now exceed $1 billion making it our third fund to top the $1 billion mark. There are a few adjustments to our product lineup worth mentioning. On April 1, 2006 the TCW Select International Growth Equities Fund was converted into the TCW Global Alpha Fund and the fund now has a global equity rather than an international equity orientation. Secondly, the Board recently approved the liquidation of the TCW Convertible Securities Fund due to its limited assets and future market potential.

The TCW Funds, Inc. continues to provide our shareholders with targeted investment strategies featuring competitive expense ratios. On behalf of the board and everyone at TCW, I would like to thank you for your continued support. As always, we look forward to assisting you in reaching your financial goals. If you have any questions or require any further information on the TCW Funds, Inc. I invite you to visit our web site at www.tcwfunds.com or call our shareholder services department at 1-800-FUND-TCW (1-800-386-3829).

Sincerely,

Alvin R. Albe, Jr.
President and Chief Executive Officer

May 11, 2006

U.S. EQUITIES

TCW Funds, Inc.

Performance Summary (Unaudited)  April 30, 2006

		Total Return Annualized As of April 30, 2006
	NAV	1-Year	5-Year		10-Year		Since Inception		Inception Date
TCW Aggressive Growth Equities Fund — I Class	$14.13	27.99%	(1.23)%		6.74%		12.43	% (1)	11/01/94 (4)
TCW Aggressive Growth Equities Fund — N Class	$13.78	27.83%	(1.58)%		N/A		(0.11)%		03/01/99
TCW Convertible Securities Fund — I Class	$8.97	11.05%	(0.50)%		6.58	% (1)	9.24	% (1)	01/01/89 (4)
TCW Diversified Value Fund — I Class	$15.17	11.90%	18.40%		N/A		15.42%		01/02/04
TCW Diversified Value Fund — N Class	$15.12	17.88%	8.22	% (3)	N/A		7.15	% (3)	01/02/98 (4)
TCW Dividend Focused Fund — I Class	$12.40	14.53%	N/A		N/A		13.93%		11/01/04
TCW Dividend Focused Fund — N Class	$12.39	14.21%	9.81	% (3)	11.93	% (3)	11.00	% (3)	09/19/86 (4)
TCW Dividend Focused Fund — K Class	$12.44	N/A	N/A		N/A		7.15	% (5)	01/03/06
TCW Equities Fund — I Class	$17.20	25.03%	6.48%		N/A		8.57	% (1)	12/01/97 (4)
TCW Equities Fund — N Class	$17.19	24.20%	5.78	% (2)	N/A		6.54%		03/01/99
TCW Equities Fund — K Class	$17.54	24.57%	N/A		N/A		18.27%		11/01/02
TCW Focused Equities Fund — I Class	$14.26	26.08%	N/A		N/A		19.11%		11/01/04
TCW Focused Equities Fund — N Class	$14.22	26.52%	6.63	% (2)	N/A		8.08	% (2)	07/20/98 (4)
TCW Growth Equities Fund — I Class	$12.89	35.12%	N/A		N/A		12.43%		03/01/04
TCW Growth Equities Fund — N Class	$12.89	35.12%	N/A		N/A		12.43%		03/01/04
TCW Growth Insights Fund — N Class	$7.22	17.21%	(4.03	)% (2)	N/A		2.87	% (2)	01/31/98 (4)
TCW Large Cap Core Fund — I Class	$12.31	21.39%	N/A		N/A		15.42%		11/01/04
TCW Large Cap Core Fund — N Class	$12.30	21.27%	N/A		N/A		15.34%		11/01/04
TCW Large Cap Flexible Growth Fund — I Class	$20.58	N/A	N/A		N/A		2.90	% (6)	02/06/06
TCW Large Cap Flexible Growth Fund — N Class	$20.58	N/A	N/A		N/A		2.90	% (6)	02/06/06
TCW Opportunity Fund — I Class	$15.86	32.32%	12.76	% (3)	12.10	% (3)	12.70	% (3)	05/06/94 (4)
TCW Opportunity Fund — N Class	$15.66	31.88%	12.46	% (3)	11.75	% (3)	13.66	% (3)	03/31/88 (4)
TCW Opportunity Fund — K Class	$15.81	31.49%	N/A		N/A		22.39%		11/01/02
TCW Select Equities Fund — I Class	$19.96	16.11%	1.84%		9.17%		11.34	% (1)	07/01/91 (4)
TCW Select Equities Fund — N Class	$19.51	15.86%	1.51%		N/A		2.86%		03/01/99
TCW Select Equities Fund — K Class	$19.69	15.21%	N/A		N/A		2.69%		08/06/01
TCW Small Cap Growth Fund — I Class	$20.34	44.56%	(2.61)%		2.62%		10.39	% (1)	12/01/89 (4)
TCW Small Cap Growth Fund — N Class	$19.88	44.26%	(2.94)%		N/A		0.58%		03/01/99
TCW Value Added Fund — I Class	$14.59	31.30%	7.91%		N/A		10.45%		06/14/00

U.S. EQUITIES

TCW Funds, Inc.

Performance Summary (Unaudited) (Continued)  April 30, 2006

		Total Return Annualized As of April 30, 2006
	NAV	1-Year	5-Year	10-Year	Since Inception		Inception Date
TCW Value Added Fund — N Class	$17.14	26.68%	N/A	N/A	4.98%		05/01/02
TCW Value Added Fund — K Class	$17.13	26.61%	N/A	N/A	22.46%		11/01/02
TCW Value Opportunities Fund — I Class	$24.49	24.40%	10.66%	N/A	16.25	% (1)	11/01/96 (4)
TCW Value Opportunities Fund — N Class	$24.09	23.93%	10.28%	N/A	12.94%		11/01/00
TCW Value Opportunities Fund — K Class	$24.20	23.38%	N/A	N/A	22.33%		11/01/02

(1)  Performance data includes the performance of the predecessor limited partnership for periods before the TCW Fund's registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership has been registered under the 1940 Act, the limited partnership's performance may have been lower.

(2)  Performance data includes the performance of the predecessor separately managed account for periods before the TCW Fund's registration became effective. The predecessor separately managed account was not registered under the1940 Act and, therefore, was not subjected to certain investment restrictions that are imposed by the 1940 Act. If the separately managed account had been registered under the 1940 Act, the separately managed account's performance may have been lower.

(3)  Performance data includes the performance of the predecessor SG Cowen fund. The predecessor SG Cowen fund was an investment company registered under the 1940 Act, as amended.

(4)  Inception date of the predecessor entity.

(5)  Performance for the period from January 3, 2006 (Commencement of Offering K Class Shares) through April 30, 2006.

(6)  Performance for the period from February 6, 2006 (Commencement of Operations) through April 30, 2006.

U.S. EQUITIES

TCW Aggressive Growth Equities Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Air Freight & Logistics (0.9% of Net Assets)
8,900	UTI Worldwide, Inc.	$277,591
	Biotechnology (7.3%)
13,000	Cubist Pharmaceuticals, Inc.	294,710	*
13,600	CV Therapeutics, Inc.	269,960	*†
9,504	Genentech, Inc.	757,564	*
3,400	Neurocrine Biosciences, Inc.	195,024	*
9,300	Nuvelo, Inc.	152,241	*
16,100	Onyx Pharmaceuticals, Inc.	375,935	*†
8,200	Vertex Pharmaceuticals, Inc.	298,234	*†
	Total Biotechnology	2,343,668
	Capital Markets (1.0%)
7,775	SEI Investments Co.	333,858
	Commercial Banks (4.1%)
17,700	Commerce Bancorp, Inc.	714,018	†
16,800	Signature Bank	594,216	*
	Total Commercial Banks	1,308,234
	Commercial Services & Supplies (9.8%)
11,100	Advisory Board Co.	622,932	*
8,200	Corporate Executive Board Co.	878,466
10,700	Monster Worldwide, Inc.	614,180	*
23,200	Resources Connection, Inc.	624,080	*
10,068	Robert Half International, Inc.	425,574
	Total Commercial Services & Supplies	3,165,232
	Communications Equipment (5.1%)
6,800	F5 Networks, Inc.	398,208	*
16,346	Research In Motion, Ltd.	1,252,594	*
	Total Communications Equipment	1,650,802
	Computers & Peripherals (2.2%)
19,139	Network Appliance, Inc.	709,483	*
	Diversified Consumer Services (3.1%)
17,100	Bright Horizons Family Solutions, Inc.	679,212	*
3,200	Strayer Education, Inc.	332,768	†
	Total Diversified Consumer Services	1,011,980
	Electrical Equipment (1.6%)
10,000	Energy Conversion Devices, Inc.	500,100	*†
	Electronic Equipment & Instruments (0.8%)
15,500	Cogent, Inc.	253,580	*†
	Energy Equipment & Services (5.8%)
6,600	FMC Technologies, Inc.	360,228	*
11,600	National-Oilwell Varco, Inc.	800,052	*
16,800	Smith International, Inc.	709,464
	Total Energy Equipment & Services	1,869,744

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Aggressive Growth Equities Fund

  April 30, 2006

Number of Shares	Common Stock	Value
	Health Care Equipment & Supplies (3.9%)
30,705	IntraLase Corp.	$659,543	*†
4,600	Intuitive Surgical, Inc.	584,200	*
	Total Health Care Equipment & Supplies	1,243,743
	Health Care Providers & Services (1.8%)
7,276	Express Scripts, Inc.	568,547	*
	Health Care Technology (0.9%)
7,300	Cerner Corp.	289,445	*
	Hotels, Restaurants & Leisure (6.3%)
10,880	Ctrip.com International, Ltd. (ADR)	489,548	†
8,900	P.F. Chang's China Bistro, Inc.	379,229	*†
9,100	The Cheesecake Factory, Inc.	287,196	*†
11,600	Wynn Resorts, Ltd.	882,876	*†
	Total Hotels, Restaurants & Leisure	2,038,849
	Information Technology Services (7.6%)
16,600	Alliance Data Systems Corp.	913,000	*†
9,073	CheckFree Corp.	488,763	*
12,100	Cognizant Technology Solutions Corp., Class A	769,681	*
8,600	SRA International, Inc., Class A	275,372	*
	Total Information Technology Services	2,446,816
	Insurance (1.4%)
23,900	National Interstate Corp.	447,647
	Internet & Catalog Retail (1.4%)
15,200	Netflix, Inc.	450,528	*†
	Internet Software & Services (9.8%)
38,078	eBay, Inc.	1,310,264	*
12,100	SINA Corp.	320,045	*†
10,500	Websense, Inc.	261,030	*
39,038	Yahoo!, Inc.	1,279,666	*†
	Total Internet Software & Services	3,171,005
	Machinery (2.4%)
11,600	Joy Global, Inc.	762,004
	Oil, Gas & Consumable Fuels (4.1%)
14,600	Plains Exploration & Production Co.	538,302	*†
5,500	Ultra Petroleum Corp.	351,780	*
10,500	Whiting Petroleum Corp.	443,625	*
	Total Oil, Gas & Consumable Fuels	1,333,707
	Pharmaceuticals (0.8%)
19,600	Salix Pharmaceuticals, Ltd.	268,520	*
	Semiconductors & Semiconductor Equipment (8.2%)
19,150	Broadcom Corp., Class A	787,256	*
11,900	Hittite Microwave Corp.	463,029	*†
10,700	Marvell Technology Group, Ltd.	610,863	*†
16,400	Silicon Laboratories, Inc.	764,404	*
	Total Semiconductors & Semiconductor Equipment	2,625,552

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Aggressive Growth Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Software (8.7%)
6,400	ANSYS, Inc.	$361,280	*
13,600	NAVTEQ Corp.	564,672	*
60,220	Opsware, Inc.	509,461	*
24,100	Red Hat, Inc.	708,299	*†
18,900	Salesforce.com, Inc.	662,445	*†
	Total Software	2,806,157
	Specialty Retail (1.1%)
9,800	Chico's FAS, Inc.	363,188	*
	Total Common Stock (Cost: $24,004,576) (100.1%)	32,239,980
	Short-Term Investments
	Money Market Investments (1.8%)
534,154	BGI Institutional Money Market Fund, 4.775%	534,154	**
53,415	Merrimac Cash Fund—Premium Class, 4.605%	53,415	**
	Total Money Market Investments	587,569
Principal Amount
	Other Short-Term Investments (20.4%)▲
$57,231	Abbey National PLC, 4.77%, due 05/03/06	57,231	**
187,346	Banco Santander Central Hispano S.A., 4.771%, due 05/02/06	187,346	**
190,769	BancoBilbao Vizcaya Argentaria S.A., 4.95%, due 06/20/06	190,769	**
83,938	Bank of America, 4.77%, due 05/16/06	83,938	**
152,615	Bank of America, 4.97%, due 06/19/06	152,615	**
190,769	Bank of Montreal, 4.77%, due 05/02/06	190,769	**
190,769	Bank of Nova Scotia (The), 4.79%, due 05/10/06	190,769	**
190,769	Bank of the West, 4.94%, due 06/16/06	190,769	**
152,615	Barclays Bank PLC, 4.77%, due 05/16/06	152,615	**
190,769	Barton Capital LLC, 4.774%, due 05/04/06	190,769	**
76,308	Bear Stearns Companies, Inc., 5.01%, due 09/07/06	76,308	**
152,615	Branch Banker & Trust, 4.85%, due 05/19/06	152,615	**
92,850	CAFCO Funding LLC, 4.913%, due 05/31/06	92,850	**
190,769	Calyon, 4.74%, due 05/09/06	190,769	**
114,462	Calyon, 4.91%, due 06/02/06	114,462	**
190,769	Canadian Imperial Bank of Commerce, 4.915%, due 05/18/06	190,769	**
267,077	Credit Suisse First Boston Corp., 4.7%, due 05/02/06	267,077	**
114,462	Deutsche Bank, 4.76%, due 05/01/06	114,462	**
190,769	Dexia Group, 4.775%, due 05/04/06	190,769	**
190,769	First Tennessee National Corp., 4.95%, due 06/19/06	190,769	**
129,723	Fortis Bank, 4.83%, due 05/08/06	129,723	**
190,769	Fortis Bank, 4.97%, due 06/22/06	190,769	**
190,769	Halifax Bank of Scotland, 4.789%, due 07/10/06	190,769	**
190,769	Harris Trust & Savings Bank, 4.9%, due 05/23/06	190,769	**
189,404	Lexington Parker Capital, 4.787%, due 05/04/06	189,404	**
381,539	Lloyds TSB Bank, 4.81%, due 05/11/06	381,539	**

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Aggressive Growth Equities Fund

  April 30, 2006

Principal Amount	Short-Term Investments	Value
	Other Short-Term Investments (Continued)
$152,615	Marshall & Ilsley Bank, 4.99%, due 06/23/06	$152,615	**
190,769	Nordea Bank Finland PLC (NY Branch), 4.97%, due 05/30/06	190,769	**
190,769	Prefco, 4.786%, due 05/01/06	190,769	**
97,472	Prefco, 4.962%, due 05/30/06	97,472	**
190,213	Ranger Funding, 4.777%, due 05/01/06	190,213	**
76,308	Royal Bank of Canada, 4.99%, due 06/27/06	76,308	**
190,769	Royal Bank of Scotland, 4.75%, due 05/03/06	190,769	**
114,462	Royal Bank of Scotland, 4.87%, due 05/12/06	114,462	**
189,404	Sheffield Receivables Corp., 4.787%, due 05/03/06	189,404	**
12,819	Svenska Handlesbanken, 4.82%, due 05/01/06	12,819	**
343,391	UBS AG, 4.94%, due 06/16/06	343,391	**
190,769	Wells Fargo & Co., 4.86%, due 05/12/06	190,769	**
190,769	Wells Fargo & Co., 4.9%, due 05/15/06	190,769	**
	Total Other Short-Term Investments	6,571,942
	Total Short-Term Investments (Cost: $7,159,511) (22.2%)	7,159,511
	Total Investments (Cost: $31,164,087) (122.3%)	39,399,491
	Liabilities in Excess of Other Assets (– 22.3%)	(7,181,137)
	Net Assets (100.0%)	$32,218,354

  Notes to the Schedule of Investments:

ADR  -  American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

  *  Non-income producing.

  **  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

  ▲  Other Short-Term Investments consists of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements, and Time Deposits.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Aggressive Growth Equities Fund

Investments by Industry

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Air Freight & Logistics	0.9%
Biotechnology	7.3
Capital Markets	1.0
Commercial Banks	4.1
Commercial Services & Supplies	9.8
Communications Equipment	5.1
Computers & Peripherals	2.2
Diversified Consumer Services	3.1
Electrical Equipment	1.6
Electronic Equipment & Instruments	0.8
Energy Equipment & Services	5.8
Health Care Equipment & Supplies	3.9
Health Care Providers & Services	1.8
Health Care Technology	0.9
Hotels, Restaurants & Leisure	6.3
Information Technology Services	7.6
Insurance	1.4
Internet & Catalog Retail	1.4
Internet Software & Services	9.8
Machinery	2.4
Oil, Gas & Consumable Fuels	4.1
Pharmaceuticals	0.8
Semiconductors & Semiconductor Equipment	8.2
Software	8.7
Specialty Retail	1.1
Short-Term Investments	22.2
Total	122.3%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Convertible Securities Fund

Schedule of Investments (Unaudited)  April 30, 2006

Principal Amount	Convertible Corporate Bonds	Value
	Aerospace & Defense (2.3% of Net Assets)
$230,000	Armor Holdings, Inc., 2%, due 11/01/24	$290,372
260,000	Lockheed Martin Corp., 3.54%, due 08/15/33	301,366
	Total Aerospace & Defense	591,738
	Banking (1.9%)
265,000	Bear Stearns Co., Inc., Exchangeable Fifth Third Bancorp, 0.25%, due 05/12/10	224,057
230,000	Euronet Worldwide, Inc., 3.5%, due 10/15/25	261,625	†
	Total Banking	485,682
	Commercial Services (2.5%)
170,000	Rentech, Inc., 4%, due 04/15/13	195,500
755,000	Roper Industries, Inc., 1.481%, due 01/15/34	466,212
	Total Commercial Services	661,712
	Communications (1.6%)
310,000	Comverse Technology, Inc., 0%, due 05/15/23	413,075
	Computer & Data Processing Services (2.4%)
160,000	CSG Systems International, Inc., 2.5%, due 06/15/24	170,630
150,000	CSG Systems International, Inc., (144A), 2.5%, due 06/15/24	159,966	*
185,000	Open Solutions, Inc., 1.467%, due 02/02/35	108,456
330,000	Open Solutions, Inc., (144A), 1.467%, due 02/02/35	193,462	*
	Total Computer & Data Processing Services	632,514
	Computers & Information (4.2%)
580,000	International Game Technology, 0%, due 01/29/33	466,175
330,000	Morgan Stanley, Exchangeable Cisco Systems, Inc., 0.25%, due 05/15/10	332,062
80,000	Scientific Games Corp., 0.75%, due 12/01/24	109,700
145,000	Scientific Games Corp., (144A), 0.75%, due 12/01/24	198,831	*
	Total Computers & Information	1,106,768
	Electronics (11.7%)
480,000	Agere Systems, Inc., 6.5%, due 12/15/09	474,600
490,000	Cypress Semiconductor Corp., 1.25%, due 06/15/08	619,546
465,000	Intel Corp., (144A), 2.95%, due 12/15/35	396,994	*
515,000	Lehman Brothers Holdings, Inc., 0.25%, due 08/27/10	469,217	***
290,000	LSI Logic Corp., 4%, due 05/15/10	312,153
270,000	RF Micro Devices, Inc., 1.5%, due 07/01/10	352,350
420,000	Vishay Intertechnology, Inc., 3.625%, due 08/01/23	433,650
	Total Electronics	3,058,510
	Entertainment & Leisure (3.8%)
235,000	Shuffle Master, Inc., 1.25%, due 04/15/24	324,006
630,000	Walt Disney Co., 2.125%, due 04/15/23	669,375
	Total Entertainment & Leisure	993,381
	Financial Services (2.1%)
395,000	Legg Mason, Inc., 0%, due 06/06/31	542,138

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Convertible Securities Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Convertible Corporate Bonds	Value
	Health Care Providers (2.1%)
$205,000	Omnicare, Inc., 3.25%, due 12/15/35	$201,156
580,000	Universal Health Services, Inc., 0.426%, due 06/23/20	340,025
	Total Health Care Providers	541,181
	Industrial—Diversified (2.6%)
305,000	Tyco International Group SA, 3.125%, due 01/15/23	383,534
235,000	Tyco International Group SA, (144A), 3.125%, due 01/15/23	295,510	*
	Total Industrial—Diversified	679,044
	Information Retrieval Services (2.5%)
210,000	Juniper Networks, Inc., 0%, due 06/15/08	223,014
265,000	Yahoo!, Inc., 0%, due 04/01/08	429,300
	Total Information Retrieval Services	652,314
	Lodging (1.3%)
275,000	Hilton Hotels Corp., 3.375%, due 04/15/23	346,844
	Media—Broadcasting & Publishing (5.1%)
160,000	Liberty Media Corp., (144A), Exchangeable Time Warner Inc., 0.75%, due 03/30/23	170,600	*
625,000	Liberty Media Corp., Exchangeable Time Warner, Inc., 0.75%, due 03/30/23	666,406
655,000	Liberty Media Corp., Exchangeable Viacom, Inc., Class B, 3.25%, due 03/15/31	496,097
	Total Media—Broadcasting & Publishing	1,333,103
	Medical Supplies (6.4%)
200,000	Apogent Technologies, Inc., 2.62%, due 12/15/33	267,860
255,000	Cooper Companies, Inc., 2.625%, due 07/01/23	334,369
190,000	Cooper Companies, Inc., (144A), 2.625%, due 07/01/23	249,138	*
410,000	Cyberonics, Inc., (144A), 3%, due 09/27/12	348,500	*
340,000	Fisher Scientific International, Inc., 3.25%, due 03/01/24	371,025	†
100,000	Thoratec Corp., 1.38%, due 05/16/34	63,625
65,000	Thoratec Corp., (144A), 1.38%, due 05/16/34	41,356	*
	Total Medical Supplies	1,675,873
	Oil & Gas (11.3%)
90,000	Cal Dive International, Inc., 3.25%, due 12/15/25	129,713
145,000	Cal Dive International, Inc., (144A), 3.25%, due 12/15/25	208,981	*
50,000	McMoRan Exploration Co., 5.25%, due 10/06/11	58,750
55,000	McMoRan Exploration Co., 6%, due 07/02/08	73,081
90,000	McMoRan Exploration Co., (144A), 5.25%, due 10/06/11	105,750	*
120,000	Pride International, Inc., 3.25%, due 05/01/33	174,000
105,000	Pride International, Inc., (144A), 3.25%, due 05/01/33	152,250	*
665,000	Schlumberger, Ltd., Series B, 2.125%, due 06/01/23	1,176,219
145,000	SEACOR Holdings, Inc., 2.875%, due 12/15/24	192,125
240,000	SEACOR Holdings, Inc., (144A), 2.875%, due 12/15/24	318,000	*
125,000	Willbros Group, Inc., 2.75%, due 03/15/24	142,106
205,000	Willbros Group, Inc., (144A), 2.75%, due 03/15/24	233,054	*
	Total Oil & Gas	2,964,029

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Convertible Securities Fund

  April 30, 2006

Principal Amount	Convertible Corporate Bonds	Value
	Pharmaceuticals (15.5%)
$195,000	Amgen, Inc., (144A), 0.125%, due 02/01/11	$185,738	*
195,000	Amgen, Inc., (144A), 0.375%, due 02/01/13	185,954	*
160,000	Axcan Pharma, Inc., 4.25%, due 04/15/08	167,600
150,000	Axcan Pharma, Inc., (144A), 4.25%, due 04/15/08	157,125	*
135,000	BioMarin Pharmaceutical Inc., 2.5%, due 03/29/13	134,831
190,000	Cephalon, Inc., 2%, due 06/01/15	286,188
530,000	Genzyme Corp, 1.25%, due 12/01/23	547,888
480,000	Invitrogen Corp., 2%, due 08/01/23	520,200
105,000	Medarex, Inc., 2.25%, due 05/15/11	109,725
205,000	Medarex, Inc., (144A), 2.25%, due 05/15/11	214,225	*
300,000	Medicis Pharmaceutical Corp., 1.5%, due 06/04/33	296,625
545,000	Teva Pharmaceutical Finance II LLC, Series A, 0.5%, due 02/01/24	619,338
520,000	Teva Pharmaceutical Finance II LLC, Series B, 0.25%, due 02/01/24	617,947
	Total Pharmaceuticals	4,043,384
	Prepacked Software (1.9%)
235,000	Computer Associates International, Inc., 1.625%, due 12/15/09	307,580
140,000	Computer Associates International, Inc., (144A), 1.625%, due 12/15/09	183,239	*
	Total Prepacked Software	490,819
	Retailers (1.8%)
375,000	Costco Companies, Inc., 0%, due 08/19/17	463,594	†
	Transportation (3.9%)
1,110,000	Carnival Corp., 1.132%, due 04/29/33	764,513
220,000	CSX Corp., 0%, due 10/30/21	268,675
	Total Transportation	1,033,188
	Total Convertible Corporate Bonds (Cost: $22,073,979) (86.9%)	22,708,891
	Number of Shares	Convertible Preferred Stocks
	Automobiles (1.8%)
5,810	Ford Motor Co. Capital Trust II, $3.25	162,099
5,870	General Motors Corp., $1.125	139,236	†
10,965	General Motors Corp., $1.3125	182,129
	Total Automobiles	483,464
	Health Care Providers & Services (0.8%)
1,820	Omnicare, Inc. I, $2.00	133,543	†
850	Omnicare, Inc. II, $2.00	62,688
	Total Health Care Providers & Services	196,231
	Insurance (4.0%)
16,325	Chubb Corp., $1.75	590,475
5,660	Hartford Financial Services Group, Inc., $3.50	461,686
	Total Insurance	1,052,161

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Convertible Securities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Convertible Preferred Stocks	Value
	Office Electronics (1.4%)
3,095	Xerox Corp., $6.25	$356,018
	Oil, Gas & Consumable Fuels (2.9%)
5,950	Chesapeake Energy Corp., $4.50	572,390	†
1,800	Chesapeake Energy Corp., (144A), $5.00	189,900	*
	Total Oil, Gas & Consumable Fuels	762,290
	Road & Rail (1.1%)
265	Kansas City Southern, $51.25	277,786
	Total Convertible Preferred Stocks (Cost: $3,069,405) (12.0%)	3,127,950
	Short-Term Investments
	Money Market Investments (0.6%)
138,365	BGI Institutional Money Market Fund, 4.775%	138,365	**
13,836	Merrimac Cash Fund—Premium Class, 4.605%	13,836	**
	Total Money Market Investments	152,201
Principal Amount
	Other Short-Term Investments (7.3%)▲
$14,822	Abbey National PLC, 4.77%, due 05/03/06	14,822	**
48,529	Banco Santander Central Hispano S.A., 4.771%, due 05/02/06	48,529	**
49,416	BancoBilbao Vizcaya Argentaria S.A., 4.95%, due 06/20/06	49,416	**
21,743	Bank of America, 4.77%, due 05/16/06	21,743	**
39,533	Bank of America, 4.97%, due 06/19/06	39,533	**
49,416	Bank of Montreal, 4.77%, due 05/02/06	49,416	**
49,416	Bank of Nova Scotia (The), 4.79%, due 05/10/06	49,416	**
49,416	Bank of the West, 4.94%, due 06/16/06	49,416	**
39,533	Barclays Bank PLC, 4.77%, due 05/16/06	39,533	**
49,416	Barton Capital LLC, 4.774%, due 05/04/06	49,416	**
19,766	Bear Stearns Companies, Inc., 5.01%, due 09/07/06	19,766	**
39,533	Branch Banker & Trust, 4.85%, due 05/19/06	39,533	**
24,052	CAFCO Funding LLC, 4.913%, due 05/31/06	24,052	**
49,416	Calyon, 4.74%, due 05/09/06	49,416	**
29,650	Calyon, 4.91%, due 06/02/06	29,650	**
49,416	Canadian Imperial Bank of Commerce, 4.915%, due 05/18/06	49,416	**
69,182	Credit Suisse First Boston Corp., 4.7%, due 05/02/06	69,182	**
29,650	Deutsche Bank, 4.76%, due 05/01/06	29,650	**
49,416	Dexia Group, 4.775%, due 05/04/06	49,416	**
49,416	First Tennessee National Corp., 4.95%, due 06/19/06	49,416	**
33,603	Fortis Bank, 4.83%, due 05/08/06	33,603	**
49,416	Fortis Bank, 4.97%, due 06/22/06	49,416	**
49,416	Halifax Bank of Scotland, 4.789%, due 07/10/06	49,416	**
49,416	Harris Trust & Savings Bank, 4.9%, due 05/23/06	49,416	**
192,740	Investors Bank & Trust Depository Reserve, 3.24%	192,740
49,062	Lexington Parker Capital, 4.787%, due 05/04/06	49,062	**
98,832	Lloyds TSB Bank, 4.81%, due 05/11/06	98,832	**

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Convertible Securities Fund

  April 30, 2006

Principal Amount	Short-Term Investments	Value
	Other Short-Term Investments (Continued)
$39,533	Marshall & Ilsley Bank, 4.99%, due 06/23/06	$39,533	**
49,416	Nordea Bank Finland PLC (NY Branch), 4.97%, due 05/30/06	49,416	**
49,416	Prefco, 4.786%, due 05/01/06	49,416	**
25,249	Prefco, 4.962%, due 05/30/06	25,249	**
49,272	Ranger Funding, 4.777%, due 05/01/06	49,272	**
19,766	Royal Bank of Canada, 4.99%, due 06/27/06	19,766	**
49,416	Royal Bank of Scotland, 4.75%, due 05/03/06	49,416	**
29,650	Royal Bank of Scotland, 4.87%, due 05/12/06	29,650	**
49,062	Sheffield Receivables Corp., 4.787%, due 05/03/06	49,062	**
3,321	Svenska Handlesbanken, 4.82%, due 05/01/06	3,321	**
88,949	UBS AG, 4.94%, due 06/16/06	88,949	**
49,416	Wells Fargo & Co., 4.86%, due 05/12/06	49,416	**
49,416	Wells Fargo & Co., 4.9%, due 05/15/06	49,416	**
	Total Other Short-Term Investments	1,895,104
	Total Short-Term Investments (Cost: $2,047,305) (7.9%)	2,047,305
	Total Investments (Cost: $27,190,689) (106.8%)	27,884,146
	Liabilities in Excess of Other Assets (– 6.8%)	(1,763,204)
	Net Assets (100.0%)	$26,120,942

  Notes to the Schedule of Investments:

144A -  Security exempt from registration under Rule 144A of the Securities Act of 1933.

  *  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2006, the value of these securities amounted to $4,188,573 or 16.0% of net assets. These securities are determined to be liquid by the Fund's Board of Directors.

  **  Represents investment of security lending collateral (Note 3).

  ***  Security convertible into a basket of four technology companies: Applied Materials, Inc., Xilinx, Inc., Texas Instruments, Inc., and Maxim Integrated Products, Inc.

  †  Security partially or fully lent (Note 3).

  ▲  Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements, and Time Deposits.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Convertible Securities Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	2.3%
Automobiles	1.8
Banking	1.9
Commercial Services	2.5
Communications	1.6
Computer & Data Processing Services	2.4
Computers & Information	4.2
Electronics	11.7
Entertainment & Leisure	3.8
Financial Services	2.1
Health Care Providers	2.1
Health Care Providers & Services	0.8
Industrial - Diversified	2.6
Information Retrieval Services	2.5
Insurance	4.0
Lodging	1.3
Media - Broadcasting & Publishing	5.1
Medical Supplies	6.4
Office Electronics	1.4
Oil & Gas	11.3
Oil, Gas & Consumable Fuels	2.9
Pharmaceuticals	15.5
Prepacked Software	1.9
Retailers	1.8
Road & Rail	1.1
Transportation	3.9
Short-Term Investments	7.9
Total	106.8%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Diversified Value Fund

Schedule of Investments (Unaudited)  April 30, 2006

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.4% of Net Assets)
78,050	Boeing Co.	$6,513,272
166,409	Honeywell International, Inc.	7,072,382
	Total Aerospace & Defense	13,585,654
	Automobiles (1.7%)
291,350	General Motors Corp.	6,666,088
	Biotechnology (1.3%)
578,500	Millennium Pharmaceuticals, Inc.	5,252,780	*†
	Capital Markets (2.9%)
151,700	Merrill Lynch & Co., Inc.	11,568,642
	Commercial Services & Supplies (1.0%)
109,500	Waste Management, Inc.	4,101,870
	Communications Equipment (1.9%)
2,746,300	Lucent Technologies, Inc.	7,662,177	*
	Computers & Peripherals (7.0%)
356,857	Hewlett-Packard Co.	11,587,147
102,500	International Business Machines Corp.	8,439,850
1,503,300	Sun Microsystems, Inc.	7,516,500	*
	Total Computers & Peripherals	27,543,497
	Consumer Finance (2.1%)
79,950	American Express Co.	4,302,109
43,900	Capital One Financial Corp.	3,803,496
	Total Consumer Finance	8,105,605
	Diversified Financial Services (3.3%)
287,718	JPMorgan Chase & Co.	13,056,643
	Diversified Telecommunication Services (5.5%)
347,600	AT&T, Inc.	9,110,596
1,906,000	Qwest Communications International, Inc.	12,789,260	*†
	Total Diversified Telecommunication Services	21,899,856
	Electric Utilities (1.5%)
180,650	American Electric Power Co., Inc.	6,044,549
	Electronic Equipment & Instruments (1.5%)
1,429,700	Solectron Corp.	5,718,800	*
	Food Products (2.9%)
82,400	Flowers Foods, Inc.	2,314,616
291,500	Kraft Foods, Inc., Class A	9,106,460	†
	Total Food Products	11,421,076
	Health Care Equipment & Supplies (1.0%)
169,900	Boston Scientific Corp.	3,948,476	*†
	Health Care Providers & Services (4.9%)
138,300	HCA, Inc.	6,069,987
154,600	Medco Health Solutions, Inc.	8,229,358	*
609,450	Tenet Healthcare Corp.	5,070,624	*
	Total Health Care Providers & Services	19,369,969

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Diversified Value Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Household Durables (2.5%)
204,300	Sony Corp. (ADR)	$9,998,442
	Household Products (1.1%)
74,750	Kimberly-Clark Corp.	4,375,118
	Information Technology Services (2.1%)
304,000	Electronic Data Systems Corp.	8,232,320
	Insurance (6.3%)
105,050	American International Group, Inc.	6,854,513
171,400	Chubb Corp.	8,833,956
213,900	The St. Paul Travelers Companies, Inc.	9,418,017
	Total Insurance	25,106,486
	Leisure Equipment & Products (1.8%)
438,000	Mattel, Inc.	7,086,840
	Media (6.2%)
248,400	Clear Channel Communications, Inc.	7,086,852	†
229,700	Comcast Corp., Class A	7,109,215	*†
129,900	Reader's Digest Association, Inc.	1,790,022
488,150	Time Warner, Inc.	8,493,810
	Total Media	24,479,899
	Metals & Mining (1.1%)
65,600	United States Steel Corp.	4,493,600	†
	Multiline Retail (3.5%)
71,644	Federated Department Stores, Inc.	5,577,485
57,233	Sears Holdings Corp.	8,223,810	*
	Total Multiline Retail	13,801,295
	Oil, Gas & Consumable Fuels (4.9%)
78,200	Chevron Corp.	4,771,764
216,144	ConocoPhillips	14,460,034
	Total Oil, Gas & Consumable Fuels	19,231,798
	Paper & Forest Products (1.7%)
237,500	MeadWestvaco Corp.	6,771,125
	Personal Products (0.9%)
113,600	Avon Products, Inc.	3,704,496
	Pharmaceuticals (4.5%)
241,200	Watson Pharmaceuticals, Inc.	6,859,728	*
227,900	Wyeth	11,091,893
	Total Pharmaceuticals	17,951,621
	Road & Rail (5.5%)
105,200	Con-way, Inc.	5,861,744
231,500	CSX Corp.	15,855,435
	Total Road & Rail	21,717,179

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Diversified Value Fund

  April 30, 2006

Number of Shares	Common Stock	Value
	Semiconductors & Semiconductor Equipment (3.6%)
355,000	Intel Corp.	$7,092,900
241,100	Intersil Corp., Class A	7,138,971
	Total Semiconductors & Semiconductor Equipment	14,231,871
	Software (0.0%)
2,700	Veritas Software Corp. Rights	—
	Specialty Retail (2.0%)
190,100	Office Depot, Inc.	7,714,258	*
	Thrifts & Mortgage Finance (1.5%)
113,600	Fannie Mae	5,748,160
	Total Common Stock (Cost: $328,138,188) (91.1%)	360,590,190
	Short-Term Investments
	Money Market Investments (0.8%)
2,763,050	BGI Institutional Money Market Fund, 4.775%	2,763,050	**
276,305	Merrimac Cash Fund—Premium Class, 4.605%	276,305	**
	Total Money Market Investments	3,039,355
Principal Amount
	Other Short-Term Investments (17.0%)▲
$296,037	Abbey National PLC, 4.77%, due 05/03/06	296,037	**
969,096	Banco Santander Central Hispano S.A., 4.771%, due 05/02/06	969,096	**
986,804	BancoBilbao Vizcaya Argentaria S.A., 4.95%, due 06/20/06	986,804	**
434,194	Bank of America, 4.77%, due 05/16/06	434,194	**
789,443	Bank of America, 4.97%, due 06/19/06	789,443	**
986,804	Bank of Montreal, 4.77%, due 05/02/06	986,804	**
986,804	Bank of Nova Scotia (The), 4.79%, due 05/10/06	986,804	**
986,804	Bank of the West, 4.94%, due 06/16/06	986,804	**
789,443	Barclays Bank PLC, 4.77%, due 05/16/06	789,443	**
986,804	Barton Capital LLC, 4.774%, due 05/04/06	986,804	**
394,721	Bear Stearns Companies, Inc., 5.01%, due 09/07/06	394,721	**
789,443	Branch Banker & Trust, 4.85%, due 05/19/06	789,443	**
480,293	CAFCO Funding LLC, 4.913%, due 05/31/06	480,293	**
986,804	Calyon, 4.74%, due 05/09/06	986,804	**
592,082	Calyon, 4.91%, due 06/02/06	592,082	**
986,804	Canadian Imperial Bank of Commerce, 4.915%, due 05/18/06	986,804	**
1,381,525	Credit Suisse First Boston Corp., 4.7%, due 05/02/06	1,381,525	**
592,082	Deutsche Bank, 4.76%, due 05/01/06	592,082	**
986,804	Dexia Group, 4.775%, due 05/04/06	986,804	**
986,804	First Tennessee National Corp., 4.95%, due 06/19/06	986,804	**
671,027	Fortis Bank, 4.83%, due 05/08/06	671,027	**
986,804	Fortis Bank, 4.97%, due 06/22/06	986,804	**
986,804	Halifax Bank of Scotland, 4.789%, due 07/10/06	986,804	**
986,804	Harris Trust & Savings Bank, 4.9%, due 05/23/06	986,804	**
33,304,951	Investors Bank & Trust Depository Reserve, 3.24%	33,304,951

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Diversified Value Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value
	Other Short-Term Investments (Continued)
$979,743	Lexington Parker Capital, 4.787%, due 05/04/06	$979,743	**
1,973,607	Lloyds TSB Bank, 4.81%, due 05/11/06	1,973,607	**
789,443	Marshall & Ilsley Bank, 4.99%, due 06/23/06	789,443	**
986,804	Nordea Bank Finland PLC (NY Branch), 4.97%, due 05/30/06	986,804	**
986,804	Prefco, 4.786%, due 05/01/06	986,804	**
504,201	Prefco, 4.962%, due 05/30/06	504,201	**
983,927	Ranger Funding, 4.777%, due 05/01/06	983,927	**
394,721	Royal Bank of Canada, 4.99%, due 06/27/06	394,721	**
986,804	Royal Bank of Scotland, 4.75%, due 05/03/06	986,804	**
592,082	Royal Bank of Scotland, 4.87%, due 05/12/06	592,082	**
979,743	Sheffield Receivables Corp., 4.787%, due 05/03/06	979,743	**
66,309	Svenska Handlesbanken, 4.82%, due 05/01/06	66,309	**
1,776,247	UBS AG, 4.94%, due 06/16/06	1,776,247	**
986,804	Wells Fargo & Co., 4.86%, due 05/12/06	986,804	**
986,804	Wells Fargo & Co., 4.9%, due 05/15/06	986,804	**
	Total Other Short-Term Investments	67,300,028
	Total Short-Term Investments (Cost: $70,339,383) (17.8%)	70,339,383
	Total Investments (Cost: $398,477,571) (108.9%)	430,929,573
Liabilities in Excess of Other Assets (– 8.9%)	(35,083,184)
	Net Assets (100.0%)	$395,846,389

  Notes to the Schedule of Investments:

ADR  -  American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

  *  Non-income producing.

  **  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

  ▲  Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements, and Time Deposits.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Diversified Value Fund

Investments by Industry (Unaudited)  April 30, 2006

Industry	Percentage of Net Assets
Aerospace & Defense	3.4%
Automobiles	1.7
Biotechnology	1.3
Capital Markets	2.9
Commercial Services & Supplies	1.0
Communications Equipment	1.9
Computers & Peripherals	7.0
Consumer Finance	2.1
Diversified Financial Services	3.3
Diversified Telecommunication Services	5.5
Electric Utilities	1.5
Electronic Equipment & Instruments	1.5
Food Products	2.9
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	4.9
Household Durables	2.5
Household Products	1.1
Information Technology Services	2.1
Insurance	6.3
Leisure Equipment & Products	1.8
Media	6.2
Metals & Mining	1.1
Multiline Retail	3.5
Oil, Gas & Consumable Fuels	4.9
Paper & Forest Products	1.7
Personal Products	0.9
Pharmaceuticals	4.5
Road & Rail	5.5
Semiconductors & Semiconductor Equipment	3.6
Specialty Retail	2.0
Thrifts & Mortgage Finance	1.5
Short-Term Investments	17.8
Total	108.9%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.7% of Net Assets)
442,100	Honeywell International, Inc.	$18,789,250
	Automobiles (1.5%)
748,300	General Motors Corp.	17,121,104	†
	Capital Markets (2.8%)
404,600	Merrill Lynch & Co., Inc.	30,854,796
	Chemicals (3.4%)
213,700	Air Products & Chemicals, Inc.	14,642,724
532,000	Du Pont (E.I.) de Nemours & Co.	23,461,200
	Total Chemicals	38,103,924
	Commercial Services & Supplies (2.1%)
625,400	Waste Management, Inc.	23,427,484
	Communications Equipment (4.9%)
5,063,400	Lucent Technologies, Inc.	14,126,886	*
1,762,400	Nokia Oyj (ADR)	39,935,984
	Total Communications Equipment	54,062,870
	Computers & Peripherals (4.0%)
874,900	Hewlett-Packard Co.	28,408,003
191,000	International Business Machines Corp.	15,726,940
	Total Computers & Peripherals	44,134,943
	Consumer Finance (1.0%)
131,200	Capital One Financial Corp.	11,367,168
	Containers & Packaging (2.9%)
1,434,200	Packaging Corp. of America	32,240,816
	Diversified Financial Services (6.7%)
678,800	Citigroup, Inc.	33,906,060
887,900	JPMorgan Chase & Co.	40,292,902
	Total Diversified Financial Services	74,198,962
	Diversified Telecommunication Services (6.1%)
1,185,300	AT&T, Inc.	31,066,713	†
877,000	BCE, Inc.	21,679,440	†
2,283,900	Qwest Communications International, Inc.	15,324,969	*†
	Total Diversified Telecommunication Services	68,071,122
	Electric Utilities (1.9%)
627,500	American Electric Power Co., Inc.	20,996,150
	Food Products (4.8%)
283,000	Flowers Foods, Inc.	7,949,470
616,600	Kraft Foods, Inc., Class A	19,262,584	†
1,463,200	Sara Lee Corp.	26,147,384	†
	Total Food Products	53,359,438
	Health Care Equipment & Supplies (1.0%)
498,400	Boston Scientific Corp.	11,582,816	*†

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Dividend Focused Fund

  April 30, 2006

Number of Shares	Common Stock	Value
	Health Care Providers & Services (2.9%)
465,500	HCA, Inc.	$20,430,795
1,486,795	Tenet Healthcare Corp.	12,370,134	*
	Total Health Care Providers & Services	32,800,929
	Hotels, Restaurants & Leisure (1.3%)
426,000	McDonald's Corp.	14,726,820
	Household Durables (1.1%)
253,000	Sony Corp. (ADR)	12,381,820
	Household Products (1.1%)
206,700	Kimberly-Clark Corp.	12,098,151
	Information Technology Services (1.8%)
759,100	Electronic Data Systems Corp.	20,556,428
	Insurance (6.9%)
282,100	American International Group, Inc.	18,407,025
473,800	Chubb Corp.	24,419,652
758,900	The St. Paul Travelers Companies, Inc.	33,414,367	†
	Total Insurance	76,241,044
	Leisure Equipment & Products (1.6%)
1,079,100	Mattel, Inc.	17,459,838
	Media (6.4%)
737,600	Clear Channel Communications, Inc.	21,043,728	†
666,100	Comcast Corp., Class A	20,615,795	*†
395,000	Reader's Digest Association, Inc.	5,443,100
1,172,300	Regal Entertainment Group, Class A	24,641,746	†
	Total Media	71,744,369
	Metals & Mining (1.2%)
190,200	United States Steel Corp.	13,028,700	†
	Multiline Retail (2.9%)
190,396	Federated Department Stores, Inc.	14,822,329
121,780	Sears Holdings Corp.	17,498,568	*
	Total Multiline Retail	32,320,897
	Oil, Gas & Consumable Fuels (5.1%)
274,700	Chevron Corp.	16,762,194	†
591,300	ConocoPhillips	39,557,970
	Total Oil, Gas & Consumable Fuels	56,320,164
	Paper & Forest Products (2.1%)
816,400	MeadWestvaco Corp.	23,275,564
	Pharmaceuticals (6.3%)
529,600	Pfizer, Inc.	13,414,768
744,800	Watson Pharmaceuticals, Inc.	21,182,112	*
719,100	Wyeth	34,998,597
	Total Pharmaceuticals	69,595,477

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Dividend Focused Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Real Estate (2.3%)
433,300	CapitalSource, Inc.	$10,182,550	†
778,900	Crescent Real Estate Equities Co. (REIT)	15,578,000
	Total Real Estate	25,760,550
	Road & Rail (4.6%)
196,000	Con-way, Inc.	10,921,120	†
509,700	CSX Corp.	34,909,353
58,400	Union Pacific Corp.	5,326,664
	Total Road & Rail	51,157,137
	Semiconductors & Semiconductor Equipment (1.8%)
1,002,800	Intel Corp.	20,035,944
	Thrifts & Mortgage Finance (1.5%)
325,100	Fannie Mae	16,450,060
	Wireless Telecommunication Services (2.6%)
445,300	Alltel Corp.	28,663,961
	Total Common Stock (Cost: $991,951,440) (98.3%)	1,092,928,696
	Short-Term Investments
	Money Market Investments (1.1%)
11,119,516	BGI Institutional Money Market Fund, 4.775%	11,119,516	**
1,111,952	Merrimac Cash Fund—Premium Class, 4.605%	1,111,952	**
	Total Money Market Investments	12,231,468
Principal Amount
	Other Short-Term Investments (15.2%)▲
$1,191,376	Abbey National PLC, 4.77%, due 05/03/06	1,191,376	**
3,899,993	Banco Santander Central Hispano S.A., 4.771%, due 05/02/06	3,899,993	**
3,971,255	BancoBilbao Vizcaya Argentaria S.A., 4.95%, due 06/20/06	3,971,255	**
1,747,352	Bank of America, 4.77%, due 05/16/06	1,747,352	**
3,177,004	Bank of America, 4.97%, due 06/19/06	3,177,004	**
3,971,256	Bank of Montreal, 4.77%, due 05/02/06	3,971,256	**
3,971,256	Bank of Nova Scotia, 4.79%, due 05/10/06	3,971,256	**
3,971,256	Bank of the West, 4.94%, due 06/16/06	3,971,256	**
3,177,005	Barclays Bank PLC, 4.77%, due 05/16/06	3,177,005	**
3,971,256	Barton Capital LLC, 4.774%, due 05/04/06	3,971,256	**
1,588,502	Bear Stearns Companies, Inc., 5.01%, due 09/07/06	1,588,502	**
3,177,005	Branch Banker & Trust, 4.85%, due 05/19/06	3,177,005	**
1,932,872	CAFCO Funding LLC, 4.913%, due 05/31/06	1,932,872	**
3,971,256	Calyon, 4.74%, due 05/09/06	3,971,256	**
2,382,753	Calyon, 4.91%, due 06/02/06	2,382,753	**
3,971,256	Canadian Imperial Bank of Commerce, 4.915%, due 05/18/06	3,971,256	**
5,559,758	Credit Suisse First Boston Corp., 4.7%, due 05/02/06	5,559,758	**
2,382,753	Deutsche Bank, 4.76%, due 05/01/06	2,382,753	**

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Dividend Focused Fund

  April 30, 2006

Principal Amount	Short-Term Investments	Value
	Other Short-Term Investments (Continued)
$3,971,256	Dexia Group, 4.775%, due 05/04/06	$3,971,256	**
3,971,256	First Tennessee National Corp., 4.95%, due 06/19/06	3,971,256	**
2,700,454	Fortis Bank, 4.83%, due 05/08/06	2,700,454	**
3,971,256	Fortis Bank, 4.97%, due 06/22/06	3,971,256	**
3,971,256	Halifax Bank of Scotland, 4.789%, due 07/10/06	3,971,256	**
3,971,256	Harris Trust & Savings Bank, 4.9%, due 05/23/06	3,971,256	**
32,143,126	Investors Bank & Trust Depository Reserve, 3.24%	32,143,126
3,942,841	Lexington Parker Capital, 4.787%, due 05/04/06	3,942,841	**
7,942,511	Lloyds TSB Bank, 4.81%, due 05/11/06	7,942,511	**
3,177,005	Marshall & Ilsley Bank, 4.99%, due 06/23/06	3,177,005	**
3,971,256	Nordea Bank Finland PLC (NY Branch), 4.97%, due 05/30/06	3,971,256	**
3,971,256	Prefco, 4.786%, due 05/01/06	3,971,256	**
2,029,087	Prefco, 4.962%, due 05/30/06	2,029,087	**
3,959,680	Ranger Funding, 4.777%, due 05/01/06	3,959,680	**
1,588,502	Royal Bank of Canada, 4.99%, due 06/27/06	1,588,502	**
3,971,256	Royal Bank of Scotland, 4.75%, due 05/03/06	3,971,256	**
2,382,753	Royal Bank of Scotland, 4.87%, due 05/12/06	2,382,753	**
3,942,841	Sheffield Receivables Corp., 4.787%, due 05/03/06	3,942,841	**
266,852	Svenska Handlesbanken, 4.82%, due 05/01/06	266,852	**
7,148,260	UBS AG, 4.94%, due 06/16/06	7,148,260	**
3,971,256	Wells Fargo & Co., 4.86%, due 05/12/06	3,971,256	**
3,971,256	Wells Fargo & Co., 4.9%, due 05/15/06	3,971,256	**
	Total Other Short-Term Investments	168,951,636
	Total Short-Term Investments (Cost: $181,183,104) (16.3%)	181,183,104
	Total Investments (Cost: $1,173,134,544) (114.6%)	1,274,111,800
Liabilities in Excess of Other Assets (– 14.6%)	(162,557,370)
	Net Assets (100.0%)	$1,111,554,430

Notes to the Schedule of Investments:

ADR  -  American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

REIT  -  Real Estate Investment Trust.

  *  Non-income producing.

  **  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

  ▲  Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements, and Time Deposits.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Dividend Focused Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	1.7%
Automobiles	1.5
Capital Markets	2.8
Chemicals	3.4
Commercial Services & Supplies	2.1
Communications Equipment	4.9
Computers & Peripherals	4.0
Consumer Finance	1.0
Containers & Packaging	2.9
Diversified Financial Services	6.7
Diversified Telecommunication Services	6.1
Electric Utilities	1.9
Food Products	4.8
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	2.9
Hotels, Restaurants & Leisure	1.3
Household Durables	1.1
Household Products	1.1
Information Technology Services	1.8
Insurance	6.9
Leisure Equipment & Products	1.6
Media	6.4
Metals & Mining	1.2
Multiline Retail	2.9
Oil, Gas & Consumable Fuels	5.1
Paper & Forest Products	2.1
Pharmaceuticals	6.3
Real Estate	2.3
Road & Rail	4.6
Semiconductors & Semiconductor Equipment	1.8
Thrifts & Mortgage Finance	1.5
Wireless Telecommunication Services	2.6
Short-Term Investments	16.3
Total	114.6%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Equities Fund

Schedule of Investments (Unaudited)  April 30, 2006

Number of Shares	Common Stock	Value
	Aerospace & Defense (4.8% of Net Assets)
20,750	General Dynamics Corp.	$1,361,615
23,300	Lockheed Martin Corp.	1,768,470
24,340	Northrop Grumman Corp.	1,628,346
	Total Aerospace & Defense	4,758,431
	Air Freight & Logistics (1.5%)
18,800	United Parcel Service, Inc., Class B	1,524,116
	Building Products (0.6%)
19,295	Masco Corp.	615,510
	Capital Markets (4.5%)
16,950	Goldman Sachs Group, Inc.	2,716,915
12,200	Merrill Lynch & Co., Inc.	930,372
42,750	The Charles Schwab Corp.	765,225
	Total Capital Markets	4,412,512
	Chemicals (6.5%)
43,980	Air Products & Chemicals, Inc.	3,013,510
18,800	Du Pont (E.I.) de Nemours & Co.	829,080
52,265	Ecolab, Inc.	1,975,617
10,250	Praxair, Inc.	575,332
	Total Chemicals	6,393,539
	Commercial Banks (4.1%)
29,240	Bank of America Corp.	1,459,661
37,600	Wells Fargo & Co.	2,582,744
	Total Commercial Banks	4,042,405
	Commercial Services & Supplies (0.7%)
11,380	Avery Dennison Corp.	711,250
	Communications Equipment (3.0%)
23,550	Motorola, Inc.	502,792
110,000	Nokia Oyj (ADR)	2,492,600
	Total Communications Equipment	2,995,392
	Computers & Peripherals (1.7%)
28,800	Dell, Inc.	754,560	*
11,300	International Business Machines Corp.	930,442
	Total Computers & Peripherals	1,685,002
	Consumer Finance (1.0%)
17,450	American Express Co.	938,984
	Diversified Consumer Services (1.0%)
41,600	H&R Block, Inc.	949,728
	Diversified Financial Services (7.8%)
79,967	Citigroup, Inc.	3,994,352
80,344	JPMorgan Chase & Co.	3,646,011
	Total Diversified Financial Services	7,640,363

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Electric Utilities (3.0%)
54,735	Exelon Corp.	$2,955,690
	Electrical Equipment (2.4%)
27,300	Emerson Electric Co.	2,319,135
	Energy Equipment & Services (13.7%)
19,300	GlobalSantaFe Corp.	1,181,353
47,355	Halliburton Co.	3,700,793	†
27,600	Noble Corp.	2,178,744
42,360	Schlumberger, Ltd.	2,928,770	†
42,104	Transocean, Inc.	3,413,371	*
	Total Energy Equipment & Services	13,403,031
	Food & Staples Retailing (3.2%)
22,670	Costco Wholesale Corp.	1,233,928
63,055	Sysco Corp.	1,884,714
	Total Food & Staples Retailing	3,118,642
	Industrial Conglomerates (5.7%)
25,635	3M Co.	2,189,998
90,090	General Electric Co.	3,116,213
10,450	Tyco International, Ltd.	275,357
	Total Industrial Conglomerates	5,581,568
	Insurance (6.4%)
13,500	Allstate Corp.	762,615
60,650	American International Group, Inc.	3,957,413
6,150	Hartford Financial Services Group	565,370
32,280	Marsh & McLennan Companies, Inc.	990,028
	Total Insurance	6,275,426
	Machinery (1.9%)
28,860	Danaher Corp.	1,850,215
	Metals & Mining (2.9%)
25,400	Newmont Mining Corp.	1,482,344
6,035	Rio Tinto PLC (ADR)	1,343,995
	Total Metals & Mining	2,826,339
	Multiline Retail (3.3%)
57,300	Kohl's Corp.	3,199,632	*
	Oil, Gas & Consumable Fuels (11.1%)
6,600	Anadarko Petroleum Corp.	691,812
26,800	Apache Corp.	1,904,140	†
88,796	Exxon Mobil Corp.	5,601,252
42,400	Peabody Energy Corp.	2,707,664
	Total Oil, Gas & Consumable Fuels	10,904,868

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Equities Fund

  April 30, 2006

Number of Shares	Common Stock	Value
	Road & Rail (2.6%)
27,800	CSX Corp.	$1,904,022
11,580	Norfolk Southern Corp.	625,320
	Total Road & Rail	2,529,342
	Semiconductors & Semiconductor Equipment (0.7%)
34,165	Intel Corp.	682,617
	Specialty Retail (2.6%)
10,855	Best Buy Co., Inc.	615,044
30,600	Home Depot, Inc.	1,221,858
37,610	The Gap, Inc.	680,365
	Total Specialty Retail	2,517,267
	Thrifts & Mortgage Finance (3.2%)
78,000	Countrywide Financial Corp.	3,171,480	†
	Total Common Stock (Cost: $74,973,190) (99.9%)	98,002,484
	Short-Term Investments
	Money Market Investments (0.5%)
495,627	BGI Institutional Money Market Fund, 4.775%	495,627	**
49,563	Merrimac Cash Fund—Premium Class, 4.605%	49,563	**
	Total Money Market Investments	545,190
Principal Amount
	Other Short-Term Investments (6.3%)▲
$53,103	Abbey National PLC, 4.77%, due 05/03/06	53,102	**
173,833	Banco Santander Central Hispano S.A., 4.771%, due 05/02/06	173,832	**
177,010	BancoBilbao Vizcaya Argentaria S.A., 4.95%, due 06/20/06	177,009	**
77,884	Bank of America, 4.77%, due 05/16/06	77,883	**
141,608	Bank of America, 4.97%, due 06/19/06	141,607	**
177,010	Bank of Montreal, 4.77%, due 05/02/06	177,009	**
177,010	Bank of Nova Scotia (The), 4.79%, due 05/10/06	177,009	**
177,010	Bank of the West, 4.94%, due 06/16/06	177,009	**
141,608	Barclays Bank PLC, 4.77%, due 05/16/06	141,607	**
177,010	Barton Capital LLC, 4.774%, due 05/04/06	177,009	**
70,804	Bear Stearns Companies, Inc., 5.01%, due 09/07/06	70,803	**
141,608	Branch Banker & Trust, 4.85%, due 05/19/06	141,608	**
86,153	CAFCO Funding LLC, 4.913%, due 05/31/06	86,153	**
177,010	Calyon, 4.74%, due 05/09/06	177,010	**
106,206	Calyon, 4.91%, due 06/02/06	106,206	**
177,010	Canadian Imperial Bank of Commerce, 4.915%, due 05/18/06	177,010	**
247,813	Credit Suisse First Boston Corp., 4.7%, due 05/02/06	247,813	**
106,206	Deutsche Bank, 4.76%, due 05/01/06	106,206	**
177,010	Dexia Group, 4.775%, due 05/04/06	177,010	**
177,010	First Tennessee National Corp., 4.95%, due 06/19/06	177,010	**
120,366	Fortis Bank, 4.83%, due 05/08/06	120,366	**

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Equities Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value
	Other Short-Term Investments (Continued)
$177,010	Fortis Bank, 4.97%, due 06/22/06	$177,010	**
177,010	Halifax Bank of Scotland, 4.789%, due 07/10/06	177,010	**
177,010	Harris Trust & Savings Bank, 4.9%, due 05/23/06	177,010	**
47,032	Investors Bank & Trust Depository Reserve, 3.24%	47,032
175,743	Lexington Parker Capital, 4.787%, due 05/04/06	175,743	**
354,019	Lloyds TSB Bank, 4.81%, due 05/11/06	354,019	**
141,608	Marshall & Ilsley Bank, 4.99%, due 06/23/06	141,608	**
177,010	Nordea Bank Finland PLC (NY Branch), 4.97%, due 05/30/06	177,010	**
177,010	Prefco, 4.786%, due 05/01/06	177,010	**
90,442	Prefco, 4.962%, due 05/30/06	90,442	**
176,494	Ranger Funding, 4.777%, due 05/01/06	176,494	**
70,804	Royal Bank of Canada, 4.99%, due 06/27/06	70,804	**
177,010	Royal Bank of Scotland, 4.75%, due 05/03/06	177,010	**
106,206	Royal Bank of Scotland, 4.87%, due 05/12/06	106,206	**
175,743	Sheffield Receivables Corp., 4.787%, due 05/03/06	175,743	**
11,894	Svenska Handlesbanken, 4.82%, due 05/01/06	11,894	**
318,617	UBS AG, 4.94%, due 06/16/06	318,617	**
177,010	Wells Fargo & Co., 4.86%, due 05/12/06	177,010	**
177,010	Wells Fargo & Co., 4.9%, due 05/15/06	177,010	**
	Total Other Short-Term Investments	6,144,953
	Total Short-Term Investments (Cost: $6,690,143) (6.8%)	6,690,143
	Total Investments (Cost: $81,663,333) (106.7%)	104,692,627
	Liabilities in Excess of Other Assets (– 6.7%)	(6,563,114)
	Net Assets (100.0%)	$98,129,513

Notes to the Schedule of Investments:

ADR  -  American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

  *  Non-income producing.

  **  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

  ▲  Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements, and Time Deposits.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Equities Fund

Investments by Industry (Unaudited)  April 30, 2006

Industry	Percentage of Net Assets
Aerospace & Defense	4.8%
Air Freight & Logistics	1.5
Building Products	0.6
Capital Markets	4.5
Chemicals	6.5
Commercial Banks	4.1
Commercial Services & Supplies	0.7
Communications Equipment	3.0
Computers & Peripherals	1.7
Consumer Finance	1.0
Diversified Consumer Services	1.0
Diversified Financial Services	7.8
Electric Utilities	3.0
Electrical Equipment	2.4
Energy Equipment & Services	13.7
Food & Staples Retailing	3.2
Industrial Conglomerates	5.7
Insurance	6.4
Machinery	1.9
Metals & Mining	2.9
Multiline Retail	3.3
Oil, Gas & Consumable Fuels	11.1
Road & Rail	2.6
Semiconductors & Semiconductor Equipment	0.7
Specialty Retail	2.6
Thrifts & Mortgage Finance	3.2
Short-Term Investments	6.8
Total	106.7%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Focused Equities Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Aerospace & Defense (7.3% of Net Assets)
5,970	General Dynamics Corp.	$391,751
9,300	Lockheed Martin Corp.	705,870
11,705	Northrop Grumman Corp.	783,064
	Total Aerospace & Defense	1,880,685
	Capital Markets (3.1%)
4,950	Goldman Sachs Group, Inc.	793,435
	Chemicals (7.3%)
12,710	Air Products & Chemicals, Inc.	870,889
26,620	Ecolab, Inc.	1,006,236
	Total Chemicals	1,877,125
	Communications Equipment (4.0%)
44,900	Nokia Oyj (ADR)	1,017,434
	Computers & Peripherals (1.3%)
13,040	Dell, Inc.	341,648	*
	Diversified Consumer Services (2.1%)
23,780	H&R Block, Inc.	542,897
	Diversified Financial Services (8.5%)
20,150	Citigroup, Inc.	1,006,492
25,700	JPMorgan Chase & Co.	1,166,266
	Total Diversified Financial Services	2,172,758
	Electric Utilities (3.6%)
16,885	Exelon Corp.	911,790
	Energy Equipment & Services (19.9%)
15,630	Halliburton Co.	1,221,484
14,520	Noble Corp.	1,146,209
22,650	Schlumberger, Ltd.	1,566,021
14,522	Transocean, Inc.	1,177,299	*
	Total Energy Equipment & Services	5,111,013
	Food & Staples Retailing (4.6%)
5,735	Costco Wholesale Corp.	312,156
29,110	Sysco Corp.	870,098
	Total Food & Staples Retailing	1,182,254
	Industrial Conglomerates (6.2%)
8,990	3M Co.	768,016
23,800	General Electric Co.	823,242
	Total Industrial Conglomerates	1,591,258
	Insurance (4.9%)
15,150	American International Group, Inc.	988,538
9,050	Marsh & McLennan Companies, Inc.	277,564
	Total Insurance	1,266,102

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Focused Equities Fund

  April 30, 2006

Number of Shares	Common Stock	Value
	Machinery (3.1%)
12,250	Danaher Corp.	$785,348
	Metals & Mining (2.3%)
2,695	Rio Tinto PLC (ADR)	600,177
	Multiline Retail (3.9%)
17,970	Kohl's Corp.	1,003,445	*
	Oil, Gas & Consumable Fuels (6.2%)
9,100	Apache Corp.	646,555
14,940	Exxon Mobil Corp.	942,415
	Total Oil, Gas & Consumable Fuels	1,588,970
	Road & Rail (3.7%)
11,300	CSX Corp.	773,937
3,375	Norfolk Southern Corp.	182,250
	Total Road & Rail	956,187
	Specialty Retail (1.8%)
4,950	Best Buy Co., Inc.	280,467
9,335	The Gap, Inc.	168,870
	Total Specialty Retail	449,337
	Thrifts & Mortgage Finance (4.1%)
26,000	Countrywide Financial Corp.	1,057,160
	Total Common Stock (Cost: $22,563,760) (97.9%)	25,129,023
Principal Amount	Short-Term Investments
$547,320	Investors Bank & Trust Depository Reserve, 3.24%	547,320
	Total Short-Term Investments (Cost: $547,320) (2.1%)	547,320
	Total Investments (Cost: $23,111,080) (100.0%)	25,676,343
	Excess of Other Assets over Liabilities (0.0%)	7,456
	Net Assets (100.0%)	$25,683,799

Notes to the Schedule of Investments:

ADR  -  American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

  *  Non-income producing.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Focused Equities Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	7.3%
Capital Markets	3.1
Chemicals	7.3
Communications Equipment	4.0
Computers & Peripherals	1.3
Diversified Consumer Services	2.1
Diversified Financial Services	8.5
Electric Utilities	3.6
Energy Equipment & Services	19.9
Food & Staples Retailing	4.6
Industrial Conglomerates	6.2
Insurance	4.9
Machinery	3.1
Metals & Mining	2.3
Multiline Retail	3.9
Oil, Gas & Consumable Fuels	6.2
Road & Rail	3.7
Specialty Retail	1.8
Thrifts & Mortgage Finance	4.1
Short-Term Investments	2.1
Total	100.0%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Growth Equities Fund

Schedule of Investments (Unaudited)  April 30, 2006

Number of Shares	Common Stock	Value
	Air Freight & Logistics (0.9% of Net Assets)
7,500	UTI Worldwide, Inc.	$233,925
	Biotechnology (9.1%)
10,400	Cubist Pharmaceuticals, Inc.	235,768	*
10,800	CV Therapeutics, Inc.	214,380	*
9,500	Genentech, Inc.	757,245	*
13,600	MedImmune, Inc.	427,992	*
2,500	Neurocrine Biosciences, Inc.	143,400	*
7,800	Nuvelo, Inc.	127,686	*
13,050	Onyx Pharmaceuticals, Inc.	304,717	*
6,600	Vertex Pharmaceuticals, Inc.	240,042	*
	Total Biotechnology	2,451,230
	Capital Markets (4.8%)
23,500	E*TRADE Group, Inc.	584,680	*
12,650	SEI Investments Co.	543,191
1,800	T. Rowe Price Group, Inc.	151,542
	Total Capital Markets	1,279,413
	Commercial Banks (4.1%)
14,800	Commerce Bancorp, Inc.	597,032
14,100	Signature Bank	498,717	*
	Total Commercial Banks	1,095,749
	Commercial Services & Supplies (14.6%)
11,600	Advisory Board Co.	650,992	*
9,150	Corporate Executive Board Co.	980,240
11,950	Monster Worldwide, Inc.	685,930	*
21,700	Resources Connection, Inc.	583,730	*
24,300	Robert Half International, Inc.	1,027,161
	Total Commercial Services & Supplies	3,928,053
	Communications Equipment (2.1%)
4,200	F5 Networks, Inc.	245,952	*
4,000	Research In Motion, Ltd.	306,520	*
	Total Communications Equipment	552,472
	Diversified Consumer Services (3.2%)
15,200	Bright Horizons Family Solutions, Inc.	603,744	*
2,600	Strayer Education, Inc.	270,374
	Total Diversified Consumer Services	874,118
	Electrical Equipment (1.5%)
8,200	Energy Conversion Devices, Inc.	410,082	*
	Electronic Equipment & Instruments (0.7%)
12,100	Cogent, Inc.	197,956	*

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Growth Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Energy Equipment & Services (7.2%)
10,300	BJ Services Co.	$391,915
5,500	FMC Technologies, Inc.	300,190	*
4,500	National-Oilwell Varco, Inc.	310,365	*
22,300	Smith International, Inc.	941,729
	Total Energy Equipment & Services	1,944,199
	Health Care Equipment & Supplies (3.8%)
24,800	IntraLase Corp.	532,704	*
3,800	Intuitive Surgical, Inc.	482,600	*
	Total Health Care Equipment & Supplies	1,015,304
	Health Care Providers & Services (2.7%)
9,200	Express Scripts, Inc.	718,888	*
	Health Care Technology (0.9%)
5,800	Cerner Corp.	229,970	*
	Hotels, Restaurants & Leisure (6.4%)
8,900	Ctrip.com International, Ltd. (ADR)	400,457
9,100	P.F. Chang's China Bistro, Inc.	387,751	*
7,300	The Cheesecake Factory, Inc.	230,388	*
9,400	Wynn Resorts, Ltd.	715,434	*
	Total Hotels, Restaurants & Leisure	1,734,030
	Information Technology Services (5.4%)
4,900	Alliance Data Systems Corp.	269,647	*
5,400	CheckFree Corp.	290,898	*
14,100	Cognizant Technology Solutions Corp., Class A	896,901	*
	Total Information Technology Services	1,457,446
	Insurance (2.4%)
19,700	National Interstate Corp.	368,981
7,700	Willis Group Holdings, Ltd.	270,655
	Total Insurance	639,636
	Internet & Catalog Retail (1.4%)
12,600	Netflix, Inc.	373,464	*
	Internet Software & Services (7.0%)
23,700	eBay, Inc.	815,517	*
10,000	SINA Corp.	264,500	*
24,250	Yahoo!, Inc.	794,915	*
	Total Internet Software & Services	1,874,932
	Life Science Tools & Services (1.0%)
3,900	Invitrogen Corp.	257,439	*
	Machinery (2.3%)
9,600	Joy Global, Inc.	630,624

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Growth Equities Fund

  April 30, 2006

Number of Shares	Common Stock	Value
	Oil, Gas & Consumable Fuels (3.9%)
11,700	Plains Exploration & Production Co.	$431,379	*
4,300	Ultra Petroleum Corp.	275,028	*
8,400	Whiting Petroleum Corp.	354,900	*
	Total Oil, Gas & Consumable Fuels	1,061,307
	Pharmaceuticals (0.8%)
15,900	Salix Pharmaceuticals, Ltd.	217,830	*
	Semiconductors & Semiconductor Equipment (6.6%)
13,300	Broadcom Corp., Class A	546,763	*
9,365	Hittite Microwave Corp.	364,392	*
8,600	Marvell Technology Group, Ltd.	490,974	*
7,900	Silicon Laboratories, Inc.	368,219	*
	Total Semiconductors & Semiconductor Equipment	1,770,348
	Software (3.0%)
7,300	NAVTEQ Corp.	303,096	*
14,350	Salesforce.com, Inc.	502,968	*
	Total Software	806,064
	Specialty Retail (1.1%)
7,800	Chico's FAS, Inc.	289,068	*
	Trading Companies & Distributors (2.3%)
11,750	MSC Industrial Direct Co., Class A	609,355
	Total Common Stock (Cost: $19,744,382) (99.2%)	26,652,902
Principal Amount	Short-Term Investments
$637,243	Investors Bank & Trust Depository Reserve, 3.24%	637,243
	Total Short-Term Investments (Cost: $637,243) (2.4%)	637,243
	Total Investments (Cost: $20,381,625) (101.6%)	27,290,145
	Liabilities in Excess of Other Assets (– 1.6%)	(421,102)
	Net Assets (100.0%)	$26,869,043

Notes to the Schedule of Investments:

ADR  -  American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

  *  Non-income producing.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Growth Equities Fund

Investments by Industry (Unaudited)

Investments by Industry

Industry	Percentage of Net Assets
Air Freight & Logistics	0.9%
Biotechnology	9.1
Capital Markets	4.8
Commercial Banks	4.1
Commercial Services & Supplies	14.6
Communications Equipment	2.1
Diversified Consumer Services	3.2
Electrical Equipment	1.5
Electronic Equipment & Instruments	0.7
Energy Equipment & Services	7.2
Health Care Equipment & Supplies	3.8
Health Care Providers & Services	2.7
Health Care Technology	0.9
Hotels, Restaurants & Leisure	6.4
Information Technology Services	5.4
Insurance	2.4
Internet & Catalog Retail	1.4
Internet Software & Services	7.0
Life Science Tools & Services	1.0
Machinery	2.3
Oil, Gas & Consumable Fuels	3.9
Pharmaceuticals	0.8
Semiconductors & Semiconductor Equipment	6.6
Software	3.0
Specialty Retail	1.1
Trading Companies & Distributors	2.3
Short-Term Investments	2.4
Total	101.6%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Growth Insights Fund

Schedule of Investments (Unaudited)  April 30, 2006

Number of Shares	Common Stock	Value
	Air Freight & Logistics (3.8% of Net Assets)
145	Expeditors International of Washington, Inc.	$12,413
1,185	UTI Worldwide, Inc.	36,960
	Total Air Freight & Logistics	49,373
	Biotechnology (4.6%)
443	Genentech, Inc.	35,312	*
215	Genzyme Corp.	13,149	*
205	Gilead Sciences, Inc.	11,788	*
	Total Biotechnology	60,249
	Capital Markets (1.6%)
205	Affiliated Managers Group, Inc.	20,767	*
	Commercial Banks (2.3%)
729	Commerce Bancorp, Inc.	29,408
	Communications Equipment (8.7%)
1,380	Andrew Corp.	14,600	*
926	Foundry Networks, Inc.	13,159	*
845	Qualcomm, Inc.	43,382
543	Research In Motion, Ltd.	41,610	*
	Total Communications Equipment	112,751
	Computer Services (1.6%)
295	Apple Computer, Inc.	20,765	*
	Consumer Finance (1.5%)
360	SLM Corp.	19,037
	Energy Equipment & Services (3.3%)
310	FMC Technologies, Inc.	16,920	*
325	Halliburton Co.	25,399
	Total Energy Equipment & Services	42,319
	Food & Staples Retailing (6.1%)
1,578	Sysco Corp.	47,166
770	Walgreen Co.	32,286
	Total Food & Staples Retailing	79,452
	Health Care Equipment & Supplies (5.7%)
715	Cynosure, Inc., Class A	12,891	*
453	Foxhollow Technologies, Inc.	14,111	*
561	Medtronic, Inc.	28,117
370	Varian Medical Systems, Inc.	19,381	*
	Total Health Care Equipment & Supplies	74,500
	Health Care Providers & Services (3.5%)
285	Cardinal Health, Inc.	19,195
610	Healthspring, Inc.	10,370	*
220	WellPoint, Inc.	15,620	*
	Total Health Care Providers & Services	45,185

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Growth Insights Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Hotels, Restaurants & Leisure (2.4%)
745	P.F. Chang's China Bistro, Inc.	$31,744	*
	Industrial Conglomerates (2.2%)
825	General Electric Co.	28,537
	Internet & Catalog Retail (1.6%)
590	Blue Nile, Inc.	20,532	*
	Internet Software & Services (6.9%)
420	eBay, Inc.	14,452	*
120	Google, Inc., Class A	50,153	*
755	Yahoo!, Inc.	24,749	*
	Total Internet Software & Services	89,354
	Investment Companies (5.6%)
1,200	Industrial Select Sector SPDR Fund (ETF)	41,436
940	Materials Select Sector SPDR Trust (ETF)	31,490
	Total Investment Companies	72,926
	Life Science Tools & Services (1.8%)
345	Invitrogen Corp.	22,773	*
	Media (1.4%)
915	XM Satellite Radio Holdings, Inc., Class A	18,501	*
	Pharmaceuticals (4.3%)
282	Allergan, Inc.	28,967
670	Teva Pharmaceutical Industries, Ltd. (ADR)	27,135
	Total Pharmaceuticals	56,102
	Semiconductors & Semiconductor Equipment (8.9%)
379	Analog Devices, Inc.	14,372
673	Applied Materials, Inc.	12,080
259	KLA-Tencor Corp.	12,473
530	Linear Technology Corp.	18,815
525	Marvell Technology Group, Ltd.	29,972	*
480	Maxim Integrated Products, Inc.	16,925
394	Xilinx, Inc.	10,902
	Total Semiconductors & Semiconductor Equipment	115,539
	Software (3.6%)
422	Electronic Arts, Inc.	23,970	*
630	Salesforce.com, Inc.	22,082	*
	Total Software	46,052
	Specialty Retail (7.6%)
1,145	Cache, Inc.	22,751	*
1,138	Chico's FAS, Inc.	42,174	*
511	Tractor Supply Co.	33,108	*
	Total Specialty Retail	98,033

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Growth Insights Fund

  April 30, 2006

Number of Shares	Common Stock	Value
	Thrifts & Mortgage Finance (3.1%)
980	Countrywide Financial Corp.	$39,847
	Wireless Telecommunication Services (0.8%)
315	American Tower Corp., Class A	10,754	*
	Total Common Stock (Cost: $1,017,667) (92.9%)	1,204,500
Principal Amount	Short-Term Investments
$113,194	Investors Bank & Trust Depository Reserve, 3.24%	113,194
	Total Short-Term Investments (Cost: $113,193) (8.7%)	113,194
	Total Investments (Cost: $1,130,860) (101.6%)	1,317,694
	Liabilities in Excess of Other Assets (– 1.6%)	(20,383)
	Net Assets (100.0%)	$1,297,311

Notes to the Schedule of Investments:

ADR  -  American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

ETF  -  Exchange Traded Fund.

  *  Non-income producing.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Growth Insights Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Air Freight & Logistics	3.8%
Biotechnology	4.6
Capital Markets	1.6
Commercial Banks	2.3
Communications Equipment	8.7
Computer Services	1.6
Consumer Finance	1.5
Energy Equipment & Services	3.3
Food & Staples Retailing	6.1
Health Care Equipment & Supplies	5.7
Health Care Providers & Services	3.5
Hotels, Restaurants & Leisure	2.4
Industrial Conglomerates	2.2
Internet & Catalog Retail	1.6
Internet Software & Services	6.9
Investment Companies	5.6
Life Science Tools & Services	1.8
Media	1.4
Pharmaceuticals	4.3
Semiconductors & Semiconductor Equipment	8.9
Software	3.6
Specialty Retail	7.6
Thrifts & Mortgage Finance	3.1
Wireless Telecommunication Services	0.8
Short-Term Investments	8.7
Total	101.6%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Large Cap Core Fund

Schedule of Investments (Unaudited)  April 30, 2006

Number of Shares	Common Stock	Value
	Aerospace & Defense (4.4% of Net Assets)
7,340	Boeing Co.	$612,523
2,670	General Dynamics Corp.	175,205
	Total Aerospace & Defense	787,728
	Automobiles (1.0%)
3,350	Harley-Davidson, Inc.	170,314
	Beverages (1.2%)
5,180	Coca-Cola Co. (The)	217,353
	Biotechnology (1.5%)
3,855	Amgen, Inc.	260,983	*
	Capital Markets (3.6%)
3,305	Franklin Resources, Inc.	307,762
4,525	Merrill Lynch & Co., Inc.	345,076
	Total Capital Markets	652,838
	Chemicals (1.3%)
3,315	Dow Chemical Co.	134,622
1,835	Praxair, Inc.	102,999
	Total Chemicals	237,621
	Commercial Banks (4.3%)
6,809	Bank of America Corp.	339,905
10,800	Commerce Bancorp, Inc.	435,672
	Total Commercial Banks	775,577
	Commercial Services & Supplies (1.4%)
7,300	R.R. Donnelley & Sons Co.	245,937
	Communications Equipment (6.9%)
8,300	Corning, Inc.	229,329	*
5,175	Juniper Networks, Inc.	95,634	*
9,820	Qualcomm, Inc.	504,159
5,200	Research In Motion, Ltd.	398,476	*
	Total Communications Equipment	1,227,598
	Computers & Peripherals (0.8%)
5,170	Dell, Inc.	135,454	*
	Consumer Finance (1.7%)
5,700	SLM Corp.	301,416
	Diversified Financial Services (5.2%)
8,960	Citigroup, Inc.	447,552
10,500	JPMorgan Chase & Co.	476,490
	Total Diversified Financial Services	924,042
	Diversified Telecommunication Services (3.1%)
17,820	Citizens Communications Co.	236,650
9,615	Verizon Communications, Inc.	317,583
	Total Diversified Telecommunication Services	554,233

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Large Cap Core Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Electric Utilities (3.1%)
7,300	Exelon Corp.	$394,200
5,175	Southern Co. (The)	166,790
	Total Electric Utilities	560,990
	Energy Equipment & Services (3.3%)
3,790	FMC Technologies, Inc.	206,858	*
4,820	Transocean, Inc.	390,757	*
	Total Energy Equipment & Services	597,615
	Food & Staples Retailing (1.9%)
11,300	CVS Corp.	335,836
	Food Products (1.9%)
3,455	General Mills, Inc.	170,470
12,000	Tyson Foods, Inc., Class A	175,200
	Total Food Products	345,670
	Health Care Equipment & Supplies (2.8%)
12,000	Boston Scientific Corp.	278,880	*
5,660	St. Jude Medical, Inc.	223,457	*
	Total Health Care Equipment & Supplies	502,337
	Health Care Providers & Services (3.6%)
3,775	Cardinal Health, Inc.	254,246
1,870	Express Scripts, Inc.	146,122	*
6,000	Health Net, Inc.	244,200	*
	Total Health Care Providers & Services	644,568
	Hotels, Restaurants & Leisure (1.2%)
5,460	Darden Restaurants, Inc.	216,216
	Household Products (1.3%)
3,875	Procter & Gamble Co.	225,564
	Industrial Conglomerates (2.9%)
14,950	General Electric Co.	517,120
	Information Technology Services (1.2%)
2,700	Infosys Technologies, Ltd. (ADR)	212,355
	Insurance (4.0%)
5,650	American International Group, Inc.	368,662
11,340	Axis Capital Holdings, Ltd.	338,159
	Total Insurance	706,821
	Internet Software & Services (1.7%)
4,130	eBay, Inc.	142,113	*
5,120	Yahoo!, Inc.	167,834	*
	Total Internet Software & Services	309,947

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Large Cap Core Fund

  April 30, 2006

Number of Shares	Common Stock	Value
	Machinery (1.6%)
3,200	Deere & Co.	$280,896
	Media (1.1%)
6,470	Comcast Corp., Special Class A	199,470	*
	Metals & Mining (1.7%)
1,835	Newmont Mining Corp.	107,091
2,855	United States Steel Corp.	195,568
	Total Metals & Mining	302,659
	Multiline Retail (3.6%)
3,500	Federated Department Stores, Inc.	272,475
6,800	Kohl's Corp.	379,712	*
	Total Multiline Retail	652,187
	Oil, Gas & Consumable Fuels (7.3%)
4,840	Exxon Mobil Corp.	305,307
4,180	Peabody Energy Corp.	266,935
11,360	Valero Energy Corp.	735,446
	Total Oil, Gas & Consumable Fuels	1,307,688
	Personal Products (1.2%)
5,640	Estee Lauder Companies, Inc. (The)	209,357
	Pharmaceuticals (3.8%)
2,675	Allergan, Inc.	274,776
3,455	Johnson & Johnson	202,498
3,995	Lilly (Eli) & Co.	211,415
	Total Pharmaceuticals	688,689
	Road & Rail (1.7%)
4,500	CSX Corp.	308,205
	Semiconductors & Semiconductor Equipment (1.0%)
8,960	Intel Corp.	179,021
	Software (3.3%)
2,155	Electronic Arts, Inc.	122,404	*
9,820	Microsoft Corp.	237,153
16,300	Oracle Corp.	237,817	*
	Total Software	597,374
	Specialty Retail (4.1%)
5,800	Chico's FAS, Inc.	214,948	*
13,200	OfficeMax, Inc.	510,840
	Total Specialty Retail	725,788
	Thrifts & Mortgage Finance (2.3%)
10,310	Countrywide Financial Corp.	419,205

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Large Cap Core Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Tobacco (1.7%)
4,155	Altria Group, Inc.	$303,980
	Total Common Stock (Cost: $16,228,380) (99.7%)	17,840,652
Principal Amount	Short-Term Investments
$147,908	Investors Bank & Trust Depository Reserve, 3.24%	147,908
	Total Short-Term Investments (Cost: $147,908) (0.8%)	147,908
	Total Investments (Cost: $16,376,288) (100.5%)	17,988,560
	Liabilities in Excess of Other Assets (– 0.5%)	(96,085)
	Net Assets (100.0%)	$17,892,475

Notes to the Schedule of Investments:

ADR  -  American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

  *  Non-income producing.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Large Cap Core Fund

Investments by Industry (Unaudited)

Investments by Industry (Unaudited)  April 30, 2006

Industry	Percentage of Net Assets
Aerospace & Defense	4.4%
Automobiles	1.0
Beverages	1.2
Biotechnology	1.5
Capital Markets	3.6
Chemicals	1.3
Commercial Banks	4.3
Commercial Services & Supplies	1.4
Communications Equipment	6.9
Computers & Peripherals	0.8
Consumer Finance	1.7
Diversified Financial Services	5.2
Diversified Telecommunication Services	3.1
Electric Utilities	3.1
Energy Equipment & Services	3.3
Food & Staples Retailing	1.9
Food Products	1.9
Health Care Equipment & Supplies	2.8
Health Care Providers & Services	3.6
Hotels, Restaurants & Leisure	1.2
Household Products	1.3
Industrial Conglomerates	2.9
Information Technology Services	1.2
Insurance	4.0
Internet Software & Services	1.7
Machinery	1.6
Media	1.1
Metals & Mining	1.7
Multiline Retail	3.6
Oil, Gas & Consumable Fuels	7.3
Personal Products	1.2
Pharmaceuticals	3.8
Road & Rail	1.7
Semiconductors & Semiconductor Equipment	1.0
Software	3.3
Specialty Retail	4.1
Thrifts & Mortgage Finance	2.3
Tobacco	1.7
Short-Term Investments	0.8
Total	100.5%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Large Cap Flexible Growth Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.4% of Net Assets)
1,150	Boeing Co.	$95,967
	Air Freight & Logistics (0.1%)
155	UTI Worldwide, Inc.	4,834
	Biotechnology (9.4%)
1,450	Amgen, Inc.	98,165	*
2,400	Celgene Corp.	101,184	*
1,300	Genentech, Inc.	103,623	*
1,150	Genzyme Corp.	70,334	*
	Total Biotechnology	373,306
	Capital Markets (7.9%)
700	Goldman Sachs Group, Inc.	112,203
1,000	T. Rowe Price Group, Inc.	84,190
1,000	UBS AG	116,850
	Total Capital Markets	313,243
	Chemicals (2.4%)
1,150	Monsanto Co.	95,910
	Communications Equipment (7.4%)
1,800	Corning, Inc.	49,734	*
2,350	Juniper Networks, Inc.	43,428	*
3,900	Qualcomm, Inc.	200,226
	Total Communications Equipment	293,388
	Computers & Peripherals (3.4%)
3,600	Network Appliance, Inc.	133,452	*
	Consumer Finance (5.0%)
1,550	American Express Co.	83,404
2,150	SLM Corp.	113,692
	Total Consumer Finance	197,096
	Energy Equipment & Services (7.9%)
1,155	FMC Technologies, Inc.	63,040	*
1,650	Transocean, Inc.	133,765	*
2,200	Weatherford International, Ltd.	116,446	*
	Total Energy Equipment & Services	313,251
	Food & Staples Retailing (4.4%)
1,000	Costco Wholesale Corp.	54,430
4,100	CVS Corp.	121,852
	Total Food & Staples Retailing	176,282
	Health Care Equipment & Supplies (4.7%)
1,250	Medtronic, Inc.	62,650
3,100	St. Jude Medical, Inc.	122,388	*
	Total Health Care Equipment & Supplies	185,038

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Large Cap Flexible Growth Fund

  April 30, 2006

Number of Shares	Common Stock	Value
	Health Care Providers & Services (10.0%)
2,400	Medco Health Solutions, Inc.	$127,752	*
2,700	UnitedHealth Group, Inc.	134,298
1,900	WellPoint, Inc.	134,900	*
	Total Health Care Providers & Services	396,950
	Health Care Technology (1.3%)
1,350	Cerner Corp.	53,527	*
	Hotels, Restaurants & Leisure (1.2%)
1,050	Carnival Corp.	49,161
	Household Durables (1.2%)
1,250	Pulte Homes, Inc.	46,688
	Household Products (3.9%)
2,650	Procter & Gamble Co.	154,257
	Information Technology Services (3.7%)
2,300	Cognizant Technology Solutions Corp., Class A	146,303	*
	Internet Software & Services (7.8%)
1,050	eBay, Inc.	36,131	*
400	Google, Inc., Class A	167,176	*
3,250	Yahoo!, Inc.	106,535	*
	Total Internet Software & Services	309,842
	Machinery (2.1%)
1,500	ITT Industries, Inc.	84,345
	Oil, Gas & Consumable Fuels (2.3%)
1,400	Valero Energy Corp.	90,636
	Pharmaceuticals (2.0%)
1,350	Johnson & Johnson	79,124
	Semiconductors & Semiconductor Equipment (1.8%)
3,550	Intel Corp.	70,929
	Specialty Retail (2.0%)
1,250	Lowe's Companies, Inc.	78,813
	Thrifts & Mortgage Finance (2.1%)
2,100	Countrywide Financial Corp.	85,386
	Wireless Telecommunication Services (2.1%)
2,450	American Tower Corp., Class A	83,643	*
	Total Common Stock (Cost: $3,795,195) (98.5%)	3,911,371

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Large Cap Flexible Growth Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value
$110,671	Investors Bank & Trust Depository Reserve, 3.24%	$110,671
	Total Short-Term Investments (Cost: $110,671) (2.8%)	110,671
	Total Investments (Cost: $3,905,866) (101.3%)	4,022,042
	Liabilities in Excess of Other Assets (– 1.3%)	(51,161)
	Net Assets (100.0%)	$3,970,881

Notes to the Schedule of Investments:

*  Non-income producing.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Large Cap Flexible Growth Fund

Investments by Industry (Unaudited)

Investments by Industry (Unaudited)  April 30, 2006

Industry	Percentage of Net Assets
Aerospace & Defense	2.4%
Air Freight & Logistics	0.1
Biotechnology	9.4
Capital Markets	7.9
Chemicals	2.4
Communications Equipment	7.4
Computers & Peripherals	3.4
Consumer Finance	5.0
Energy Equipment & Services	7.9
Food & Staples Retailing	4.4
Health Care Equipment & Supplies	4.7
Health Care Providers & Services	10.0
Health Care Technology	1.3
Hotels, Restaurants & Leisure	1.2
Household Durables	1.2
Household Products	3.9
Information Technology Services	3.7
Internet Software & Services	7.8
Machinery	2.1
Oil, Gas & Consumable Fuels	2.3
Pharmaceuticals	2.0
Semiconductors & Semiconductor Equipment	1.8
Specialty Retail	2.0
Thrifts & Mortgage Finance	2.1
Wireless Telecommunication Services	2.1
Short-Term Investments	2.8
Total	101.3%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Opportunity Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Aerospace & Defense (0.5% of Net Assets)
2,950	Alliant Techsystems, Inc.	$235,970	*
13,000	Herley Industries, Inc.	275,340	*†
	Total Aerospace & Defense	511,310
	Airlines (2.0%)
79,200	Continental Airlines, Inc., Class B	2,062,368	*†
	Auto Components (1.0%)
23,300	Superior Industries International, Inc.	438,506	†
23,400	Tenneco, Inc.	562,770	*
	Total Auto Components	1,001,276
	Automobiles (1.0%)
109,000	Fleetwood Enterprises, Inc.	1,024,600	*
	Biotechnology (3.6%)
158,300	Arena Pharmaceuticals, Inc.	2,241,528	*†
128,100	Exact Sciences Corp.	385,581	*
86,600	Human Genome Sciences, Inc.	988,106	*†
	Total Biotechnology	3,615,215
	Capital Markets (0.9%)
17,400	Cohen & Steers, Inc.	445,962
7,200	Piper Jaffray Companies, Inc.	503,280	*
	Total Capital Markets	949,242
	Chemicals (2.1%)
42,800	Calgon Carbon Corp.	320,572	†
61,300	Chemtura Corp.	747,860
18,400	OM Group, Inc.	526,976	*
22,300	Spartech Corp.	526,949
	Total Chemicals	2,122,357
	Commercial Services & Supplies (3.9%)
57,800	Allied Waste Industries, Inc.	818,448	*†
79,500	IKON Office Solutions, Inc.	1,049,400
71,700	On Assignment, Inc.	932,100	*
60,200	Tetra Tech, Inc.	1,169,686	*
	Total Commercial Services & Supplies	3,969,634
	Communications Equipment (1.8%)
188,200	3Com Corp.	1,014,398	*
72,100	Arris Group, Inc.	854,385	*
	Total Communications Equipment	1,868,783
	Computers & Peripherals (1.5%)
32,100	Dot Hill Systems Corp.	146,055	*
138,200	Maxtor Corp.	1,337,776	*†
	Total Computers & Peripherals	1,483,831

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Opportunity Fund

  April 30, 2006

Number of Shares	Common Stock	Value
	Construction & Engineering (2.1%)
56,700	Shaw Group, Inc.	$1,735,020	*†
6,400	Washington Group International, Inc.	355,904
	Total Construction & Engineering	2,090,924
	Containers & Packaging (0.4%)
32,000	Smurfit-Stone Container Corp.	414,400	*
	Diversified Telecommunication Services (0.9%)
214,300	Cincinnati Bell, Inc.	900,060	*
	Electrical Equipment (3.0%)
148,900	FuelCell Energy, Inc.	1,955,057	*†
156,400	GrafTech International, Ltd.	1,057,264	*
	Total Electrical Equipment	3,012,321
	Electronic Equipment & Instruments (2.0%)
61,200	Echelon Corp.	510,408	*†
249,290	Solectron Corp.	997,160	*
12,800	Tech Data Corp.	470,016	*
	Total Electronic Equipment & Instruments	1,977,584
	Energy Equipment & Services (2.5%)
8,500	FMC Technologies, Inc.	463,930	*
34,800	Key Energy Services, Inc.	594,732	*
7,300	Oceaneering International, Inc.	445,519	*
28,900	Pride International, Inc.	1,008,321	*
	Total Energy Equipment & Services	2,512,502
	Food & Staples Retailing (2.8%)
18,700	Longs Drug Stores Corp.	886,567
110,570	Wild Oats Markets, Inc.	1,899,593	*†
	Total Food & Staples Retailing	2,786,160
	Food Products (2.2%)
55,500	Tasty Baking Co.	479,520
64,000	The Hain Celestial Group, Inc.	1,721,600	*
	Total Food Products	2,201,120
	Health Care Equipment & Supplies (2.6%)
82,100	Synovis Life Technologies, Inc.	817,716	*
97,800	Thoratec Corp.	1,761,378	*
	Total Health Care Equipment & Supplies	2,579,094
	Health Care Providers & Services (2.8%)
17,600	American Dental Partners, Inc.	240,240	*
90,990	BioScrip, Inc.	504,085	*
10,200	HealthExtras, Inc.	296,412	*
24,000	Kindred Healthcare, Inc.	582,240	*
8,300	Manor Care, Inc.	363,955

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Opportunity Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Health Care Providers & Services (Continued)
11,600	Matria Healthcare, Inc.	$356,004	*†
64,000	NovaMed, Inc.	450,560	*
	Total Health Care Providers & Services	2,793,496
	Health Care Technology (2.6%)
117,100	Eclipsys Corp.	2,578,542	*
	Hotels, Restaurants & Leisure (2.9%)
36,800	California Pizza Kitchen, Inc.	1,162,880	*
28,100	Darden Restaurants, Inc.	1,112,760
67,800	Six Flags, Inc.	624,438	*†
	Total Hotels, Restaurants & Leisure	2,900,078
	Information Technology Services (1.5%)
159,400	BearingPoint, Inc.	1,479,232	*
	Insurance (4.1%)
28,000	AmCOMP, Inc.	266,000	*
37,600	Bristol West Holdings, Inc.	694,096
55,467	Donegal Group, Inc., Class A	1,028,904
42,500	Max Reinsurance Capital, Ltd.	1,041,250
70,200	Phoenix Companies, Inc.	1,066,338
	Total Insurance	4,096,588
	Life Science Tools & Services (0.7%)
67,900	Albany Molecular Research, Inc.	679,000	*
	Machinery (5.9%)
48,200	AGCO Corp.	1,140,894	*†
62,400	Federal Signal Corp.	1,168,752
56,910	Lindsay Manufacturing Co.	1,479,660
60,100	Wabtec Corp.	2,195,453
	Total Machinery	5,984,759
	Marine (0.9%)
11,800	Kirby Corp.	869,660	*†
	Media (2.6%)
43,900	4Kids Entertainment, Inc.	756,397	*†
116,100	Mediacom Communications Corp., Class A	797,607	*
58,000	Reader's Digest Association, Inc.	799,240
10,800	Regal Entertainment Group, Class A	227,016	†
	Total Media	2,580,260
	Metals & Mining (0.9%)
4,800	Allegheny Technologies, Inc.	332,832
42,700	NN, Inc.	544,425
	Total Metals & Mining	877,257

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Opportunity Fund

  April 30, 2006

Number of Shares	Common Stock	Value
	Multiline Retail (0.5%)
23,800	Saks, Inc.	$479,332	*
	Multi-Utilities (1.5%)
48,300	Avista Corp.	1,014,783
14,400	NorthWestern Corp.	505,872
	Total Multi-Utilities	1,520,655
	Paper & Forest Products (1.5%)
49,800	Buckeye Technologies, Inc.	400,890	*
59,300	Glatfelter Co.	1,110,096
	Total Paper & Forest Products	1,510,986
	Pharmaceuticals (1.5%)
15,400	Alpharma, Inc., Class A	404,250
20,700	Andrx Corp.	482,517	*†
23,600	Par Pharmaceutical Companies, Inc.	607,700	*
	Total Pharmaceuticals	1,494,467
	Real Estate (3.5%)
69,800	Affordable Residential Communities, Inc. (REIT)	640,764	†
32,200	Crescent Real Estate Equities Co. (REIT)	644,000
92,800	Equity Inns, Inc.	1,503,360
31,800	Medical Properties Trust, Inc. (REIT)	341,850
38,500	Spirit Finance Corp. (REIT)	446,600
	Total Real Estate	3,576,574
	Road & Rail (0.4%)
35,100	RailAmerica, Inc.	400,842	*
	Semiconductors & Semiconductor Equipment (7.1%)
83,324	Brooks Automation, Inc.	1,126,540	*
50,300	Fairchild Semiconductor International, Inc.	1,039,701	*
24,400	Intersil Corp., Class A	722,484
45,200	Lattice Semiconductor Corp.	300,580	*
226,200	Mattson Technology, Inc.	2,599,038	*
77,700	Nanometrics, Inc.	1,070,706	*
13,600	Photronics, Inc.	244,392	*
	Total Semiconductors & Semiconductor Equipment	7,103,441
	Software (3.3%)
168,400	NetIQ Corp.	2,020,800	*
38,800	THQ, Inc.	994,444	*
27,500	Wind River Systems, Inc.	313,775	*
	Total Software	3,329,019
	Specialty Retail (4.3%)
152,200	Blockbuster, Inc., Class A	715,340	†
30,400	Cost Plus, Inc.	535,040	*†
13,644	GameStop Corp., Class A	643,997	*†

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Opportunity Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Specialty Retail (Continued)
35,200	Gymboree Corp.	$1,058,816	*
53,500	Pier 1 Imports, Inc.	645,745	†
19,000	Too, Inc.	729,980	*
	Total Specialty Retail	4,328,918
	Textiles, Apparel & Luxury Goods (1.1%)
49,600	Warnaco Group, Inc.	1,105,088	*
	Thrifts & Mortgage Finance (3.7%)
9,400	Accredited Home Lenders Holding Co.	543,226	*†
119,700	Bank Mutual Corp.	1,356,201
67,968	Partners Trust Financial Group, Inc.	802,022	†
14,650	PFF Bancorp, Inc.	502,056
12,300	The PMI Group, Inc.	567,645
	Total Thrifts & Mortgage Finance	3,771,150
	Wireless Telecommunication Services (1.1%)
62,500	Dobson Communications Corp., Class A	562,500	*
18,800	Nextel Partners, Inc., Class A	532,792	*
	Total Wireless Telecommunication Services	1,095,292
	Total Common Stock (Cost: $65,526,334) (91.2%)	91,637,417
	Short-Term Investments
	Money Market Investments (1.5%)
1,391,410	BGI Institutional Money Market Fund, 4.775%	1,391,410	**
139,141	Merrimac Cash Fund—Premium Class, 4.605%	139,141	**
	Total Money Market Investments	1,530,551
Principal Amount
	Other Short-Term Investments (25.5%)▲
$149,080	Abbey National PLC, 4.77%, due 05/03/06	149,080	**
488,015	Banco Santander Central Hispano S.A., 4.771%, due 05/02/06	488,015	**
496,932	BancoBilbao Vizcaya Argentaria S.A., 4.95%, due 06/20/06	496,932	**
218,650	Bank of America, 4.77%, due 05/16/06	218,651	**
397,546	Bank of America, 4.97%, due 06/19/06	397,546	**
496,932	Bank of Montreal, 4.77%, due 05/02/06	496,932	**
496,932	Bank of Nova Scotia (The), 4.79%, due 05/10/06	496,932	**
496,932	Bank of the West, 4.94%, due 06/16/06	496,932	**
397,546	Barclays Bank PLC, 4.77%, due 05/16/06	397,546	**
496,932	Barton Capital LLC, 4.774%, due 05/04/06	496,932	**
198,773	Bear Stearns Companies, Inc., 5.01%, due 09/07/06	198,773	**
397,546	Branch Banker & Trust, 4.85%, due 05/19/06	397,546	**
241,865	CAFCO Funding LLC, 4.913%, due 05/31/06	241,865	**
496,932	Calyon, 4.74%, due 05/09/06	496,932	**
298,159	Calyon, 4.91%, due 06/02/06	298,159	**

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Opportunity Fund

  April 30, 2006

Principal Amount	Short-Term Investments	Value
	Other Short-Term Investments (Continued)
$496,932	Canadian Imperial Bank of Commerce, 4.915%, due 05/18/06	$496,932	**
695,705	Credit Suisse First Boston Corp., 4.7%, due 05/02/06	695,705	**
298,159	Deutsche Bank, 4.76%, due 05/01/06	298,159	**
496,932	Dexia Group, 4.775%, due 05/04/06	496,932	**
496,932	First Tennessee National Corp., 4.95%, due 06/19/06	496,932	**
337,914	Fortis Bank, 4.83%, due 05/08/06	337,914	**
496,932	Fortis Bank, 4.97%, due 06/22/06	496,932	**
496,932	Halifax Bank of Scotland, 4.789%, due 07/10/06	496,932	**
496,932	Harris Trust & Savings Bank, 4.9%, due 05/23/06	496,932	**
8,479,289	Investors Bank & Trust Depository Reserve	8,479,288
493,377	Lexington Parker Capital, 4.787%, due 05/04/06	493,377	**
993,864	Lloyds TSB Bank, 4.81%, due 05/11/06	993,864	**
397,546	Marshall & Ilsley Bank, 4.99%, due 06/23/06	397,546	**
496,932	Nordea Bank Finland PLC (NY Branch), 4.97%, due 05/30/06	496,932	**
496,932	Prefco, 4.786%, due 05/01/06	496,932	**
253,904	Prefco, 4.962%, due 05/30/06	253,904	**
495,484	Ranger Funding, 4.777%, due 05/01/06	495,484	**
198,773	Royal Bank of Canada, 4.99%, due 06/27/06	198,773	**
496,932	Royal Bank of Scotland, 4.75%, due 05/03/06	496,932	**
298,159	Royal Bank of Scotland, 4.87%, due 05/12/06	298,159	**
493,377	Sheffield Receivables Corp., 4.787%, due 05/03/06	493,377	**
33,392	Svenska Handlesbanken, 4.82%, due 05/01/06	33,392	**
894,478	UBS AG, 4.94%, due 06/16/06	894,478	**
496,932	Wells Fargo & Co., 4.86%, due 05/12/06	496,932	**
496,932	Wells Fargo & Co., 4.9%, due 05/15/06	496,932	**
	Total Other Short-Term Investments	25,598,445
	Total Short-Term Investments (Cost: $27,128,996) (27.0%)	27,128,996
	Total Investments (Cost: $92,655,330) (118.2%)	118,766,413
	Liabilities in Excess of Other Assets (– 18.2%)	(18,246,141)
	Net Assets (100.0%)	$100,520,272

Notes to the Schedule of Investments:

REIT  -   Real Estate Investment Trust.

  *  Non-income producing.

  **  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

  ▲  Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements, and Time Deposits.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Opportunity Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	0.5%
Airlines	2.0
Auto Components	1.0
Automobiles	1.0
Biotechnology	3.6
Capital Markets	0.9
Chemicals	2.1
Commercial Services & Supplies	3.9
Communications Equipment	1.8
Computers & Peripherals	1.5
Construction & Engineering	2.1
Containers & Packaging	0.4
Diversified Telecommunication Services	0.9
Electrical Equipment	3.0
Electronic Equipment & Instruments	2.0
Energy Equipment & Services	2.5
Food & Staples Retailing	2.8
Food Products	2.2
Health Care Equipment & Supplies	2.6
Health Care Providers & Services	2.8
Health Care Technology	2.6
Hotels, Restaurants & Leisure	2.9
Information Technology Services	1.5
Insurance	4.1
Life Science Tools & Services	0.7
Machinery	5.9
Marine	0.9
Media	2.6
Metals & Mining	0.9
Multiline Retail	0.5
Multi-Utilities	1.5
Paper & Forest Products	1.5
Pharmaceuticals	1.5
Real Estate	3.5
Road & Rail	0.4
Semiconductors & Semiconductor Equipment	7.1
Software	3.3
Specialty Retail	4.3
Textiles, Apparel & Luxury Goods	1.1
Thrifts & Mortgage Finance	3.7
Wireless Telecommunication Services	1.1
Short-Term Investments	27.0
Total	118.2%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Select Equities Fund

Schedule of Investments (Unaudited)  April 30, 2006

Number of Shares	Common Stock	Value
	Air Freight & Logistics (2.7% of Net Assets)
1,324,133	Expeditors International of Washington, Inc.	$113,359,026
	Biotechnology (8.6%)
1,202,023	Amgen, Inc.	81,376,957	*†
2,508,336	Genentech, Inc.	199,939,463	*
1,335,600	Genzyme Corp.	81,685,296	*
	Total Biotechnology	363,001,716
	Commercial Banks (3.8%)
3,947,670	Commerce Bancorp, Inc.	159,249,008	†
	Communications Equipment (7.3%)
3,830,595	Cisco Systems, Inc.	80,250,965	*
4,483,996	Qualcomm, Inc.	230,208,355	†
	Total Communications Equipment	310,459,320
	Computers & Peripherals (8.5%)
4,258,825	Dell, Inc.	111,581,215	*
6,684,745	Network Appliance, Inc.	247,803,497	*
	Total Computers & Peripherals	359,384,712
	Consumer Finance (2.9%)
2,305,800	SLM Corp.	121,930,704
	Energy Equipment & Services (5.4%)
3,294,990	Schlumberger, Ltd.	227,815,609
	Food & Staples Retailing (2.0%)
2,032,173	Walgreen Co.	85,209,014
	Health Care Equipment & Supplies (2.7%)
2,180,700	Varian Medical Systems, Inc.	114,225,066	*†
	Hotels, Restaurants & Leisure (2.7%)
3,013,000	Starbucks Corp.	112,294,510	*†
	Industrial Conglomerates (1.7%)
2,146,075	General Electric Co.	74,232,734
	Insurance (11.0%)
1,008,166	AFLAC, Inc.	47,928,212
1,027,453	American International Group, Inc.	67,041,308
3,237,252	Progressive Corp.	351,338,960
	Total Insurance	466,308,480
	Internet & Catalog Retail (4.4%)
5,263,968	Amazon.com, Inc.	185,344,313	*†

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Select Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Internet Software & Services (15.8%)
7,488,728	eBay, Inc.	$257,687,130	*
495,500	Google, Inc., Class A	207,089,270	*
6,120,670	Yahoo!, Inc.	200,635,563	*
	Total Internet Software & Services	665,411,963
	Media (4.1%)
1,005,500	Getty Images, Inc.	64,362,055	*†
1,497,608	Pixar	96,281,218	*
581,866	XM Satellite Radio Holdings, Inc., Class A	11,765,330	*†
	Total Media	172,408,603
	Semiconductors & Semiconductor Equipment (3.2%)
2,382,517	Maxim Integrated Products, Inc.	84,007,549
1,825,266	Xilinx, Inc.	50,505,110
	Total Semiconductors & Semiconductor Equipment	134,512,659
	Software (8.9%)
3,193,070	Adobe Systems, Inc.	125,168,344	*
2,598,100	Electronic Arts, Inc.	147,572,080	*
2,999,018	Salesforce.com, Inc.	105,115,581	*†
	Total Software	377,856,005
	Thrifts & Mortgage Finance (4.2%)
4,338,010	Countrywide Financial Corp.	176,383,487	†
	Total Common Stock (Cost: $3,369,302,234) (99.9%)	4,219,386,929
	Short-Term Investments
	Money Market Investments (1.0%)
35,786,318	BGI Institutional Money Market Fund, 4.775%	35,786,318	**
3,578,632	Merrimac Cash Fund—Premium Class, 4.605%	3,578,632	**
	Total Money Market Investments	39,364,950
Principal Amount
	Other Short-Term Investments (10.4%)▲
$3,834,248	Abbey National PLC, 4.77%, due 05/03/06	3,834,248	**
12,551,483	Banco Santander Central Hispano S.A., 4.771%, due 05/02/06	12,551,483	**
12,780,828	BancoBilbao Vizcaya Argentaria S.A., 4.95%, due 06/20/06	12,780,828	**
5,623,564	Bank of America, 4.77%, due 05/16/06	5,623,564	**
10,224,662	Bank of America, 4.97%, due 06/19/06	10,224,662	**
12,780,828	Bank of Montreal, 4.77%, due 05/02/06	12,780,828	**
12,780,828	Bank of Nova Scotia (The), 4.79%, due 05/10/06	12,780,828	**
12,780,828	Bank of the West, 4.94%, due 06/16/06	12,780,828	**
10,224,662	Barclays Bank PLC, 4.77%, due 05/16/06	10,224,662	**
12,780,828	Barton Capital LLC, 4.774%, due 05/04/06	12,780,828	**
5,112,331	Bear Stearns Companies, Inc., 5.01%, due 09/07/06	5,112,331	**

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Select Equities Fund

  April 30, 2006

Principal Amount	Short-Term Investments	Value
	Other Short-Term Investments (Continued)
$10,224,662	Branch Banker & Trust, 4.85%, due 05/19/06	$10,224,662	**
6,220,628	CAFCO Funding LLC, 4.913%, due 05/31/06	6,220,628	**
12,780,828	Calyon, 4.74%, due 05/09/06	12,780,828	**
7,668,497	Calyon, 4.91%, due 06/02/06	7,668,497	**
12,780,828	Canadian Imperial Bank of Commerce, 4.915%, due 05/18/06	12,780,828	**
17,893,159	Credit Suisse First Boston Corp., 4.7%, due 05/02/06	17,893,159	**
7,668,497	Deutsche Bank, 4.76%, due 05/01/06	7,668,497	**
12,780,828	Dexia Group, 4.775%, due 05/04/06	12,780,828	**
12,780,828	First Tennessee National Corp., 4.95%, due 06/19/06	12,780,828	**
8,690,963	Fortis Bank, 4.83%, due 05/08/06	8,690,963	**
12,780,828	Fortis Bank, 4.97%, due 06/22/06	12,780,828	**
12,780,828	Halifax Bank of Scotland, 4.789%, due 07/10/06	12,780,828	**
12,780,828	Harris Trust & Savings Bank, 4.9%, due 05/23/06	12,780,828	**
12,689,381	Lexington Parker Capital, 4.787%, due 05/04/06	12,689,381	**
25,561,655	Lloyds TSB Bank, 4.81%, due 05/11/06	25,561,655	**
10,224,662	Marshall & Ilsley Bank, 4.99%, due 06/23/06	10,224,662	**
12,780,828	Nordea Bank Finland PLC (NY Branch), 4.97%, due 05/30/06	12,780,828	**
12,780,828	Prefco, 4.786%, due 05/01/06	12,780,828	**
6,530,279	Prefco, 4.962%, due 05/30/06	6,530,279	**
12,743,572	Ranger Funding, 4.777%, due 05/01/06	12,743,572	**
5,112,331	Royal Bank of Canada, 4.99%, due 06/27/06	5,112,331	**
12,780,828	Royal Bank of Scotland, 4.75%, due 05/03/06	12,780,828	**
7,668,497	Royal Bank of Scotland, 4.87%, due 05/12/06	7,668,497	**
12,689,381	Sheffield Receivables Corp., 4.787%, due 05/03/06	12,689,381	**
858,818	Svenska Handlesbanken, 4.82%, due 05/01/06	858,818	**
23,005,485	UBS AG, 4.94%, due 06/16/06	23,005,485	**
12,780,828	Wells Fargo & Co., 4.86%, due 05/12/06	12,780,828	**
12,780,828	Wells Fargo & Co., 4.9%, due 05/15/06	12,780,828	**
	Total Other Short-Term Investments	440,295,493
	Total Short-Term Investments (Cost: $479,660,443) (11.4%)	479,660,443
	Total Investments (Cost: $3,848,962,677) (111.3%)	4,699,047,372
	Liabilities in Excess of Other Assets (– 11.3%)	(477,084,970)
	Net Assets (100.0%)	$4,221,962,402

  Notes to the Schedule of Investments:

  *  Non-income producing.

  **  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

  ▲  Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements, and Time Deposits.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Select Equities Fund

Investments by Industry (Unaudited)

Investments by Industry

Industry	Percentage of Net Assets
Air Freight & Logistics	2.7%
Biotechnology	8.6
Commercial Banks	3.8
Communications Equipment	7.3
Computers & Peripherals	8.5
Consumer Finance	2.9
Energy Equipment & Services	5.4
Food & Staples Retailing	2.0
Health Care Equipment & Supplies	2.7
Hotels, Restaurants & Leisure	2.7
Industrial Conglomerates	1.7
Insurance	11.0
Internet & Catalog Retail	4.4
Internet Software & Services	15.8
Media	4.1
Semiconductors & Semiconductor Equipment	3.2
Software	8.9
Thrifts & Mortgage Finance	4.2
Short-Term Investments	11.4
Total	111.3%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)  April 30, 2006

Number of Shares	Common Stock	Value
	Air Freight & Logistics (2.0% of Net Assets)
44,800	UTI Worldwide, Inc.	$1,397,312
	Biotechnology (8.1%)
20,600	Acadia Pharmaceuticals, Inc.	238,342	*
18,800	Alexion Pharmaceuticals, Inc.	639,012	*
40,800	Cubist Pharmaceuticals, Inc.	924,936	*
36,100	CV Therapeutics, Inc.	716,585	*†
21,200	Keryx Biopharmaceuticals, Inc.	361,036	*
9,500	Neurocrine Biosciences, Inc.	544,920	*
29,100	Nuvelo, Inc.	476,367	*
32,870	Onyx Pharmaceuticals, Inc.	767,515	*†
27,000	Threshold Pharmaceuticals, Inc.	398,250	*
19,300	Vertex Pharmaceuticals, Inc.	701,941	*†
	Total Biotechnology	5,768,904
	Capital Markets (1.2%)
19,600	SEI Investments Co.	841,624
	Commercial Banks (3.3%)
20,700	East West Bancorp, Inc.	821,169
42,430	Signature Bank	1,500,749	*
	Total Commercial Banks	2,321,918
	Commercial Services & Supplies (8.6%)
17,700	Advisory Board Co.	993,324	*
29,725	Corporate Executive Board Co.	3,184,439
19,100	Monster Worldwide, Inc.	1,096,340	*†
29,460	Resources Connection, Inc.	792,474	*
	Total Commercial Services & Supplies	6,066,577
	Communications Equipment (0.9%)
10,700	F5 Networks, Inc.	626,592	*
	Consumer Finance (0.9%)
21,200	United PanAm Financial Corp.	635,788	*
	Diversified Consumer Services (0.9%)
15,925	Bright Horizons Family Solutions, Inc.	632,541	*
	Electrical Equipment (2.6%)
37,000	Energy Conversion Devices, Inc.	1,850,370	*†
	Electronic Equipment & Instruments (0.9%)
38,420	Cogent, Inc.	628,551	*
	Energy Equipment & Services (3.4%)
10,300	Dril-Quip, Inc.	741,394	*
21,800	FMC Technologies, Inc.	1,189,844	*
6,600	National-Oilwell Varco, Inc.	455,202	*
	Total Energy Equipment & Services	2,386,440

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Health Care Equipment & Supplies (6.0%)
78,015	IntraLase Corp.	$1,675,762	*†
9,500	Intuitive Surgical, Inc.	1,206,500	*†
17,700	Neurometrix, Inc.	667,644	*
54,300	Spectranetics Corp.	697,755	*
	Total Health Care Equipment & Supplies	4,247,661
	Health Care Providers & Services (1.8%)
25,635	Radiation Therapy Services, Inc.	654,974	*
15,900	Sierra Health Services, Inc.	623,439	*
	Total Health Care Providers & Services	1,278,413
	Hotels, Restaurants & Leisure (7.4%)
25,140	Buffalo Wild Wings, Inc.	1,085,545	*†
32,800	Ctrip.com International, Ltd. (ADR)	1,475,843	†
19,000	P.F. Chang's China Bistro, Inc.	809,590	*†
24,800	The Cheesecake Factory, Inc.	782,688	*†
14,500	Wynn Resorts, Ltd.	1,103,595	*†
	Total Hotels, Restaurants & Leisure	5,257,261
	Information Technology Services (4.9%)
22,700	Alliance Data Systems Corp.	1,248,500	*†
12,900	CheckFree Corp.	694,923	*†
23,900	Cognizant Technology Solutions Corp., Class A	1,520,279	*
	Total Information Technology Services	3,463,702
	Insurance (4.6%)
41,200	Hub International, Ltd.	1,100,452
74,785	National Interstate Corp.	1,400,723
29,400	Tower Group, Inc.	754,992
	Total Insurance	3,256,167
	Internet & Catalog Retail (1.5%)
36,000	Netflix, Inc.	1,067,040	*†
	Internet Software & Services (2.9%)
53,100	SINA Corp.	1,404,495	*†
24,700	Websense, Inc.	614,042	*
	Total Internet Software & Services	2,018,537
	Machinery (2.6%)
35,150	Bucyrus International, Inc., Class A	1,824,637

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Small Cap Growth Fund

  April 30, 2006

Number of Shares	Common Stock	Value
	Oil, Gas & Consumable Fuels (4.8%)
6,506	Noble Energy, Inc.	$292,640
21,800	Plains Exploration & Production Co.	803,766	*†
27,600	Quicksilver Resources, Inc.	1,143,744	*†
5,500	Ultra Petroleum Corp.	351,780	*
18,780	Whiting Petroleum Corp.	793,455	*
	Total Oil, Gas & Consumable Fuels	3,385,385
	Pharmaceuticals (3.6%)
27,300	Aspreva Pharmaceuticals Corp.	928,200	*
8,600	AtheroGenics, Inc.	121,690	*†
26,300	POZEN, Inc.	393,711	*
82,800	Salix Pharmaceuticals, Ltd.	1,134,360	*
	Total Pharmaceuticals	2,577,961
	Semiconductors & Semiconductor Equipment (10.5%)
16,200	Cymer, Inc.	837,378	*
9,300	FormFactor, Inc.	387,717	*
46,150	Hittite Microwave Corp.	1,795,697	*
17,800	Marvell Technology Group, Ltd.	1,016,202	*†
25,105	PLX Technology, Inc.	333,143	*
26,200	Silicon Laboratories, Inc.	1,221,182	*
20,200	SiRF Technology Holdings, Inc.	689,830	*
30,200	Supertex, Inc.	1,166,324	*†
	Total Semiconductors & Semiconductor Equipment	7,447,473
	Software (11.0%)
23,100	ANSYS, Inc.	1,303,995	*
26,700	NAVTEQ Corp.	1,108,584	*
176,540	Opsware, Inc.	1,493,528	*
25,700	Red Hat, Inc.	755,323	*†
19,000	Salesforce.com, Inc.	665,950	*†
48,560	Smith Micro Software, Inc.	603,115	*†
57,400	Ultimate Software Group, Inc.	1,467,718	*
17,700	Witness Systems, Inc.	413,295	*†
	Total Software	7,811,508
	Specialty Retail (1.8%)
34,000	Golf Galaxy, Inc.	880,600	*
6,500	Tractor Supply Co.	421,135	*†
	Total Specialty Retail	1,301,735

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Trading Companies & Distributors (1.9%)
13,800	H&E Equipment Services, Inc.	$481,758	*
17,200	MSC Industrial Direct Co., Class A	891,992
	Total Trading Companies & Distributors	1,373,750
	Total Common Stock (Cost: $53,445,704) (98.1%)	69,467,847
	Short-Term Investments
	Money Market Investments (1.7%)
1,099,329	BGI Institutional Money Market Fund, 4.775%	1,099,329	**
109,933	Merrimac Cash Fund—Premium Class, 4.605%	109,933	**
	Total Money Market Investments	1,209,262
Principal Amount
	Other Short-Term Investments (22.3%)▲
$117,786	Abbey National PLC, 4.77%, due 05/03/06	117,786	**
385,572	Banco Santander Central Hispano S.A., 4.771%, due 05/02/06	385,572	**
392,617	BancoBilbao Vizcaya Argentaria S.A., 4.95%, due 06/20/06	392,617	**
172,752	Bank of America, 4.77%, due 05/16/06	172,752	**
314,094	Bank of America, 4.97%, due 06/19/06	314,094	**
392,617	Bank of Montreal, 4.77%, due 05/02/06	392,617	**
392,617	Bank of Nova Scotia, 4.79%, due 05/10/06	392,617	**
392,617	Bank of the West, 4.94%, due 06/16/06	392,617	**
314,094	Barclays Bank PLC, 4.77%, due 05/16/06	314,094	**
392,617	Barton Capital LLC, 4.774%, due 05/04/06	392,617	**
157,047	Bear Stearns Companies, Inc., 5.01%, due 09/07/06	157,047	**
314,094	Branch Banker & Trust, 4.85%, due 05/19/06	314,094	**
191,093	CAFCO Funding LLC, 4.913%, due 05/31/06	191,093	**
392,617	Calyon, 4.74%, due 05/09/06	392,617	**
235,571	Calyon, 4.91%, due 06/02/06	235,571	**
392,617	Canadian Imperial Bank of Commerce, 4.915%, due 05/18/06	392,617	**
549,665	Credit Suisse First Boston Corp., 4.7%, due 05/02/06	549,665	**
235,571	Deutsche Bank, 4.76%, due 05/01/06	235,571	**
392,617	Dexia Group, 4.775%, due 05/04/06	392,617	**
392,617	First Tennessee National Corp., 4.95%, due 06/19/06	392,617	**
266,980	Fortis Bank, 4.83%, due 05/08/06	266,980	**
392,617	Fortis Bank, 4.97%, due 06/22/06	392,617	**
392,617	Halifax Bank of Scotland, 4.789%, due 07/10/06	392,617	**
392,617	Harris Trust & Savings Bank, 4.9%, due 05/23/06	392,617	**
2,252,342	Investors Bank & Trust Depository Reserve, 3.24%	2,252,342
389,809	Lexington Parker Capital, 4.787%, due 05/04/06	389,809	**
785,235	Lloyds TSB Bank, 4.81%, due 05/11/06	785,235	**
314,094	Marshall & Ilsley Bank, 4.99%, due 06/23/06	314,094	**
392,617	Nordea Bank Finland PLC (NY Branch), 4.97%, due 05/30/06	392,617	**
392,617	Prefco, 4.786%, due 05/01/06	392,617	**
200,606	Prefco, 4.962%, due 05/30/06	200,606	**

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Small Cap Growth Fund

  April 30, 2006

Principal Amount	Short-Term Investments	Value
	Other Short-Term Investments (Continued)
$391,473	Ranger Funding, 4.777%, due 05/01/06	$391,473	**
157,047	Royal Bank of Canada, 4.99%, due 06/27/06	157,047	**
392,617	Royal Bank of Scotland, 4.75%, due 05/03/06	392,617	**
235,571	Royal Bank of Scotland, 4.87%, due 05/12/06	235,571	**
389,809	Sheffield Receivables Corp., 4.787%, due 05/03/06	389,809	**
26,383	Svenska Handlesbanken, 4.82%, due 05/01/06	26,383	**
706,712	UBS AG, 4.94%, due 06/16/06	706,712	**
392,617	Wells Fargo & Co., 4.86%, due 05/12/06	392,617	**
392,617	Wells Fargo & Co., 4.9%, due 05/15/06	392,617	**
	Total Other Short-Term Investments	15,777,889
	Total Short-Term Investments (Cost: $16,987,151) (24.0%)	16,987,151
	Total Investments (Cost: $70,432,855) (122.1%)	86,454,998
	Liabilities in Excess of Other Assets (– 22.1%)	(15,665,941)
	Net Assets (100.0%)	$70,789,057

  Notes to the Schedule of Investments:

ADR  -   American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

  *  Non-income producing.

  **  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

  ▲  Other Short-Term Investments consist of Certificates of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements, and Time Deposits.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)

Investments by Industry

Industry	Percentage of Net Assets
Air Freight & Logistics	2.0%
Biotechnology	8.1
Capital Markets	1.2
Commercial Banks	3.3
Commercial Services & Supplies	8.6
Communications Equipment	0.9
Consumer Finance	0.9
Diversified Consumer Services	0.9
Electrical Equipment	2.6
Electronic Equipment & Instruments	0.9
Energy Equipment & Services	3.4
Health Care Equipment & Supplies	6.0
Health Care Providers & Services	1.8
Hotels, Restaurants & Leisure	7.4
Information Technology Services	4.9
Insurance	4.6
Internet & Catalog Retail	1.5
Internet Software & Services	2.9
Machinery	2.6
Oil, Gas & Consumable Fuels	4.8
Pharmaceuticals	3.6
Semiconductors & Semiconductor Equipment	10.5
Software	11.0
Specialty Retail	1.8
Trading Companies & Distributors	1.9
Short-Term Investments	24.0
Total	122.1%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Added Fund

Schedule of Investments (Unaudited)  April 30, 2006

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.4% of Net Assets)
4,020	Ducommun, Inc.	$95,917	*
100	Heico Corp.	3,280	†
3,245	Heico Corp., Class A	89,886
14,938	Hexcel Corp.	329,980	*
4,140	Kaman Corp.	100,602
3,860	Ladish Co., Inc.	137,686	*
	Total Aerospace & Defense	757,351
	Auto Components (0.3%)
3,000	Modine Manufacturing Co.	87,030
	Automobiles (1.3%)
18,120	Monaco Coach Corp.	252,230
5,600	Winnebago Industries, Inc.	164,920	†
	Total Automobiles	417,150
	Chemicals (3.9%)
4,320	Arch Chemicals, Inc.	127,268
3,000	Cabot Corp.	108,000
6,400	Chemtura Corp.	78,080
9,305	Ferro Corp.	179,400
5,800	Georgia Gulf Corp.	172,028
1,220	HB Fuller Co.	63,806
5,380	MacDermid, Inc.	184,534
9,635	Material Sciences Corp.	99,337	*
2,200	Nova Chemicals Corp.	65,252
1,785	Quaker Chemical Corp.	36,039
15,550	Wellman, Inc.	85,991
	Total Chemicals	1,199,735
	Commercial Banks (1.8%)
8,828	Banc Corp. (The)	99,315	*
3,195	Chittenden Corp.	88,054
5,078	Fulton Financial Corp.	83,533
2,020	Greene County Bancshares, Inc.	62,620
8,435	Sterling Bancorp	176,291
2,385	Washington Trust Bancorp, Inc.	62,916
	Total Commercial Banks	572,729
	Commercial Services & Supplies (5.2%)
3,500	ACCO Brands Corp.	75,180	*†
7,100	Adesa, Inc.	181,121
9,930	Bowne & Co., Inc.	156,000
2,235	FTI Consulting, Inc.	64,234	*
3,270	Herman Miller, Inc.	100,683
6,300	Knoll, Inc.	137,025
6,700	Korn Ferry International	140,700	*
3,600	Schawk, Inc.	91,224
11,425	Steelcase, Inc.	213,876	†

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Added Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Commercial Services & Supplies (Continued)
13,600	Tetra Tech, Inc.	$264,248	*
5,740	TRC Companies, Inc.	73,931	*
3,735	Volt Information Sciences, Inc.	117,204	*
	Total Commercial Services & Supplies	1,615,426
	Communications Equipment (4.4%)
12,750	Andrew Corp.	134,895	*
4,840	Belden CDT, Inc.	151,492
18,515	C-COR, Inc.	151,453	*
8,375	Dycom Industries, Inc.	183,496	*
5,000	Plantronics, Inc.	187,500
8,101	Powerwave Technologies, Inc.	90,326	*
11,100	SafeNet, Inc.	222,999	*†
4,900	Symmetricom, Inc.	39,690	*
10,800	Tekelec	154,224	*
16,175	WJ Communications, Inc.	46,422	*
	Total Communications Equipment	1,362,497
	Computers & Peripherals (0.9%)
23,300	Brocade Communications Systems, Inc.	143,528	*
13,870	Cray, Inc.	23,024	*
5,300	Hutchinson Technology, Inc.	125,981	*†
	Total Computers & Peripherals	292,533
	Construction & Engineering (1.3%)
9,233	Insituform Technologies, Inc., Class A	235,257	*
5,970	Modtech Holdings, Inc.	59,342	*†
3,800	Sterling Construction Co., Inc.	105,450	*
	Total Construction & Engineering	400,049
	Containers & Packaging (0.7%)
2,100	Chesapeake Corp.	29,547
11,147	Myers Industries, Inc.	197,302
	Total Containers & Packaging	226,849
	Diversified Consumer Services (1.1%)
13,010	Corinthian Colleges, Inc.	193,719	*
4,545	Sotheby's Holdings, Inc.	136,305	*
	Total Diversified Consumer Services	330,024
	Electrical Equipment (1.3%)
3,155	Powell Industries, Inc.	77,581	*
8,200	Power-One, Inc.	57,810	*
3,435	Regal-Beloit Corp.	160,277
2,210	Smith (A.O.) Corp.	104,798
	Total Electrical Equipment	400,466

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Added Fund

  April 30, 2006

Number of Shares	Common Stock	Value
	Electronic Equipment & Instruments (12.5%)
8,050	Applied Films Corp.	$176,456	*
17,385	Bell Microproducts, Inc.	113,002	*
5,885	Coherent, Inc.	217,804	*
9,640	CTS Corp.	136,020
3,000	DTS, Inc.	56,280	*
9,705	Electro Scientific Industries, Inc.	194,391	*
6,500	Faro Technologies, Inc.	98,735	*†
18,990	Gerber Scientific, Inc.	196,926	*
11,100	GSI Lumonics, Inc.	111,111	*
7,550	Keithley Instruments, Inc.	116,345
51,810	KEMET Corp.	560,066	*
6,966	LeCroy Corp.	99,962	*
3,200	Littelfuse, Inc.	103,328	*
3,235	Maxwell Technologies, Inc.	62,791	*
6,800	Mercury Computer Systems, Inc.	129,608	*
18,340	Merix Corp.	211,644	*
11,010	Newport Corp.	211,392	*
1,900	Paxar Corp.	41,496	*
7,035	Planar Systems, Inc.	114,530	*
20,500	Symbol Technologies, Inc.	218,325
2,400	TTM Technologies, Inc.	39,024	*
30,036	Vishay Intertechnology, Inc.	467,661	*
12,527	Woodhead Industries, Inc.	204,190
	Total Electronic Equipment & Instruments	3,881,087
	Energy Equipment & Services (1.2%)
2,990	Gulf Island Fabrication, Inc.	72,836
14,100	Input/Output, Inc.	142,128	*†
3,300	Key Energy Services, Inc.	56,397	*
17,300	Newpark Resources, Inc.	115,218	*
	Total Energy Equipment & Services	386,579
	Food Products (1.0%)
4,900	Delta & Pine Land Co.	144,942
5,300	Pilgrim's Pride Corp.	138,489
1,500	Sanderson Farms, Inc.	39,765
	Total Food Products	323,196
	Health Care Equipment & Supplies (1.7%)
2,750	Analogic Corp.	173,498
5,300	Greatbatch, Inc.	129,850	*
8,270	Zoll Medical Corp.	219,155	*
	Total Health Care Equipment & Supplies	522,503

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Added Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Health Care Providers & Services (1.9%)
7,000	Horizon Health Corp.	$146,300	*
8,000	Kindred Healthcare, Inc.	194,080	*
7,700	LifePoint Hospitals, Inc.	244,090	*
	Total Health Care Providers & Services	584,470
	Health Care Technology (0.6%)
13,800	Dendrite International, Inc.	171,534	*
	Hotels, Restaurants & Leisure (0.9%)
3,500	Morton's Restaurant Group, Inc.	58,800	*
5,800	Ruby Tuesday, Inc.	172,666	†
2,985	The Steak & Shake Co.	57,043	*
	Total Hotels, Restaurants & Leisure	288,509
	Household Durables (0.4%)
5,100	WCI Communities, Inc.	130,713	*†
	Industrial Conglomerates (0.4%)
1,520	Standex International Corp.	43,609
5,260	Tredegar Corp.	84,476
	Total Industrial Conglomerates	128,085
	Information Technology Services (1.9%)
6,900	AnswerThink, Inc.	40,296	*
6,000	BearingPoint, Inc.	55,680	*
12,225	BISYS Group, Inc.	194,867	*
11,885	Computer Task Group, Inc.	52,294	*
4,570	Gartner, Inc., Class A	64,071	*
13,100	Keane, Inc.	185,234	*
	Total Information Technology Services	592,442
	Insurance (3.4%)
12,100	Aspen Insurance Holdings, Ltd.	294,635
8,990	CRM Holdings, Ltd.	95,384	*
3,800	Endurance Specialty Holdings, Ltd.	117,648
4,100	Max Reinsurance Capital, Ltd.	100,450
3,490	NYMAGIC, Inc.	97,546
9,655	ProCentury Corp.	128,412
14,385	USI Holdings Corp.	218,652	*†
	Total Insurance	1,052,727
	Internet & Catalog Retail (1.4%)
17,175	1-800-FLOWERS.COM, Inc.	124,004	*
4,757	Alloy, Inc.	59,272	*
10,282	dELiA*s, Inc.	109,298	*
11,035	ValueVision Media, Inc.	137,938	*
	Total Internet & Catalog Retail	430,512

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Added Fund

  April 30, 2006

Number of Shares	Common Stock	Value
	Internet Software & Services (0.4%)
5,100	Internet Capital Group, Inc.	$47,685	*
7,882	Interwoven, Inc.	80,002	*
	Total Internet Software & Services	127,687
	Leisure Equipment & Products (1.1%)
12,440	Callaway Golf Co.	198,791	†
10,800	K2, Inc.	127,332	*
	Total Leisure Equipment & Products	326,123
	Life Science Tools & Services (0.9%)
3,370	Cambrex Corp.	68,344
4,835	Varian, Inc.	209,210	*
	Total Life Science Tools & Services	277,554
	Machinery (4.4%)
2,385	Barnes Group, Inc.	107,492
4,653	CIRCOR International, Inc.	140,986
7,970	Federal Signal Corp.	149,278
9,800	Flow International Corp.	132,496	*†
770	Flowserve Corp.	44,290	*
4,330	Greenbrier Cos., Inc.	173,850
2,470	Kaydon Corp.	106,062	†
5,645	Lydall, Inc.	52,555	*
3,200	Nordson Corp.	171,040
5,200	Robbins & Myers, Inc.	126,360
2,500	Trinity Industries, Inc.	158,750
	Total Machinery	1,363,159
	Media (1.8%)
6,570	Cumulus Media, Inc.	69,379	*
2,700	Meredith Corp.	133,920
6,300	Reader's Digest Association, Inc.	86,814
5,485	Scholastic Corp.	145,572	*
11,020	Westwood One, Inc.	106,343
	Total Media	542,028
	Metals & Mining (0.4%)
10,320	NN, Inc.	131,580
	Multiline Retail (0.7%)
11,355	Saks, Inc.	228,690	*†
	Oil, Gas & Consumable Fuels (0.3%)
6,300	Petrohawk Energy Corp.	79,254	*†
	Personal Products (0.7%)
9,670	NBTY, Inc.	219,026	*

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Added Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Pharmaceuticals (1.3%)
5,100	Par Pharmaceutical Companies, Inc.	$131,325	*
9,600	Perrigo Co.	153,216
7,200	Valeant Pharmaceuticals International	128,880	†
	Total Pharmaceuticals	413,421
	Road & Rail (0.7%)
6,440	Covenant Transport, Inc.	89,130	*
10,900	RailAmerica, Inc.	124,478	*
	Total Road & Rail	213,608
	Semiconductors & Semiconductor Equipment (17.3%)
15,500	AMIS Holdings, Inc.	159,805	*
5,415	ATMI, Inc.	153,786	*
39,915	Axcelis Technologies, Inc.	235,099	*
21,735	Brooks Automation, Inc.	293,857	*†
14,958	Credence Systems Corp.	106,052	*
28,676	Entegris, Inc.	291,922	*
9,790	Exar Corp.	141,857	*
11,555	FEI Co.	251,206	*
14,975	FSI International, Inc.	75,923	*
18,625	Integrated Device Technology, Inc.	283,473	*
7,890	International Rectifier Corp.	356,628	*
22,580	Kulicke & Soffa Industries, Inc.	204,575	*
41,807	Lattice Semiconductor Corp.	278,017	*
52,100	LTX Corp.	295,928	*
11,700	Mattson Technology, Inc.	134,433	*
18,330	MKS Instruments, Inc.	437,537	*
14,800	Novellus Systems, Inc.	365,560	*
8,900	Pericom Semiconductor Corp.	86,864	*
22,800	RF Micro Devices, Inc.	212,040	*
27,600	Skyworks Solutions, Inc.	197,340	*
13,724	Triquint Semiconductor, Inc.	74,521	*
10,900	Ultratech, Inc.	214,076	*
4,805	Varian Semiconductor Equipment Associates, Inc.	157,364	*
9,810	Veeco Instruments, Inc.	234,950	*
4,210	Zoran Corp.	115,522	*
	Total Semiconductors & Semiconductor Equipment	5,358,335
	Software (3.4%)
9,850	Agile Software Corp.	68,655	*
6,000	Evans & Sutherland Computer Corp.	37,680	*
17,000	Macrovision Corp.	389,300	*
8,285	Magma Design Automation, Inc.	62,800	*
7,654	Parametric Technology Corp.	114,351	*

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Added Fund

  April 30, 2006

Number of Shares	Common Stock	Value
	Software (Continued)
16,275	Phoenix Technologies, Ltd.	$94,883	*
4,170	Reynolds & Reynolds Co., Class A	124,016
2,340	RSA Security, Inc.	49,000	*
12,700	TIBCO Software, Inc.	109,474	*
	Total Software	1,050,159
	Specialty Retail (5.7%)
7,550	A.C. Moore Arts & Crafts, Inc.	140,808	*†
2,130	Ann Taylor Stores, Inc.	79,513	*
35,600	Blockbuster, Inc., Class A	167,320	†
6,100	Christopher & Banks Corp.	161,162
5,850	Cost Plus, Inc.	102,960	*†
1,600	Gymboree Corp.	48,128	*
8,885	Pacific Sunwear of California, Inc.	207,021	*†
16,600	Pier 1 Imports, Inc.	200,362	†
7,200	RadioShack Corp.	122,400	†
11,400	Rent-Way, Inc.	85,500	*
23,715	Restoration Hardware, Inc.	162,448	*
7,360	West Marine, Inc.	108,781	*†
6,800	Zale Corp.	167,620	*
	Total Specialty Retail	1,754,023
	Textiles, Apparel & Luxury Goods (2.2%)
10,920	Fossil, Inc.	177,559	*†
4,300	Kellwood Co.	137,772
4,100	Kenneth Cole Productions, Inc., Class A	104,591
13,100	Quiksilver, Inc.	179,077	*
3,700	Warnaco Group, Inc.	82,436	*
	Total Textiles, Apparel & Luxury Goods	681,435
	Thrifts & Mortgage Finance (3.9%)
10,800	Astoria Financial Corp.	338,256
9,935	BankUnited Financial Corp., Class A	304,905
8,597	First Niagara Financial Group, Inc.	120,358
4,570	Flushing Financial Corp.	77,370
9,585	NewAlliance Bancshares, Inc.	138,407
11,915	Provident Financial Services, Inc.	217,449
	Total Thrifts & Mortgage Finance	1,196,745
	Trading Companies & Distributors (0.7%)
3,055	Electro Rent Corp.	49,247	*
4,600	United Rentals, Inc.	164,082	*
	Total Trading Companies & Distributors	213,329

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Added Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Transportation Infrastructure (0.4%)
5,900	Interpool, Inc.	$118,885
	Total Common Stock (Cost: $24,755,936) (98.2%)	30,449,237
	Short-Term Investments
	Money Market Investments (0.8%)
233,135	BGI Institutional Money Market Fund, 4.775%	233,136	**
23,314	Merrimac Cash Fund—Premium Class, 4.605%	23,314	**
	Total Money Market Investments	256,450
Principal Amount
	Other Short-Term Investments (10.5%)▲
$24,979	Abbey National PLC, 4.77%, due 05/03/06	24,979	**
81,768	Banco Santander Central Hispano S.A., 4.771%, due 05/02/06	81,768	**
83,262	BancoBilbao Vizcaya Argentaria S.A., 4.95%, due 06/20/06	83,263	**
36,636	Bank of America, 4.77%, due 05/16/06	36,637	**
66,610	Bank of America, 4.97%, due 06/19/06	66,611	**
83,262	Bank of Montreal, 4.77%, due 05/02/06	83,263	**
83,262	Bank of Nova Scotia (The), 4.79%, due 05/10/06	83,263	**
83,262	Bank of the West, 4.94%, due 06/16/06	83,263	**
66,610	Barclays Bank PLC, 4.77%, due 05/16/06	66,611	**
83,262	Barton Capital LLC, 4.774%, due 05/04/06	83,263	**
33,305	Bear Stearns Companies, Inc., 5.01%, due 09/07/06	33,305	**
66,610	Branch Banker & Trust, 4.85%, due 05/19/06	66,611	**
40,525	CAFCO Funding LLC, 4.913%, due 05/31/06	40,525	**
83,262	Calyon, 4.74%, due 05/09/06	83,262	**
49,957	Calyon, 4.91%, due 06/02/06	49,957	**
83,262	Canadian Imperial Bank of Commerce, 4.915%, due 05/18/06	83,262	**
116,567	Credit Suisse First Boston Corp., 4.7%, due 05/02/06	116,567	**
49,957	Deutsche Bank, 4.76%, due 05/01/06	49,957	**
83,262	Dexia Group, 4.775%, due 05/04/06	83,262	**
83,262	First Tennessee National Corp., 4.95%, due 06/19/06	83,262	**
56,618	Fortis Bank, 4.83%, due 05/08/06	56,618	**
83,262	Fortis Bank, 4.97%, due 06/22/06	83,262	**
83,262	Halifax Bank of Scotland, 4.789%, due 07/10/06	83,262	**
83,262	Harris Trust & Savings Bank, 4.9%, due 05/23/06	83,262	**
367,590	Investors Bank & Trust Depository Reserve, 3.24%	367,590
82,667	Lexington Parker Capital, 4.787%, due 05/04/06	82,667	**
166,525	Lloyds TSB Bank, 4.81%, due 05/11/06	166,525	**
66,610	Marshall & Ilsley Bank, 4.99%, due 06/23/06	66,610	**
83,262	Nordea Bank Finland PLC (NY Branch), 4.97%, due 05/30/06	83,262	**
83,262	Prefco, 4.786%, due 05/01/06	83,262	**
42,542	Prefco, 4.962%, due 05/30/06	42,542	**
83,020	Ranger Funding, 4.777%, due 05/01/06	83,020	**
33,305	Royal Bank of Canada, 4.99%, due 06/27/06	33,305	**
83,262	Royal Bank of Scotland, 4.75%, due 05/03/06	83,262	**

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Added Fund

  April 30, 2006

Principal Amount	Short-Term Investments	Value
	Other Short-Term Investments (Continued)
$49,957	Royal Bank of Scotland, 4.87%, due 05/12/06	$49,957	**
82,667	Sheffield Receivables Corp., 4.787%, due 05/03/06	82,667	**
5,595	Svenska Handlesbanken, 4.82%, due 05/01/06	5,595	**
149,872	UBS AG, 4.94%, due 06/16/06	149,872	**
83,262	Wells Fargo & Co., 4.86%, due 05/12/06	83,262	**
83,262	Wells Fargo & Co., 4.9%, due 05/15/06	83,262	**
	Total Other Short-Term Investments	3,235,955
	Total Short-Term Investments (Cost: $3,492,405) (11.3%)	3,492,405
	Total Investments (Cost: $28,248,341) (109.5%)	33,941,642
	Liabilities in Excess of Other Assets (– 9.5%)	(2,941,136)
	Net Assets (100.0%)	$31,000,506

  Notes to the Schedule of Investments:

  *  Non-income producing.

  **  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

  ▲  Other Short-Term Investments consist of Certificate of Deposits, Commercial Paper, Discount Notes, Repurchase Agreements, and Time Deposits.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Added Fund

Investments by Industry (Unaudited)

Investments by Industry

Industry	Percentage of Net Assets
Aerospace & Defense	2.4%
Auto Components	0.3
Automobiles	1.3
Chemicals	3.9
Commercial Banks	1.8
Commercial Services & Supplies	5.2
Communications Equipment	4.4
Computers & Peripherals	0.9
Construction & Engineering	1.3
Containers & Packaging	0.7
Diversified Consumer Services	1.1
Electrical Equipment	1.3
Electronic Equipment & Instruments	12.5
Energy Equipment & Services	1.2
Food Products	1.0
Health Care Equipment & Supplies	1.7
Health Care Providers & Services	1.9
Health Care Technology	0.6
Hotels, Restaurants & Leisure	0.9
Household Durables	0.4
Industrial Conglomerates	0.4
Information Technology Services	1.9
Insurance	3.4
Internet & Catalog Retail	1.4
Internet Software & Services	0.4
Leisure Equipment & Products	1.1
Life Science Tools & Services	0.9
Machinery	4.4
Media	1.8
Metals & Mining	0.4
Multiline Retail	0.7
Oil, Gas & Consumable Fuels	0.3
Personal Products	0.7
Pharmaceuticals	1.3
Road & Rail	0.7
Semiconductors & Semiconductor Equipment	17.3
Software	3.4
Specialty Retail	5.7
Textiles, Apparel & Luxury Goods	2.2
Thrifts & Mortgage Finance	3.9
Trading Companies & Distributors	0.7
Transportation Infrastructure	0.4
Short-Term Investments	11.3
Total	109.5%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)  April 30, 2006

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.0% of Net Assets)
281,250	Alliant Techsystems, Inc.	$22,497,187	*†
	Beverages (1.7%)
254,790	Molson Coors Brewing Co., Class B	18,818,789
	Chemicals (3.2%)
293,400	Cytec Industries, Inc.	17,741,898
521,100	International Flavors & Fragrances, Inc.	18,410,463
	Total Chemicals	36,152,361
	Commercial Banks (4.3%)
301,840	Commerce Bancorp, Inc.	12,176,226	†
445,650	Marshall & IIsley Corp.	20,375,118
73,149	SVB Financial Group	3,713,775	*†
145,100	Zions Bancorp.	12,047,653
	Total Commercial Banks	48,312,772
	Communications Equipment (1.3%)
1,369,280	Andrew Corp.	14,486,982	*†
	Computers & Peripherals (3.3%)
472,060	Diebold, Inc.	20,086,153	†
3,335,900	Sun Microsystems, Inc.	16,679,500	*
	Total Computers & Peripherals	36,765,653
	Construction & Engineering (0.3%)
68,930	EMCOR Group, Inc.	3,449,946	*
	Diversified Consumer Services (3.1%)
773,200	H&R Block, Inc.	17,652,156
492,500	Regis Corp.	17,271,975
	Total Diversified Consumer Services	34,924,131
	Electronic Equipment & Instruments (6.5%)
283,700	Anixter International, Inc.	14,423,308
412,571	Celestica, Inc.	4,645,549	*
615,530	Tektronix, Inc.	21,740,520
2,070,765	Vishay Intertechnology, Inc.	32,241,811	*†
	Total Electronic Equipment & Instruments	73,051,188
	Energy Equipment & Services (2.2%)
257,800	Cooper Cameron Corp.	12,951,872	*
212,800	Weatherford International, Ltd.	11,263,504	*
	Total Energy Equipment & Services	24,215,376
	Health Care Equipment & Supplies (6.7%)
349,700	Bausch & Lomb, Inc.	17,117,815	†
257,000	Beckman Coulter, Inc.	13,199,520
341,555	Edwards Lifesciences Corp.	15,178,704	*
347,450	Hillenbrand Industries, Inc.	17,845,032
321,710	Hospira, Inc.	12,401,920	*
	Total Health Care Equipment & Supplies	75,742,991

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Health Care Providers & Services (2.1%)
2,245,000	HEALTHSOUTH Corp.	$10,282,100	*
324,500	Triad Hospitals, Inc.	13,369,400	*
	Total Health Care Providers & Services	23,651,500
	Household Durables (3.3%)
692,870	Leggett & Platt, Inc.	18,381,841
357,990	Stanley Works (The)	18,704,977
	Total Household Durables	37,086,818
	Insurance (7.2%)
669,310	Arthur J. Gallagher & Co.	18,365,866	†
463,030	Assurant, Inc.	22,304,155	†
872,375	Old Republic International Corp.	19,410,344
586,600	Willis Group Holdings, Ltd.	20,618,990	†
	Total Insurance	80,699,355
	Life Science Tools & Services (5.7%)
252,850	Charles River Laboratories International, Inc.	11,947,162	*
676,300	Thermo Electron Corp.	26,064,602	*
600,270	Varian, Inc.	25,973,683	*
	Total Life Science Tools & Services	63,985,447
	Machinery (6.1%)
560,145	Dover Corp.	27,867,214
559,600	Pentair, Inc.	21,421,488	†
347,300	SPX Corp.	19,014,675	†
	Total Machinery	68,303,377
	Media (2.3%)
393,180	Dow Jones & Co., Inc.	14,535,865	†
189,450	Entercom Communications Corp.	5,014,742	†
652,710	Westwood One, Inc.	6,298,652
	Total Media	25,849,259
	Multiline Retail (3.2%)
413,100	Family Dollar Stores, Inc.	10,327,500
328,809	Federated Department Stores, Inc.	25,597,781
	Total Multiline Retail	35,925,281
	Oil, Gas & Consumable Fuels (1.7%)
374,125	Murphy Oil Corp.	18,773,593
	Pharmaceuticals (2.0%)
237,820	Par Pharmaceutical Companies, Inc.	6,123,865	*†
883,000	Valeant Pharmaceuticals International	15,805,700	†
	Total Pharmaceuticals	21,929,565

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Opportunities Fund

  April 30, 2006

Number of Shares	Common Stock	Value
	Semiconductors & Semiconductor Equipment (19.4%)
680,700	Analog Devices, Inc.	$25,812,144
918,550	Cypress Semiconductor Corp.	15,762,318	*†
711,300	Freescale Semiconductor, Inc., Class B	22,526,871	*
307,300	International Rectifier Corp.	13,889,960	*
259,800	Lam Research Corp.	12,699,024	*†
1,914,200	LSI Logic Corp.	20,386,230	*†
1,505,400	Micron Technology, Inc.	25,546,638	*†
781,380	National Semiconductor Corp.	23,425,772	†
1,047,900	Novellus Systems, Inc.	25,883,130	*
1,915,000	Teradyne, Inc.	32,286,900	*†
	Total Semiconductors & Semiconductor Equipment	218,218,987
	Software (0.4%)
321,981	Activision, Inc.	4,568,910	*
	Specialty Retail (4.8%)
1,316,300	Gap, Inc. (The)	23,811,867
617,170	OfficeMax, Inc.	23,884,479
193,450	Tiffany & Co.	6,749,471
	Total Specialty Retail	54,445,817
	Textiles, Apparel & Luxury Goods (2.1%)
700,585	Jones Apparel Group, Inc.	24,065,095
	Thrifts & Mortgage Finance (1.0%)
343,550	People's Bank	11,251,263
	Trading Companies & Distributors (2.0%)
290,840	Grainger (W.W.), Inc.	22,371,413
	Total Common Stock (Cost: $912,588,363) (97.9%)	1,099,543,056
	Short-Term Investments
	Money Market Investments (1.3%)
13,004,924	BGI Institutional Money Market Fund, 4.775%	13,004,924	**
1,300,492	Merrimac Cash Fund—Premium Class, 4.605%	1,300,492	**
	Total Money Market Investments	14,305,416
Principal Amount
	Other Short-Term Investments (15.9%)▲
$1,393,385	Abbey National PLC, 4.77%, due 05/03/06	1,393,385	**
4,561,271	Banco Santander Central Hispano S.A., 4.771%, due 05/02/06	4,561,271	**
4,644,616	BancoBilbao Vizcaya Argentaria S.A., 4.95%, due 06/20/06	4,644,616	**
2,043,631	Bank of America, 4.77%, due 05/16/06	2,043,630	**
3,715,692	Bank of America, 4.97%, due 06/19/06	3,715,691	**
4,644,616	Bank of Montreal, 4.77%, due 05/02/06	4,644,615	**
4,644,616	Bank of Nova Scotia (The), 4.79%, due 05/10/06	4,644,615	**
4,644,616	Bank of the West, 4.94%, due 06/16/06	4,644,616	**

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value
	Other Short-Term Investments (Continued)
$3,715,692	Barclays Bank PLC, 4.77%, due 05/16/06	$3,715,692	**
4,644,616	Barton Capital LLC, 4.774%, due 05/04/06	4,644,616	**
1,857,846	Bear Stearns Companies, Inc., 5.01%, due 09/07/06	1,857,846	**
3,715,692	Branch Banker & Trust, 4.85%, due 05/19/06	3,715,692	**
2,260,607	CAFCO Funding LLC, 4.913%, due 05/31/06	2,260,607	**
4,644,616	Calyon, 4.74%, due 05/09/06	4,644,616	**
2,786,769	Calyon, 4.91%, due 06/02/06	2,786,769	**
4,644,616	Canadian Imperial Bank of Commerce, 4.915%, due 05/18/06	4,644,616	**
6,502,462	Credit Suisse First Boston Corp., 4.7%, due 05/02/06	6,502,462	**
2,786,769	Deutsche Bank, 4.76%, due 05/01/06	2,786,769	**
4,644,616	Dexia Group, 4.775%, due 05/04/06	4,644,616	**
4,644,616	First Tennessee National Corp., 4.95%, due 06/19/06	4,644,616	**
3,158,339	Fortis Bank, 4.83%, due 05/08/06	3,158,339	**
4,644,616	Fortis Bank, 4.97%, due 06/22/06	4,644,616	**
4,644,616	Halifax Bank of Scotland, 4.789%, due 07/10/06	4,644,616	**
4,644,616	Harris Trust & Savings Bank, 4.9%, due 05/23/06	4,644,616	**
18,436,974	Investors Bank & Trust Depository Reserve, 3.24%	18,436,974
4,611,383	Lexington Parker Capital, 4.787%, due 05/04/06	4,611,383	**
9,289,231	Lloyds TSB Bank, 4.81%, due 05/11/06	9,289,231	**
3,715,692	Marshall & Ilsley Bank, 4.99%, due 06/23/06	3,715,692	**
4,644,616	Nordea Bank Finland PLC (NY Branch), 4.97%, due 05/30/06	4,644,616	**
4,644,616	Prefco, 4.786%, due 05/01/06	4,644,616	**
2,373,136	Prefco, 4.962%, due 05/30/06	2,373,136	**
4,631,077	Ranger Funding, 4.777%, due 05/01/06	4,631,077	**
1,857,846	Royal Bank of Canada, 4.99%, due 06/27/06	1,857,846	**
4,644,616	Royal Bank of Scotland, 4.75%, due 05/03/06	4,644,616	**
2,786,769	Royal Bank of Scotland, 4.87%, due 05/12/06	2,786,769	**
4,611,383	Sheffield Receivables Corp., 4.787%, due 05/03/06	4,611,383	**
312,099	Svenska Handlesbanken, 4.82%, due 05/01/06	312,099	**
8,360,308	UBS AG, 4.94%, due 06/16/06	8,360,308	**
4,644,616	Wells Fargo & Co., 4.86%, due 05/12/06	4,644,616	**
4,644,616	Wells Fargo & Co., 4.9%, due 05/15/06	4,644,616	**
	Total Other Short-Term Investments	178,442,521
	Total Short-Term Investments (Cost: $192,747,937) (17.2%)	192,747,937
	Total Investments (Cost: $1,105,336,300) (115.1%)	1,292,290,993
	Liabilities in Excess of Other Assets (– 15.1%)	(169,829,557)
	Net Assets (100.0%)	$1,122,461,436

Notes to the Schedule of Investments:

*  Non-income producing.

  **  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

  ▲  Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements, and Time Deposits.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Opportunities Fund

Investments by Industry (Unaudited)  April 30, 2006

Industry	Percentage of Net Assets
Aerospace & Defense	2.0%
Beverages	1.7
Chemicals	3.2
Commercial Banks	4.3
Communications Equipment	1.3
Computers & Peripherals	3.3
Construction & Engineering	0.3
Diversified Consumer Services	3.1
Electronic Equipment & Instruments	6.5
Energy Equipment & Services	2.2
Health Care Equipment & Supplies	6.7
Health Care Providers & Services	2.1
Household Durables	3.3
Insurance	7.2
Life Science Tools & Services	5.7
Machinery	6.1
Media	2.3
Multiline Retail	3.2
Oil, Gas & Consumable Fuels	1.7
Pharmaceuticals	2.0
Semiconductors & Semiconductor Equipment	19.4
Software	0.4
Specialty Retail	4.8
Textiles, Apparel & Luxury Goods	2.1
Thrifts & Mortgage Finance	1.0
Trading Companies & Distributors	2.0
Short-Term Investments	17.2
Total	115.1%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)  April 30, 2006

	TCW Aggressive Growth Equities Fund	TCW Convertible Securities Fund	TCW Diversified Value Fund		TCW Dividend Focused Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)(3)	$39,399	$27,884	$430,930		$1,274,112
Receivables for Securities Sold	751	305	3,223		12,453
Receivables for Fund Shares Sold	—	—	1,890		1,641
Interest and Dividends Receivable	3	124	387		1,766
Total Assets	40,153	28,313	436,430		1,289,972
LIABILITIES
Disbursements in Excess of Available Cash	310	—	—		—
Payables for Securities Purchased	397	305	3,269		28,111
Payable for Fund Shares Redeemed	—	—	—		60
Payables Upon Return of Securities Loaned	7,160	1,855	37,034		149,040
Accrued Management Fees	21	15	213		623
Accrued Directors' Fees and Expenses	7	7	7		7
Accrued Compliance Expense	— (2)	— (2)	—	(2)	1
Other Accrued Expenses	40	10	61		576
Total Liabilities	7,935	2,192	40,584		178,418
NET ASSETS	$32,218	$26,121	$395,846		$1,111,554
NET ASSETS CONSIST OF:
Paid-in Capital	$54,441	$39,858	$361,382		$993,198
Undistributed Net Realized Gain (Loss) on Investments	(30,202)	(14,391)	1,367		15,708
Unrealized Appreciation on Investments	8,235	693	32,452		100,977
Undistributed Net Investment Income (Loss)	(256)	(39)	645		1,671
NET ASSETS	$32,218	$26,121	$395,846		$1,111,554
NET ASSETS ATTRIBUTABLE TO:
I Class Shares	$19,673	$26,121	$346,897		$119,958
N Class Shares	$12,545		$48,949		$991,596
K Class Shares					$—	(2)
CAPITAL SHARES OUTSTANDING:
I Class	1,392,259	2,912,211	22,873,564		9,674,775
N Class	910,338		3,236,624		80,057,429
K Class					9
NET ASSET VALUE PER SHARE (4):
I Class	$14.13	$8.97	$15.17		$12.40
N Class	$13.78		$15.12		$12.39
K Class					$12.44

(1)  The identified cost for the TCW Aggressive Growth Equities Fund, the TCW Convertible Securities Fund, the TCW Diversified Value Fund, and the TCW Dividend Focused Fund at April 30, 2006 was $31,164, $27,191, $398,478, and $1,173,135, respectively.

(2)  Amount rounds to less than $1.

(3)  The market value of securities lent for the TCW Aggressive Growth Equities Fund, the TCW Convertible Securities Fund, the TCW Diversified Value Fund, and the TCW Dividend Focused Fund at April 30, 2006 was $6,931, $1,807, $35,884, and $144,241, respectively.

(4)  Represents offering price and redemption price per share.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)  April 30, 2006

	TCW Equities Fund		TCW Focused Equities Fund		TCW Growth Equities Fund		TCW Growth Insights Fund
	Dollar Amounts in Thousands
	(Except per Share Amounts)
ASSETS
Investments, at Value (1)(3)	$104,693		$25,676		$27,290		$1,318
Receivable for Securities Sold	—		—		230		—
Receivable for Fund Shares Sold	51		—		—		—
Interest and Dividends Receivable	126		35		1		1
Total Assets	104,870		25,711		27,521		1,319
LIABILITIES
Payable for Securities Purchased	—		—		604		—
Payable Upon Return of Securities Loaned	6,643		—		—		—
Accrued Management Fees	40		15		20		—
Accrued Directors' Fees and Expenses	7		7		7		7
Accrued Compliance Expense	—	(2)	—	(2)	—	(2)	— (2)
Other Accrued Expenses	50		5		21		15
Total Liabilities	6,740		27		652		22
NET ASSETS	$98,130		$25,684		$26,869		$1,297
NET ASSETS CONSIST OF:
Paid-in Capital	$73,079		$23,158		$19,932		$2,695
Undistributed Net Realized Gain (Loss) on Investments	1,807		(76)		180		(1,579)
Unrealized Appreciation on Investments	23,030		2,565		6,909		187
Undistributed Net Investment Income (Loss)	214		37		(152)		(6)
NET ASSETS	$98,130		$25,684		$26,869		$1,297
NET ASSETS ATTRIBUTABLE TO:
I Class Shares	$93,004		$1,072		$26,869
N Class Shares	$5,126		$24,612		$—	(2)	$1,297
K Class Shares	$—	(2)
CAPITAL SHARES OUTSTANDING:
I Class	5,407,969		75,153		2,084,130
N Class	298,156		1,730,579		10		179,653
K Class	10
NET ASSET VALUE PER SHARE (4):
I Class	$17.20		$14.26		$12.89
N Class	$17.19		$14.22		$12.89		$7.22
K Class	$17.54

(1)  The identified cost for the TCW Equities Fund, the TCW Focused Equities Fund, the TCW Growth Equities Fund, and the TCW Growth Insights Fund at April 30, 2006 was $81,663, $23,111, $20,381, and $1,131, respectively.

(2)  Amount rounds to less than $1.

(3)  The market value of securities lent for the TCW Equities Fund at April 30, 2006 was $6,515.

(4)  Represents offering price and redemption price per share.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)  April 30, 2006

	TCW Large Cap Core Fund		TCW Large Cap Flexible Growth Fund	TCW Opportunity Fund	TCW Select Equities Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)(3)	$17,989		$4,022	$118,766	$4,699,047
Receivables for Securities Sold	—		10	118	13,813
Receivables for Fund Shares Sold	—		—	362	4,003
Interest and Dividends Receivable	21		2	82	99
Total Assets	18,010		4,034	119,328	4,716,962
LIABILITIES
Disbursements in Excess of Available Cash	—		—	—	4,975
Payables for Securities Purchased	84		50	—	5,943
Payable for Fund Shares Redeemed	—		—	3	—
Payables Upon Return of Securities Loaned	—		—	18,650	479,660
Accrued Management Fees	8		—	69	2,518
Accrued Directors' Fees and Expenses	7		3	7	7
Accrued Compliance Expense	—	(2)	—	—	10
Other Accrued Expenses	19		10	79	1,887
Total Liabilities	118		63	18,808	495,000
NET ASSETS	$17,892		$3,971	$100,520	$4,221,962
NET ASSETS CONSIST OF:
Paid-in Capital	$15,553		$3,861	$68,836	$3,464,828
Undistributed Net Realized Gain (Loss) on Investments	703		(2)	5,732	(79,861)
Unrealized Appreciation on Investments	1,612		116	26,111	850,085
Undistributed Net Investment Income (Loss)	24		(4)	(159)	(13,090)
NET ASSETS	$17,892		$3,971	$100,520	$4,221,962
NET ASSETS ATTRIBUTABLE TO:
I Class Shares	$13,884		$2,428	$36,359	$3,020,394
N Class Shares	$4,008	(2)	$1,543	$59,947	$1,199,587
K Class Shares				$4,214	$1,981
CAPITAL SHARES OUTSTANDING:
I Class	1,127,703		117,971	2,293,165	151,298,095
N Class	325,885		75,000	3,827,036	61,495,843
K Class				266,483	100,636
NET ASSET VALUE PER SHARE (4):
I Class	$12.31		$20.58	$15.86	$19.96
N Class	$12.30		$20.58	$15.66	$19.51
K Class				$15.81	$19.69

(1)  The identified cost for the TCW Large Cap Core Fund, the TCW Large Cap Flexible Growth Fund, the TCW Opportunity Fund, and the TCW Select Equities Fund at April 30, 2006 was $16,377, $3,906, $92,655, and $3,848,962, respectively.

(2)  Amount rounds to less than $1.

(3)  The market value of securities lent for the TCW Opportunity Fund and the TCW Select Equities Fund at April 30, 2006 was $17,714 and $470,637, respectively.

(4)  Represents offering price and redemption price per share.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)  April 30, 2006

	TCW Small Cap Growth Fund	TCW Value Added Fund		TCW Value Opportunities Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)(3)	$86,455	$33,942		$1,292,291
Receivables for Securities Sold	27	833		12,991
Receivables for Fund Shares Sold	41	—		398
Interest and Dividends Receivable	10	6		327
Total Assets	86,533	34,781		1,306,007
LIABILITIES
Payables for Securities Purchased	865	565		8,068
Payable for Fund Shares Redeemed	—	—		33
Payables Upon Return of Securities Loaned	14,735	3,125		174,311
Accrued Management Fees	54	21		682
Accrued Directors' Fees and Expenses	7	7		7
Accrued Compliance Expense	— (2)	—	(2)	4
Other Accrued Expenses	83	62		441
Total Liabilities	15,744	3,780		183,546
NET ASSETS	$70,789	$31,001		$1,122,461
NET ASSETS CONSIST OF:
Paid-in Capital	$175,692	$23,744		$837,804
Undistributed Net Realized Gain (Loss) on Investments	(120,766)	1,703		97,801
Unrealized Appreciation on Investments	16,022	5,693		186,955
Undistributed Net Investment (Loss)	(159)	(139)		(99)
NET ASSETS	$70,789	$31,001		$1,122,461
NET ASSETS ATTRIBUTABLE TO:
I Class Shares	$30,029	$31,001		$899,216
N Class Shares	$40,760	$—	(2)	$216,892
K Class Shares		$—	(2)	$6,353
CAPITAL SHARES OUTSTANDING:
I Class	1,476,170	2,124,091		36,724,117
N Class	2,050,287	7		9,004,243
K Class		12		262,522
NET ASSET VALUE PER SHARE (4):
I Class	$20.34	$14.59		$24.49
N Class	$19.88	$17.14		$24.09
K Class		$17.13		$24.20

(1)  The identified cost for the TCW Small Cap Growth Fund, the TCW Value Added Fund, and the TCW Value Opportunities Fund at April 30, 2006 was $70,433, $28,249, and $1,105,336, respectively.

(2)  Amount rounds to less than $1.

(3)  The market value of securities lent for the TCW Small Cap Growth Fund, the TCW Value Added Fund, and the TCW Value Opportunities Fund at April 30, 2006 was $14,323, $2,981, and $169,764, respectively.

(4)  Represents offering price and redemption price per share.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Operations (Unaudited)  Six Months Ended April 30, 2006

	TCW Aggressive Growth Equities Fund	TCW Convertible Securities Fund		TCW Diversified Value Fund		TCW Dividend Focused Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$21	$92		$1,759	(1)	$12,101	(1)
Interest	2	207		406		1,222
Net Security Lending Income (2)	12	3		33		222
Total	35	302		2,198		13,545
Expenses:
Management Fees	185	84		978		3,757
Accounting Service Fees	5	2		18		72
Administration Fees	13	6		29		111
Transfer Agent Fees:
I Class	8	5		6		9
N Class	16	—		16		343
K Class	2	—		—		2
Custodian Fees	11	8		8		12
Professional Fees	20	13		17		28
Directors' Fees & Expenses	7	7		7		7
Registration Fees:
I Class	10	10		13		7
N Class	6	—		7		49
K Class	—	—		—		—	(3)
Distribution Fees: (See Note 6)
N Class	18	—		52		1,123
Compliance Expense	1	—	(3)	2		13
Other	15	4		20		86
Total	317	139		1,173		5,619
Less Expenses Borne by Investment Advisor:
N Class	24	—		—		—
K Class	2	—		—		3
Net Expenses	291	139		1,173		5,616
Net Investment Income (Loss)	(256)	163		1,025		7,929
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on Investments	7,632	257		1,685		15,539
Change in Unrealized Appreciation (Depreciation) on Investments	(3,049)	604		26,050		79,743
Net Realized and Unrealized Gain (Loss) on Investments	4,583	861		27,735		95,282
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,327	$1,024		$28,760		$103,211

(1)  Net of foreign taxes withheld. Total amount withheld for the TCW Diversified Value Fund and the TCW Dividend Focused Fund was $1 and $180, respectively.

(2)  Net of broker fees.

(3)  Amount rounds to less than $1.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Operations (Unaudited)  Six Months Ended April 30, 2006

	TCW Equities Fund	TCW Focused Equities Fund		TCW Growth Equities Fund		TCW Growth Insights Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends (1)	$903	$139		$31		$4
Interest	23	9		9		1
Net Security Lending Income (2)	2	—		—		—
Total	928	148		40		5
Expenses:
Management Fees	265	48		139		6
Accounting Service Fees	10	2		3		—
Administration Fees	20	5		8		2
Transfer Agent Fees:
I Class	6	3		5		—
N Class	7	4		4		3
K Class	4	—		—		—
Custodian Fees	6	6		7		3
Professional Fees	16	5		14		7
Directors' Fees & Expenses	7	7		7		7
Registration Fees:
I Class	11	1		4		—
N Class	6	8		—	(3)	—
K Class	1	—		—		—
Distribution Fees: (See Note 6)
N Class	7	18		—		2
Compliance Expense	1	—	(3)	1		— (3)
Other	13	2		4		1
Total	380	109		196		31
Less Expenses Borne by Investment Advisor:
I Class	—	4		—		—
N Class	—	3		4		20
K Class	5	—		—		—
Net Expenses	375	102		192		11
Net Investment Income (Loss)	553	46		(152)		(6)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on Investments	7,004	(77)		681		74
Change in Unrealized Appreciation (Depreciation) on Investments	7,054	2,220		2,700		(6)
Net Realized and Unrealized Gain (Loss) on Investments	14,058	2,143		3,381		68
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,611	$2,189		$3,229		$62

(1)  Net of foreign taxes withheld. Total amount withheld for the TCW Equities Fund and the TCW Focused Equities Fund was $8 and $3, respectively. Total amount withheld for the TCW Growth Equities Fund and the TCW Growth Insights Fund was less than $1 for each fund.

(2)  Net of broker fees.

(3)  Amount rounds to less than $1.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Operations (Unaudited)  Six Months Ended April 30, 2006

	TCW Large Cap Core Fund		TCW Large Cap Flexible Growth Fund (4)		TCW Opportunity Fund	TCW Select Equities Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$121	(1)	$7	(1)	$287	$5,738
Interest	3		1		96	1,019
Net Security Lending Income (2)	—		—		35	146
Total	124		8		418	6,903
Expenses:
Management Fees	40		6		427	16,320
Accounting Service Fees	3		1		10	315
Administration Fees	6		2		20	523
Administrative Services Fees: (See Note 6)
K Class	—		—		7	4
Transfer Agent Fees:
I Class	4		2		8	549
N Class	3		2		27	445
K Class	—		—		4	4
Custodian Fees	7		3		8	42
Professional Fees	9		6		16	77
Directors' Fees & Expenses	7		3		7	7
Registration Fees:
I Class	—	(3)	—	(3)	9	22
N Class	—		—		7	13
K Class	—		—		6	7
Distribution Fees: (See Note 6)
N Class	5		1		73	1,467
K Class	—		—		4	2
Compliance Expense	—	(3)	—		2	62
Other	2		1		16	821
Total	86		27		651	20,680
Less Expenses Borne by Investment Advisor:
I Class	—		8		—	—
N Class	—		7		—	—
K Class	—		—		11	10
Net Expenses	86		12		640	20,670
Net Investment Income (Loss)	38		(4)		(222)	(13,767)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on Investments	703		(2)		5,419	280,239
Change in Unrealized Appreciation (Depreciation) on Investments	776		116		13,134	(145,589)
Net Realized and Unrealized Gain (Loss) on Investments	1,479		114		18,553	134,650
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,517		$110		$18,331	$120,883

(1)  Net of foreign taxes withheld. Total amount withheld for the TCW Large Cap Core Fund and TCW Large Cap Flexible Growth Fund was less than $1 for each fund.

(2)  Net of broker fees.

(3)  Amounts rounds to less than $1.

(4)  For the period February 6, 2006 (commencement of operations) through April 30, 2006.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Operations (Unaudited)  Six Months Ended April 30, 2006

	TCW Small Cap Growth Fund		TCW Value Added Fund		TCW Value Opportunities Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$36		$80	(1)	$6,732
Interest	256		4		366
Net Security Lending Income (2)	21		3		52
Total	313		87		7,150
Expenses:
Management Fees	305		143		4,592
Accounting Service Fees	7		5		86
Administration Fees	18		18		149
Administrative Services Fees: (See Note 6)
K Class	—		—		11
Transfer Agent Fees:
I Class	7		7		86
N Class	29		3		117
K Class	2		3		4
Custodian Fees	14		43		19
Professional Fees	15		15		31
Directors' Fees & Expenses	7		7		7
Registration Fees:
I Class	11		8		16
N Class	6		—	(3)	6
K Class	—	(3)	1		6
Distribution Fees: (See Note 6)
N Class	42		—		275
K Class	—		—		6
Compliance Expense	1		—	(3)	19
Other	22		7		193
Total	486		260		5,623
Less Expenses Borne by Investment Advisor:
I Class	—		26		—
N Class	12		4		—
K Class	2		4		8
Net Expenses	472		226		5,615
Net Investment Income (Loss)	(159)		(139)		1,535
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain on Investments	7,048		2,788		80,192
Change in Unrealized Appreciation on Investments	5,542		3,431		122,046
Net Realized and Unrealized Gain on Investments	12,590		6,219		202,238
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,431		$6,080		$203,773

(1)  Net of foreign taxes withheld. Total amount withheld for the TCW Value Added Fund was less than $1.

(2)  Net of broker fees.

(3)  Amount rounds to less than $1.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Aggressive Growth Equities Fund		TCW Convertible Securities Fund
	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$(256)	$(668)	$163	$330
Net Realized Gain on Investments	7,632	30,750	257	2,118
Change in Unrealized Appreciation (Depreciation) on Investments	(3,049)	(28,199)	604	(1,783)
Increase in Net Assets Resulting from Operations	4,327	1,883	1,024	665
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	—	—	(315)	(410)
NET CAPITAL SHARE TRANSACTIONS
I Class	(10,147)	(38,022)	6,651	(545)
N Class	(3,998)	(12,118)	—	—
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	(14,145)	(50,140)	6,651	(545)
Increase (Decrease) in Net Assets	(9,818)	(48,257)	7,360	(290)
NET ASSETS
Beginning of Period	42,036	90,293	18,761	19,051
End of Period	$32,218	$42,036	$26,121	$18,761
UNDISTRIBUTED NET INVESTMENT INCOME	$(256)	$—	$(39)	$113

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Diversified Value Fund		TCW Dividend Focused Fund			TCW Equities Fund
	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$1,025	$403	$7,929		$7,707	$553	$755
Net Realized Gain on Investments	1,685	3,896	15,539		5,698	7,004	17,197
Change in Unrealized Appreciation (Depreciation) on Investments	26,050	3,347	79,743		8,757	7,054	(5,747)
Increase in Net Assets Resulting from Operations	28,760	7,646	103,211		22,162	14,611	12,205
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(639)	(106)	(898)		(512)	(828)	(857)
N Class	(5)	(33)	(5,605)		(8,773)	—	(30)
Distributions from Net Realized Gain:
I Class	(3,233)	(549)	(382)		(39)	—	—
N Class	(669)	(289)	(3,224)		(2,161)	—	—
Total Distributions to Shareholders	(4,546)	(977)	(10,109)		(11,485)	(828)	(887)
NET CAPITAL SHARE TRANSACTIONS
I Class	207,343	84,678	59,199		51,624 (1)	(13,252)	(35,044)
N Class	9,722	19,398	80,501		601,958	(6,827)	3,327
K Class	—	—	—	(2)(3)	—	—	—
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	217,065	104,076	139,700		653,582	(20,079)	(31,717)
Increase (Decrease) in Net Assets	241,279	110,745	232,802		664,259	(6,296)	(20,399)
NET ASSETS
Beginning of Period	154,567	43,822	878,752		214,493	104,426	124,825
End of Period	$395,846	$154,567	$1,111,554		$878,752	$98,130	$104,426
UNDISTRIBUTED NET INVESTMENT INCOME	$645	$264	$1,671		$245	$214	$489

(1)  For the period November 1, 2004 (commencement of offering of I Class shares) through October 31, 2005.

(2)  Amount rounds to less than $1.

(3)  For the period December 30, 2005 (commencement of offering of K Class shares) through April 30, 2006.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Focused Equities Fund		TCW Growth Equities Fund		TCW Growth Insights Fund
	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$46	$1	$(152)	$(215)	$(6)	$(15)
Net Realized Gain (Loss) on Investments	(77)	79	681	(238)	74	217
Change in Unrealized Appreciation (Depreciation) on Investments	2,220	156	2,700	3,811	(6)	(79)
Increase in Net Assets Resulting from Operations	2,189	236	3,229	3,358	62	123
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
N Class	(10)	—	—	—	—	—
Distributions from Net Realized Gain:
N Class	(14)	—	—	—	—	—
Total Distributions to Shareholders	(24)	—	—	—	—	—
NET CAPITAL SHARE TRANSACTIONS
I Class	1,030	1	(1,285)	10,000	—	—
N Class	20,238	62	—	—	—	(174)
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	21,268	63	(1,285)	10,000	—	(174)
Increase (Decrease) in Net Assets	23,433	299	1,944	13,358	62	(51)
NET ASSETS
Beginning of Period	2,251	1,952	24,925	11,567	1,235	1,286
End of Period	$25,684	$2,251	$26,869	$24,925	$1,297	$1,235
UNDISTRIBUTED NET INVESTMENT INCOME	$37	$1	$(152)	$—	$(6)	$—

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Large Cap Core Fund		TCW Large Cap Flexible Growth Fund
	Six Months Ended April 30, 2006 (Unaudited)	November 1, 2004 (Commencement of Operations) through October 31, 2005	February 6, 2006 (Commencement of Operations) through April 30, 2006 (Unaudited)
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$38	$3	$(4)
Net Realized Gain (Loss) on Investments	703	49	(2)
Change in Unrealized Appreciation on Investments	776	836	116
Increase in Net Assets Resulting from Operations	1,517	888	110
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(9)	(1)	—
N Class	(6)	(1)	—
Distributions from Net Realized Gain:
I Class	(28)	—	—
N Class	(21)	—	—
Total Distributions to Shareholders	(64)	(2)	—
NET CAPITAL SHARE TRANSACTIONS
I Class	7,525	5,001	2,361
N Class	(1,974)	5,001	1,500
Increase in Net Assets Resulting from Net Capital Share Transactions	5,551	10,002	3,861
Increase in Net Assets	7,004	10,888	3,971
NET ASSETS
Beginning of Period	10,888	—	—
End of Period	$17,892	$10,888	$3,971
UNDISTRIBUTED NET INVESTMENT INCOME	$24	$1	$(4)

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Opportunity Fund		TCW Select Equities Fund
	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
	Dollar Amounts in Thousands
OPERATIONS
Net Investment (Loss)	$(222)	$(336)	$(13,767)	$(27,652)
Net Realized Gain on Investments	5,419	4,626	280,239	66,512
Change in Unrealized Appreciation (Depreciation) on Investments	13,134	2,226	(145,589)	305,122
Increase in Net Assets Resulting from Operations	18,331	6,516	120,883	343,982
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Realized Gain:
I Class	(1,395)	(1,982)	—	—
N Class	(2,515)	(2,594)	—	—
K Class	(110)	(17)	—	—
Total Distributions to Shareholders	(4,020)	(4,593)	—	—
NET CAPITAL SHARE TRANSACTIONS
I Class	70	2,098	(106,605)	273,843
N Class	(1,930)	15,564	(4,755)	(141,624)
K Class	1,614	2,099	772	1,064
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	(246)	19,761	(110,588)	133,283
Increase in Net Assets	14,065	21,684	10,295	477,265
NET ASSETS
Beginning of Period	86,455	64,771	4,211,667	3,734,402
End of Period	$100,520	$86,455	$4,221,962	$4,211,667
UNDISTRIBUTED NET INVESTMENT INCOME	$(159)	$63	$(13,090)	$677

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Small Cap Growth Fund		TCW Value Added Fund		TCW Value Opportunities Fund
	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$(159)	$(1,069)	$(139)	$(231)	$1,535	$(343)
Net Realized Gain on Investments	7,048	42,613	2,788	1,955	80,192	105,011
Change in Unrealized Appreciation (Depreciation) on Investments	5,542	(29,147)	3,431	(146)	122,046	(15,399)
Increase in Net Assets Resulting from Operations	12,431	12,397	6,080	1,578	203,773	89,269
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	—	—	—	—	(1,634)	—
Distributions from Net Realized Gain:
I Class	—	—	(1,902)	(3,709)	(67,136)	(11,940)
N Class	—	—	—	—	(15,759)	(4,227)
K Class	—	—	—	—	(293)	(9)
Total Distributions to Shareholders	—	—	(1,902)	(3,709)	(84,822)	(16,176)
NET CAPITAL SHARE TRANSACTIONS
I Class	(2,593)	(37,706)	(1,655)	(5,000)	(92,321)	411
N Class	2,453	(55,663)	—	—	(28,593)	(111,500)
K Class	—	—	—	—	3,257	2,220
(Decrease) in Net Assets Resulting from Net Capital Share Transactions	(140)	(93,369)	(1,655)	(5,000)	(117,657)	(108,869)
Increase (Decrease) in Net Assets	12,291	(80,972)	2,523	(7,131)	1,294	(35,776)
NET ASSETS
Beginning of Period	58,498	139,470	28,478	35,609	1,121,167	1,156,943
End of Period	$70,789	$58,498	$31,001	$28,478	$1,122,461	$1,121,167
UNDISTRIBUTED NET INVESTMENT INCOME	$(159)	$—	$(139)	$—	$(99)	$—

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)

Note 1 — Organization

TCW Funds, Inc. (formerly TCW Galileo Funds, Inc.), a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, that currently offers a selection of 24 no-load mutual funds known as the TCW Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the Funds that are covered in this report:

TCW Fund	Investment Objective
Convertible Securities Fund

TCW Convertible Securities Fund	Seeks high total return from current income and capital appreciation by investing in convertible securities.

Non-Diversified U.S. Equity Funds

TCW Aggressive Growth Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies that appear to offer above average growth prospects.

TCW Equities Fund	Seeks long-term capital appreciation by investing in equity securities of large capitalization value companies.

TCW Focused Equities Fund	Seeks long-term capital appreciation by investing in equity securities of 20 to 50 large capitalization value companies.

TCW Growth Equities Fund	Seeks long-term capital appreciation by investing in equity securities of emerging growth companies.

TCW Growth Insights Fund	Seeks long-term capital appreciation by investing in equity securities issued by companies that are believed to have superior growth prospects.

TCW Large Cap Core Fund	Seeks long-term total return by investing in equity securities of large cap growth and value companies.

TCW Large Cap Flexible Growth Fund	Seeks long-term capital appreciation by investing in the equity securities of 35 to 50 large capitilization companies.

TCW Select Equities Fund	Seeks long-term capital appreciation by investing in common stocks of large capitalization companies.

TCW Small Cap Growth Fund	Seeks long-term capital appreciation by investing in equity securities issued by smaller capitalization growth companies.

TCW Value Added Fund	Seeks long-term capital appreciation by investing in equity securities issued by small capitalization value companies.

TCW Value Opportunities Fund	Seeks long-term capital appreciation by investing in equity securities issued by mid-cap value companies.

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TCW Funds, Inc.

  April 30, 2006

TCW Fund	Investment Objective
Diversified U.S. Equity Funds

TCW Diversified Value Fund	Seeks capital appreciation by investing in equity securities of large capitalization companies.

TCW Dividend Focused Fund	Seeks high level of dividend income by investing in equity securities of issuers which pay dividends.

TCW Opportunity Fund	Seeks capital appreciation by investing in equity securities of small capitalization companies.

The TCW Dividend Focused Fund, the TCW Equities Fund, the TCW Opportunity Fund, the TCW Select Equities Fund, the TCW Value Added Fund, and the TCW Value Opportunities Fund offer three classes of shares: I Class, N Class, and K Class. The TCW Aggressive Growth Equities Fund, the TCW Diversified Value Fund, the TCW Focused Equities Fund, the TCW Growth Equities Fund, the TCW Large Cap Core Fund, the TCW Large Cap Flexible Growth Fund, and the TCW Small Cap Growth Fund offer two classes of shares: I Class and N Class. The TCW Convertible Securities Fund only offers I Class shares. The TCW Growth Insights Fund only offers N Class shares. The Classes are substantially the same except that the N Class shares are subject to a distribution fee and the K Class shares are subject to a distribution fee and an administrative services fee. I Class shares are not subject to these fees.

Effective January 3, 2006, the TCW Dividend Focused Fund began offering K Class shares.

Effective January 23, 2006, the TCW Aggressive Growth Fund Equities and TCW Small Cap Growth Fund no longer offer the K Class shares, which were subsequently liquidated.

On February 6, 2006, TCW Large Cap Flexible Growth Fund began operations offering I and N Class shares.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The Net Asset Value of each Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares on each business day as of 1:00 p.m. Pacific Standard/Daylight Time.

Security Valuations: Securities listed or traded on the New York, American, or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Premiums and discounts on securities purchased are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which it invests. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization, and/or retention of the collateral may be subject to legal proceedings.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no written options for the six months ended April 30, 2006.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

At April 30, 2006, the TCW Core Fixed Income Fund has two open currency options which are stated on the Schedule of Investments. These options are marked to market daily and the resultant gain or loss is shown on the Statement of Assets and Liabilities.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution and administrative services fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and

U.S. EQUITIES

TCW Funds, Inc.

  April 30, 2006

expenses will result in differences in net investment income and therefore, the payment of different per share dividends by each class.

Dividends and Distributions: Distributions to shareholders are recorded on the ex-dividend date. The TCW Convertible Securities Fund and the TCW Dividend Focused Fund declare and pay, or reinvest, dividends from net investment income quarterly. The other equity Funds declare and pay, or reinvest, dividends from net investment income annually. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations, and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at April 30, 2006. The loans were collateralized with cash which were invested in short-term instruments. Income from these investments, net of broker fees, is shown on the Statement of Operations (amounts in thousands).

	Market Value of Loaned Securities	Collateral Value
TCW Aggressive Growth Equities Fund	$6,931	$7,160
TCW Convertible Securities Fund	1,807	1,855
TCW Diversified Value Fund	35,884	37,034
TCW Dividend Focused Fund	144,241	149,040
TCW Equities Fund	6,515	6,643
TCW Opportunity Fund	17,714	18,650
TCW Select Equities Fund	470,637	479,660
TCW Small Cap Growth Fund	14,323	14,735
TCW Value Added Fund	2,981	3,125
TCW Value Opportunities Fund	169,764	174,311

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Federal Income Taxes

It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2006, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Aggressive Growth Equities Fund	TCW Convertible Securities Fund	TCW Diversified Value Fund	TCW Dividend Focused Fund
Unrealized Appreciation	$9,159	$1,706	$35,189	$124,942
Unrealized (Depreciation)	(948)	(1,034)	(4,298)	(25,830)
Net Unrealized Appreciation	$8,211	$672	$30,891	$99,112
Cost of Investments for Federal Income Tax Purposes	$31,188	$27,212	$400,039	$1,175,000
	TCW Equities Fund	TCW Focused Equities Fund	TCW Growth Equities Fund	TCW Growth Insights Fund
Unrealized Appreciation	$23,929	$2,708	$7,147	$222
Unrealized (Depreciation)	(1,019)	(152)	(384)	(36)
Net Unrealized Appreciation	$22,910	$2,565	$6,763	$186
Cost of Investments for Federal Income Tax Purposes	$81,783	$23,111	$20,527	$1,132
	TCW Large Cap Core Fund	TCW Large Cap Flexible Growth Fund	TCW Opportunity Fund	TCW Select Equities Fund
Unrealized Appreciation	$1,881	$243	$26,889	$1,008,788
Unrealized (Depreciation)	(312)	(127)	(1,322)	(159,387)
Net Unrealized Appreciation	$1,569	$116	$25,567	$849,401
Cost of Investments for Federal Income Tax Purposes	$16,420	$3,906	$93,199	$3,849,646

	TCW Small Cap Growth Fund	TCW Value Added Fund	TCW Value Opportunities Fund
Unrealized Appreciation	$17,850	$5,149	$203,550
Unrealized (Depreciation)	(1,925)	(522)	(20,729)
Net Unrealized Appreciation	$15,925	$4,627	$182,821
Cost of Investments for Federal Income Tax Purposes	$70,530	$29,315	$1,109,470

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TCW Funds, Inc.

  April 30, 2006

Note 5 — Fund Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished, and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Aggressive Growth Equities Fund	1.00%
TCW Convertible Securities Fund	0.75%
TCW Diversified Value Fund	0.75%
TCW Dividend Focused Fund	0.75%
TCW Equities Fund	0.55%
TCW Focused Equities Fund	0.65%
TCW Growth Equities Fund	1.00%
TCW Growth Insights Fund	0.90%
TCW Large Cap Core Fund	0.55%
TCW Large Cap Flexible Growth Fund	0.65%
TCW Opportunity Fund	0.90%
TCW Select Equities Fund	0.75%
TCW Small Cap Growth Fund	1.00%
TCW Value Added Fund	1.00%
TCW Value Opportunities Fund	0.80%

In addition to the management fees, the Funds reimburse, with approval by the Funds' Board of Directors, the Advisor costs associated in support of the Funds' Rule 38a-1 compliance obligations. These amounts are allocated to each Fund based on the net management fees paid and is included in the Statement of Operations.

The operating expenses for I and N Classes are limited to the average of the total expense ratios as reported by Lipper, Inc. ("Lipper Average") for each fund's respective investment objective, which is subject to change on a monthly basis. The operating expenses for the K Class are limited to the Lipper Average plus 0.25% of the class net assets. This expense limitation is voluntary and is terminable on a six months notice. At April 30, 2006, the average expense ratios reported by Lipper, Inc. as they relate to each fund were:

TCW Aggressive Growth Equities Fund	1.62%
TCW Convertible Securities Fund	1.50%
TCW Diversified Value Fund	1.35%
TCW Dividend Focused Fund	1.36%
TCW Equities Fund	1.39%
TCW Focused Equities Fund	1.39%
TCW Growth Equities Fund	1.62%
TCW Growth Insights Fund	1.62%
TCW Large Cap Core Fund	1.45%
TCW Large Cap Flexible Growth Fund	1.45%
TCW Opportunity Fund	1.52%
TCW Select Equities Fund	1.45%
TCW Small Cap Growth Fund	1.67%
TCW Value Added Fund	1.57%
TCW Value Opportunities Fund	1.46%

The amount borne by the Advisor when the operating expenses of a fund are in excess of the Lipper Average cannot be recaptured in the subsequent fiscal years. The advisor can recapture expenses only within a given fiscal year for that year's operating expenses.

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 6 — Distribution Plan

TCW Brokerage Services ("Distributor"), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Company's shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class and K Class shares of each fund. Under the terms of the plan, each fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the fund attributable to its N Class and K Class shares for distribution and related services.

The K Class shares are also subject to an administrative services fee. The Distributor receives an administrative services fee at an annual rate of up to 0.50% of the average daily net assets of the class for procuring recordkeeping, subaccounting, and other administrative services to investors of the class. The Distributor expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers.

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 2006, were as follows (amounts in thousands):

	TCW Aggressive Growth Equities Fund	TCW Convertible Securities Fund	TCW Diversified Value Fund	TCW Dividend Focused Fund
Purchases at Cost	$7,567	$17,824	$218,465	$320,354
Sales Proceeds	$21,904	$11,780	$26,057	$124,476
	TCW Equities Fund	TCW Focused Equities Fund	TCW Growth Equities Fund	TCW Growth Insights Fund
Purchases at Cost	$16,257	$22,699	$9,961	$312
Sales Proceeds	$31,532	$1,936	$11,381	$412
	TCW Large Cap Core Fund	TCW Large Cap Flexible Growth Fund	TCW Opportunity Fund	TCW Select Equities Fund
Purchases at Cost	$10,015	$4,083	$18,663	$839,938
Sales Proceeds	$4,781	$294	$29,318	$963,697

	TCW Small Cap Growth Fund	TCW Value Added Fund	TCW Value Opportunities Fund
Purchases at Cost	$30,371	$11,030	$304,253
Sales Proceeds	$32,997	$15,187	$525,845

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2006.

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TCW Funds, Inc.

  April 30, 2006

Note 8 — Capital Share Transactions

The Company's Articles of Incorporation permit the Board of Directors to issue one hundred sixty-two billion shares of capital stock with a par value of $0.001 per share. Transactions in each fund's shares were as follows:

TCW Aggressive Growth Equities Fund	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	72,704	$982	246,258	$3,005
Shares Redeemed	(809,064)	(11,129)	(3,372,825)	(41,027)
Net (Decrease)	(736,360)	$(10,147)	(3,126,567)	$(38,022)
TCW Aggressive Growth Equities Fund	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	149,295	$1,999	841,413	$10,134
Shares Redeemed	(443,649)	(5,997)	(1,842,316)	(22,252)
Net (Decrease)	(294,354)	$(3,998)	(1,000,903)	$(12,118)
TCW Aggressive Growth Equities Fund	November 1, 2005 through January 23, 2006 (2) (Unaudited)		Year Ended October 31, 2005
K Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Redeemed	(13)	$— (1)	—	$—
Net Increase (Decrease)	(13)	$— (1)	—	$—

(1)  Amount rounds to less than $1.

(2)  Liquidation date of the Class shares. See Note 1.

TCW Convertible Securities Fund	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,240,179	$11,072	639,243	$5,735
Shares Issued upon Reinvestment of Dividends	32,373	283	41,981	367
Shares Redeemed	(528,926)	(4,704)	(760,564)	(6,647)
Net Increase (Decrease)	743,626	$6,651	(79,340)	$(545)
TCW Diversified Value Fund	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	14,745,478	$214,592	6,767,349	$93,093
Shares Issued upon Reinvestment of Dividends	271,273	3,801	45,624	601
Shares Redeemed	(761,076)	(11,050)	(660,325)	(9,016)
Net Increase	14,255,675	$207,343	6,152,648	$84,678

U.S. EQUITIES

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW Diversified Value Fund	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,703,853	$24,606	2,025,614	$26,921
Shares Issued upon Reinvestment of Dividends	44,180	618	22,583	297
Shares Redeemed	(1,069,071)	(15,502)	(577,846)	(7,820)
Net Increase	678,962	$9,722	1,470,351	$19,398
TCW Dividend Focused Fund	Six Months Ended April 30, 2006 (Unaudited)		November 1, 2004 (Commencement of Offering of I Class Shares) through October 31, 2005
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	6,120,662	$71,188	4,930,542	$55,881
Shares Issued upon Reinvestment of Dividends	107,634	1,267	47,509	544
Shares Redeemed	(1,111,533)	(13,256)	(420,039)	(4,801)
Net Increase	5,116,763	$59,199	4,558,012	$51,624
TCW Dividend Focused Fund	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	20,679,437	$244,735	63,873,945	$726,668
Shares Issued upon Reinvestment of Dividends	675,843	7,931	868,374	9,916
Shares Redeemed	(14,518,214)	(172,165)	(11,831,395)	(134,626)
Net Increase	6,837,066	$80,501	52,910,924	$601,958

TCW Dividend Focused Fund	January 3, 2006 (Commencement of Offering of K Class Shares) through April 30, 2006 (Unaudited)
K Class	Shares	Amount (in thousands)
Shares Sold	9	$—	(1)
Net Increase	9	$—	(1)

(1)  Amount rounds to less than $1.

U.S. EQUITIES

TCW Funds, Inc.

  April 30, 2006

TCW Equities Fund	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	304,501	$4,847	1,903,030	$28,212
Shares Issued upon Reinvestment of Dividends	37,142	578	42,676	601
Shares Redeemed	(1,167,314)	(18,677)	(4,366,615)	(63,857)
Net (Decrease)	(825,671)	$(13,252)	(2,420,909)	$(35,044)
TCW Equities Fund	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	75,537	$1,197	359,062	$5,177
Shares Issued upon Reinvestment of Dividends	—	—	2,044	29
Shares Redeemed	(510,521)	(8,024)	(128,906)	(1,879)
Net Increase (Decrease)	(434,984)	$(6,827)	232,200	$3,327
TCW Focused Equities Fund	Six Months Ended April 30, 2006 (Unaudited)		November 1, 2004 (Commencement of Offering of I Class Shares) through October 31, 2005
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	75,217	$1,031	5,223	$64
Shares Redeemed	(73)	(1)	(5,214)	(63)
Net Increase	75,144	$1,030	9	$1
TCW Focused Equities Fund	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,545,920	$20,221	5,241	$62
Shares Issued upon Reinvestment of Dividends	1,892	24	—	—
Shares Redeemed	(485)	(7)	—	—
Net Increase	1,547,327	$20,238	5,241	$62
TCW Growth Equities Fund	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	330,346	$4,168	1,328,175	$13,192
Shares Redeemed	(421,572)	(5,453)	(312,045)	(3,192)
Net Increase (Decrease)	(91,226)	$(1,285)	1,016,130	$10,000

U.S. EQUITIES

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW Growth Insights Fund	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	1,004	$7
Shares Redeemed	—	—	(28,051)	(181)
Net (Decrease)	—	$—	(27,047)	$(174)
TCW Large Cap Core Fund	Six Months Ended April 30, 2006 (Unaudited)		November 1, 2004 (Commencement of Operations) through October 31, 2005
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	655,688	$7,736	489,453	$5,000
Shares Issued upon Reinvestment of Dividends	3,274	37	122	1
Shares Redeemed	(20,834)	(248)	—	—
Net Increase	638,128	$7,525	489,575	$5,001
TCW Large Cap Core Fund	Six Months Ended April 30, 2006 (Unaudited)		November 1, 2004 (Commencement of Operations) through October 31, 2005
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	489,453	$5,000
Shares Issued upon Reinvestment of Dividends	2,285	26	122	1
Shares Redeemed	(165,975)	(2,000)	—	—
Net Increase (Decrease)	(163,690)	$(1,974)	489,575	$5,001

TCW Large Cap Flexible Growth Fund	February 6, 2006 (Commencement of Operations) through April 30, 2006 (Unaudited)
I Class	Shares	Amount (in thousands)
Shares Sold	117,971	$2,361
Net Increase	117,971	$2,361

U.S. EQUITIES

TCW Funds, Inc.

  April 30, 2006

TCW Large Cap Flexible Growth Fund	February 6, 2006 (Commencement of Operations) through April 30, 2006 (Unaudited)
N Class	Shares	Amount (in thousands)
Shares Sold	75,000	$1,500
Net Increase	75,000	$1,500

TCW Opportunity Fund	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	375,252	$5,659	1,030,925	$14,265
Shares Issued upon Reinvestment of Dividends	88,263	1,232	136,077	1,840
Shares Redeemed	(458,299)	(6,821)	(1,008,286)	(14,007)
Net Increase	5,216	$70	158,716	$2,098
TCW Opportunity Fund	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	840,698	$12,698	1,730,250	$22,987
Shares Issued upon Reinvestment of Dividends	163,002	2,249	172,204	2,311
Shares Redeemed	(1,111,862)	(16,877)	(723,866)	(9,734)
Net Increase (Decrease)	(108,162)	$(1,930)	1,178,588	$15,564
TCW Opportunity Fund	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
K Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	131,362	$2,013	215,231	$2,926
Shares Issued upon Reinvestment of Dividends	7,846	109	1,234	17
Shares Redeemed	(33,464)	(508)	(61,721)	(844)
Net Increase	105,744	$1,614	154,744	$2,099
TCW Select Equities Fund	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	18,661,161	$378,760	64,936,874	$1,199,212
Shares Redeemed	(24,036,113)	(485,365)	(49,885,216)	(925,369)
Net Increase (Decrease)	(5,374,952)	$(106,605)	15,051,658	$273,843

U.S. EQUITIES

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW Select Equities Fund	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	14,720,853	$289,597	27,094,643	$491,097
Shares Redeemed	(14,725,669)	(294,352)	(35,183,920)	(632,721)
Net (Decrease)	(4,816)	$(4,755)	(8,089,277)	$(141,624)
TCW Select Equities Fund	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
K Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	90,877	$1,824	68,968	$1,242
Shares Redeemed	(52,609)	(1,052)	(9,678)	(178)
Net Increase	38,268	$772	59,290	$1,064
TCW Small Cap Growth Fund	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	186,001	$3,579	505,355	$7,746
Shares Redeemed	(332,629)	(6,172)	(2,978,425)	(45,452)
Net (Decrease)	(146,628)	$(2,593)	(2,473,070)	$(37,706)
TCW Small Cap Growth Fund	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	498,499	$9,531	685,692	$10,558
Shares Redeemed	(396,994)	(7,078)	(4,221,835)	(66,221)
Net Increase (Decrease)	101,505	$2,453	(3,536,143)	$(55,663)
TCW Small Cap Growth Fund	November 1, 2005 through January 23, 2006 (2) (Unaudited)		Year Ended October 31, 2005
K Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Redeemed	(10)	$— (1)	—	$—
Net (Decrease)	(10)	$— (1)	—	$—

(1)  Amount rounds to less than $1.

(2)  Liquidation date of the Class shares. See Note 1.

U.S. EQUITIES

TCW Funds, Inc.

  April 30, 2006

TCW Value Added Fund	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	133,903	$1,874	395,002	$5,181
Shares Issued upon Reinvestment of Dividends	147,944	1,876	265,221	3,615
Shares Redeemed	(394,814)	(5,405)	(1,042,469)	(13,796)
Net (Decrease)	(112,967)	$(1,655)	(382,246)	$(5,000)
TCW Value Opportunities Fund	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	4,098,711	$95,980	14,697,234	$328,858
Shares Issued upon Reinvestment of Dividends	2,857,899	62,902	499,367	10,967
Shares Redeemed	(10,692,171)	(251,203)	(15,232,562)	(339,414)
Net Increase (Decrease)	(3,735,561)	$(92,321)	(35,961)	$411
TCW Value Opportunities Fund	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,156,568	$26,768	3,270,275	$71,848
Shares Issued upon Reinvestment of Dividends	708,929	15,370	190,580	4,135
Shares Redeemed	(3,054,866)	(70,731)	(8,532,120)	(187,483)
Net (Decrease)	(1,189,369)	$(28,593)	(5,071,265)	$(111,500)
TCW Value Opportunities Fund	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
K Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	151,179	$3,519	121,575	$2,717
Shares Issued upon Reinvestment of Dividends	13,464	293	401	9
Shares Redeemed	(23,760)	(555)	(22,960)	(506)
Net Increase	140,883	$3,257	99,016	$2,220

There were no transactions in the TCW Equities Fund — K Class, TCW Growth Equities Fund — N Class, and the TCW Value Added Fund — N and K Class shares during the six months ended April 30, 2006 and the year ended October 31, 2005.

U.S. EQUITIES

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at April 30, 2006.

Note 10 — Subsequent Events

TCW Convertible Securities Fund will terminate on July 31, 2006. Remaining shareholders of the Fund will be redeemed out of the Fund using the net asset value on that date.

The Board of Directors approved the merger of the TCW Aggressive Growth Equities Fund into the TCW Growth Equities Fund. A Special Shareholders Meeting is scheduled for June 30, 2006 and if the merger proposal is approved the merger will be effective July 31, 2006.

TCW Aggressive Growth Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005	2004	2003	2002	2001
Net Asset Value per Share, Beginning of Period	$12.72		$12.18	$11.55	$7.80	$10.14	$28.11
Income (Loss) from Investment Operations:
Net Investment (Loss) (3)	(0.04)		(0.11)	(0.12)	(0.10)	(0.11)	(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	1.45		0.65	0.75	3.85	(2.23)	(16.92)
Total from Investment Operations	1.41		0.54	0.63	3.75	(2.34)	(17.05)
Less Distributions:
Distributions from Net Realized Gain	—		—	—	—	—	(0.92)
Net Asset Value per Share, End of Period	$14.13		$12.72	$12.18	$11.55	$7.80	$10.14
Total Return	11.08	% (2)	4.43%	5.45%	48.08%	(23.08)%	(62.42)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$19,673		$27,080	$64,007	$93,689	$60,328	$91,698
Ratio of Expenses to Average Net Assets	1.52	% (1)	1.35%	1.23%	1.25%	1.22%	1.18%
Ratio of Net Investment (Loss) to Average Net Assets	(1.33	)% (1)	(0.86)%	(0.98)%	(1.09)%	(1.06)%	(0.83)%
Portfolio Turnover Rate	20.24	% (2)	57.17%	22.78%	45.52%	20.92%	25.47%

(1)  Annualized.

(2)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

(3)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Aggressive Growth Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005		2004	2003	2002	2001
Net Asset Value per Share, Beginning of Period	$12.41		$11.92		$11.35	$7.69	$10.05	$28.01
Income (Loss) from Investment Operations:
Net Investment (Loss) (4)	(0.06)		(0.14)		(0.16)	(0.14)	(0.14)	(0.18)
Net Realized and Unrealized Gain (Loss) on Investments	1.43		0.63		0.73	3.80	(2.22)	(16.86)
Total from Investment Operations	1.37		0.49		0.57	3.66	(2.36)	(17.04)
Less Distributions:
Distributions from Net Realized Gain	—		—		—	—	—	(0.92)
Net Asset Value per Share, End of Period	$13.78		$12.41		$11.92	$11.35	$7.69	$10.05
Total Return	10.95	% (3)	4.20%		5.02%	47.60%	(23.41)%	(62.63)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$12,545		$14,956		$26,286	$47,211	$23,443	$23,018
Ratio of Expenses to Average Net Assets	1.64	% (1)(2)	1.67	% (2)	1.64%	1.66%	1.62%	1.57	% (2)
Ratio of Net Investment (Loss) to Average Net Assets	(1.45	)% (1)	(1.21)%		(1.39)%	(1.50)%	(1.46)%	(1.22)%
Portfolio Turnover Rate	20.24	% (3)	57.17%		22.78%	45.52%	20.92%	25.47%

(1)  Annualized.

(2)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months' notice. Had such action not been taken, total annualized operating expenses, as a percentage of net assets, would have been 1.98% for the six months ended April 30, 2006, and 1.86% and 1.57% (the reimbursement is less than 0.01%) for the years ended October 31, 2005 and 2001, respectively.

(3)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

(4)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Convertible Securities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005	2004	2003	2002 (2)	2001
Net Asset Value per Share, Beginning of Period	$8.65		$8.47	$8.31	$7.03	$8.98	$15.17
Income (Loss) from Investment Operations:
Net Investment Income (4)	0.06		0.13	0.18	0.31	0.44	0.44
Net Realized and Unrealized Gain (Loss) on Investments	0.39		0.20	0.23	1.33	(1.96)	(4.31)
Total from Investment Operations	0.45		0.33	0.41	1.64	(1.52)	(3.87)
Less Distributions:
Distributions from Net Investment Income	(0.13)		(0.15)	(0.25)	(0.36)	(0.43)	(0.48)
Distributions from Net Realized Gain	—		—	—	—	—	(1.84)
Total Distributions	(0.13)		(0.15)	(0.25)	(0.36)	(0.43)	(2.32)
Net Asset Value per Share, End of Period	$8.97		$8.65	$8.47	$8.31	$7.03	$8.98
Total Return	5.31	% (3)	3.81%	5.02%	23.92%	(17.54)%	(28.37)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$26,121		$18,761	$19,051	$34,658	$46,817	$51,388
Ratio of Expenses to Average Net Assets	1.24	% (1)	1.37%	1.31%	1.03%	1.11%	1.04%
Ratio of Net Investment Income to Average Net Assets	1.45	% (1)	1.46%	2.09%	4.02%	5.32%	4.05%
Portfolio Turnover Rate	53.37	% (3)	81.39%	46.43%	179.64%	146.10%	169.18%

(1)  Annualized.

(2)  The Fund has adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by less than $0.01, decrease net realized gains and losses per share by less than $0.01 and decrease the ratio of net investment income to average net assets from 5.37% to 5.32%. Per shares and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation

(3)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

(4)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Diversified Value Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005	January 2, 2004 (Commencement of Offering of I Class Shares) through October 31, 2004
Net Asset Value per Share, Beginning of Period	$13.85		$12.34	$11.27
Income from Investment Operations:
Net Investment Income (3)	0.06		0.09	0.01
Net Realized and Unrealized Gain on Investments	1.56		1.67	1.06
Total from Investment Operations	1.62		1.76	1.07
Less Distributions:
Distributions from Net Investment Income	(0.05)		(0.04)	—
Distributions from Net Realized Gain	(0.25)		(0.21)	—
Total Distributions	(0.30)		(0.25)	—
Net Asset Value per Share, End of Period	$15.17		$13.85	$12.34
Total Return	11.90	% (5)	14.33%	9.49	% (1)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$346,897		$119,319	$30,426
Ratio of Expenses to Average Net Assets	0.84	% (2)	1.01%	1.24	% (2)
Ratio of Net Investment Income to Average Net Assets	0.84	% (2)	0.63%	0.08	% (2)
Portfolio Turnover Rate	10.74	% (5)	34.74%	59.75	% (4)

(1)  For the period January 2, 2004 (Commencement of Offering of I Class Shares) through October 31, 2004, and not indicative of a full year's operating results.

(2)  Annualized.

(3)  Computed using average shares outstanding throughout the period.

(4)  Represents the Fund's turnover for the year ended October 31, 2004.

(5)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

See accompanying notes to financial statements.

TCW Diversified Value Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2006		Year Ended October 31,				December 1, 2001 through	Year Ended November 30,
	(Unaudited)		2005	2004		2003	October 31, 2002	2001 (6)	2000 (6)
Net Asset Value per Share, Beginning of Period	$13.78		$12.32	$10.61		$8.23	$10.16	$10.21	$9.31
Income (Loss) from Investment Operations:
Net Investment Income (Loss)	0.04	(5)	0.04 (5)	(0.01	) (5)	0.01 (5)	0.07 (5)	0.02	0.06
Net Realized and Unrealized Gain (Loss) on Investments	1.55		1.65	1.73		2.44	(1.99)	(0.04)	0.89
Total from Investment Operations	1.59		1.69	1.72		2.45	(1.92)	(0.02)	0.95
Less Distributions:
Distributions from Net Investment Income	0.00	(7)	(0.02)	(0.01)		(0.07)	(0.01)	(0.03)	(0.05)
Distributions from Net Realized Gain	(0.25)		(0.21)	—		—	—	—	—
Total Distributions	(0.25)		(0.23)	(0.01)		(0.07)	(0.01)	(0.03)	(0.05)
Net Asset Value per Share, End of Period	$15.12		$13.78	$12.32		$10.61	$8.23	$10.16	$10.21

Total Return	11.72	% (4)	13.81%		16.25%		29.99%		(18.87	)% (1)	(0.29)%		10.21%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$48,949		$35,248		$13,396		$7,729		$3,888		$5,098		$6,305
Ratio of Expenses to Average Net Assets	1.19	% (2)	1.40	% (3)	1.45	% (3)	1.34	% (3)	0.67	% (2)(3)	1.22	% (3)	1.22	% (3)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.53	% (2)	0.27%		(0.06)%		0.14%		0.76	% (2)	0.20%		0.51%
Portfolio Turnover Rate	10.74	% (4)	34.74%		59.75%		38.33%		32.26	% (1)	34.00%		83.00%

(1)  For the period December 1, 2001 through October 31, 2002, and not indicative of a full year's operating results.

(2)  Annualized.

(3)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. for the period beginning after January 1, 2003. For the period from December 17, 2001 (the merger date) through December 31, 2002, the operating expenses were limited to 0.67% of the Fund's average daily net assets as stipulated under the Merger Proxy Statement. For periods prior to December 17, 2001, the operating expenses were limited to 1.22% of the Fund's average daily net assets. The expense limitation is voluntary and is terminable on six months' notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.41%, 1.80% and 2.43% for the years ended October 31, 2005, 2004 and 2003, respectively, 3.21% for the period December 1, 2001 through October 31, 2002, 3.04% and 2.88% for the years ended November 30, 2001 and 2000, respectively.

(4)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

(5)  Computed using average shares outstanding throughout the period.

(6)  Reflects the A Class of the former SG Cowen Large Cap Value Fund adjusted for the exchange.

(7)  Amount rounds to less than $0.01.

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2006 (Unaudited)		November 1, 2004 (Commencement of Offering of I Class Shares) through October 31, 2005
Net Asset Value per Share, Beginning of Period	$11.32		$10.00
Income from Investment Operations:
Net Investment Income (2)	0.11		0.16
Net Realized and Unrealized Gain on Investments	1.11		1.42
Total from Investment Operations	1.22		1.58
Less Distributions:
Distributions from Net Investment Income	(0.10)		(0.18)
Distributions from Net Realized Gain	(0.04)		(0.08)
Total Distributions	(0.14)		(0.26)
Net Asset Value per Share, End of Period	$12.40		$11.32
Total Return	10.83	% (3)	9.73%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$119,958		$51,577
Ratio of Expenses to Average Net Assets	0.84	% (1)	1.02%
Ratio of Net Investment Income to Average Net Assets	1.85	% (1)	1.37%
Portfolio Turnover Rate	13.21	% (3)	31.50%

(1)  Annualized.

(2)  Computed using average shares outstanding for the period.

(3)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2006	Year Ended October 31,			December 1, 2001 through	Year Ended November 30,
	(Unaudited)	2005	2004	2003	October 31, 2002	2001 (6)	2000 (6)
Net Asset Value per Share, Beginning of Period	$11.30	$10.56	$10.12	$8.92	$10.63	$10.40	$8.35
Income (Loss) from Investment Operations:
Net Investment Income	0.09 (5)	0.14 (5)	0.09 (5)	0.10 (5)	0.11 (5)	0.10	0.13
Net Realized and Unrealized Gain (Loss) on Investments	1.11	0.86	1.27	2.13	(1.27)	0.58	2.44
Total from Investment Operations	1.20	1.00	1.36	2.23	(1.16)	0.68	2.57
Less Distributions:
Distributions from Net Investment Income	(0.07)	(0.18)	(0.10)	(0.12)	(0.11)	(0.12)	(0.15)
Distributions from Net Realized Gain	(0.04)	(0.08)	(0.82)	(0.91)	(0.44)	(0.33)	(0.37)
Total Distributions	(0.11)	(0.26)	(0.92)	(1.03)	(0.55)	(0.45)	(0.52)
Net Asset Value per Share, End of Period	$12.39	$11.30	$10.56	$10.12	$8.92	$10.63	$10.40

Total Return	10.71	% (4)	9.48%	14.36%	27.59%		(11.48	)% (1)	6.72%	33.04%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$991,596		$827,175	$214,493	$31,949		$26,718		$34,578	$34,657
Ratio of Expenses to Average Net Assets	1.15	% (2)	1.25%	1.33%	1.39	% (3)	1.15	% (2)(3)	1.43%	1.36%
Ratio of Net Investment Income to Average Net Assets	1.55	% (2)	1.27%	0.91%	1.13%		1.18	% (2)	0.98%	1.45%
Portfolio Turnover Rate	13.21	% (4)	31.50%	44.05%	33.22%		60.23	% (1)	1.00%	73.00%

(1)  For the period December 1, 2001 through October 31, 2002, and not indicative of a full year's operating results.

(2)  Annualized.

(3)  For the period from December 17, 2001 (the merger date) through December 31, 2002, the Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed 1.15% of the Fund's average daily net assets as stipulated under the Merger Proxy Statement. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.52% for the year ended October 31, 2003, and 1.53% for the period December 1, 2001 through October 31, 2002.

(4)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

(5)  Computed using average shares outstanding throughout the period.

(6)  Reflects the A Class of the former SG Cowen Income + Growth Fund adjusted for the exchange.

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Financial Highlights — K Class

	January 3, 2006 (Commencement of Offering of K Class Shares) through April 30, 2006 (Unaudited)
Net Asset Value per Share, Beginning of Period	$11.70
Income from Investment Operations:
Net Investment Income (5)	0.10
Net Realized and Unrealized Gain on Investments	0.64
Total from Investment Operations	0.74
Net Asset Value per Share, End of Period	$12.44
Total Return	7.15	% (1)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$—	(4)
Ratio of Expenses to Average Net Assets	1.62	% (2)(3)
Ratio of Net Investment Income to Average Net Assets	2.58	% (2)
Portfolio Turnover Rate	13.21	% (6)

(1)  For the period January 3, 2006 (Commencement of Offering of K Class Shares) through April 30, 2006, and not indicative of a full year's operating results.

(2)  Annualized.

(3)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. plus 0.25% of the Fund/Class average daily net assets. The expense limitation is voluntary and is terminable on six months' notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 8,296.46% for the period January 3, 2006 (Commencement of Offering of K Class Shares) through April 30, 2006.

(4)  Amount rounds to less that $1 (in thousands).

(5)  Computed using average shares outstanding throughout the period.

(6)  Represents the Fund's turnover for the six months ended April 30, 2006, and not indicative of a full year's operating results.

See accompanying notes to financial statements.

TCW Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005	2004	2003	2002	2001
Net Asset Value per Share, Beginning of Period	$15.00		$13.64	$12.09	$9.75	$10.99	$14.12
Income (Loss) from Investment Operations:
Net Investment Income (3)	0.09		0.11	0.10	0.08	0.09	0.08
Net Realized and Unrealized Gain (Loss) on Investments	2.25		1.38	1.52	2.36	(1.25)	(3.12)
Total from Investment Operations	2.34		1.49	1.62	2.44	(1.16)	(3.04)
Less Distributions:
Distributions from Net Investment Income	(0.14)		(0.13)	(0.07)	(0.10)	(0.08)	(0.09)
Net Asset Value per Share, End of Period	$17.20		$15.00	$13.64	$12.09	$9.75	$10.99
Total Return	15.70	% (2)	10.99%	13.40%	25.26%	(10.68)%	(21.62)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$93,004		$93,495	$118,025	$107,731	$112,716	$137,425
Ratio of Expenses to Average Net Assets	0.74	% (1)	0.77%	0.74%	0.79%	0.72%	0.72%
Ratio of Net Investment Income to Average Net Assets	1.17	% (1)	0.78%	0.77%	0.74%	0.80%	0.67%
Portfolio Turnover Rate	16.83	% (2)	32.31%	49.31%	60.52%	57.35%	82.83%

(1)  Annualized.

(2)  For the six months ended April 30, 2006, and not indicative of a full year's operating expense.

(3)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005		2004		2003		2002		2001
Net Asset Value per Share, Beginning of Period	$14.91		$13.57		$12.05		$9.72		$10.95		$14.10
Income (Loss) from Investment Operations:
Net Investment Income (5)	0.06		0.02		0.01		0.01		0.01		—	(4)
Net Realized and Unrealized Gain (Loss) on Investments	2.22		1.38		1.51		2.36		(1.24)		(3.12)
Total from Investment Operations	2.28		1.40		1.52		2.37		(1.23)		(3.12)
Less Distributions:
Distributions from Net Investment Income	—		(0.06)		—		(0.04)		—		(0.03)
Net Asset Value per Share, End of Period	$17.19		$14.91		$13.57		$12.05		$9.72		$10.95
Total Return	15.29	% (3)	10.32%		12.62%		24.48%		(11.23)%		(22.19)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$5,126		$10,931		$6,800		$3,916		$2,885		$2,631
Ratio of Expenses to Average Net Assets	1.37	% (1)	1.42	% (2)	1.42	% (2)	1.40	% (2)	1.38	% (2)	1.40	% (2)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.76	% (1)	0.12%		0.10%		0.07%		0.13%		(0.01)%
Portfolio Turnover Rate	16.83	% (3)	32.31%		49.31%		60.52%		57.35%		82.83%

(1)  Annualized.

(2)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months' notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.60%, 1.84%, 2.42%, 2.32%, and 1.90%, for the years ended October 31, 2005, 2004, 2003, 2002, and 2001, respectively.

(3)  For the six months ended April 30, 2006, and not indicative of a full year's operating expense.

(4)  Amount rounds to less than $0.01.

(5)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Equities Fund

Financial Highlights — K Class

	Six Months Ended April 30, 2006		Year Ended October 31,		November 1, 2002 (Commencement of Offering of K Class Shares) through
	(Unaudited)		2005	2004	October 31, 2003
Net Asset Value per Share, Beginning of Period	$15.19		$13.70	$12.09	$9.75
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (5)	0.05		0.10	0.10	(0.03)
Net Realized and Unrealized Gain on Investments	2.30		1.39	1.51	2.37
Total from Investment Operations	2.35		1.49	1.61	2.34
Net Asset Value per Share, End of Period	$17.54		$15.19	$13.70	$12.09
Total Return	15.47	% (3)	10.79%	13.32%	24.00%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands) (4)	$—		$—	$—	$—
Ratio of Expenses to Average Net Assets (2)	1.65	% (1)	1.67%	1.42%	1.40%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.67	% (1)	0.66%	0.76%	(0.24)%
Portfolio Turnover Rate	16.83	% (3)	32.31%	49.31%	60.52%

(1)  Annualized.

(2)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. plus 0.25% of the Fund/Class average daily net assets. The expense limitation is voluntary and is terminable on six months' notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 6,410.58% for the six months ended April 30, 2006 and 5,581.01%, 2,294.74% for the years ended October 31, 2005 and 2004, respectively, and 2.19% for the period November 1, 2002 (Commencement of Offering of K Class Shares) through October 31, 2003.

(3)  For the six months ended April 30, 2006, and not indicative of a full year's operating expense.

(4)  Amount rounds to less than $1 (in thousands).

(5)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Focused Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2006 (Unaudited)		November 1, 2004 (Commencement of Offering of I Class Shares) through October 31, 2005
Net Asset Value per Share, Beginning of Period	$12.28		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (5)	0.01		(0.02)
Net Realized and Unrealized Gain on Investments	1.97		2.30
Total from Investment Operations	1.98		2.28
Net Asset Value per Share, End of Period	$14.26		$12.28
Total Return	16.12	% (3)	11.94%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,072		$— (4)
Ratio of Expenses to Average Net Assets (2)	1.38	% (1)	1.38%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.16	% (1)	(0.21)%
Portfolio Turnover Rate	13.35	% (3)	42.82%

(1)  Annualized

(2)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months' notice. Had such actions not been taken, total annualized operating expenses, as a percentage of the average net assets, would have been 4.30% for the six months ended April 30, 2006 and 416.31% for the period from November 1, 2004 (Commencement of Offering of I Class Shares) through October 31, 2005.

(3)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

(4)  Amount rounds to less than $1 (in thousands).

(5)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Focused Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2006		Year Ended October 31,				March 1, 2001 (Commencement of Operations) through
	(Unaudited)		2005	2004	2003	2002	October 31, 2001
Net Asset Value per Share, Beginning of Period	$12.28		$10.97	$9.51	$7.50	$8.80	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (6)	0.04		0.01	(0.01)	— (4)	0.01	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	1.91		1.30	1.47	2.03	(1.31)	(1.17)
Total from Investment Operations	1.95		1.31	1.46	2.03	(1.30)	(1.20)
Less Distributions:
Distributions from Net Investment Income	(0.01)		—	—	(0.02)	—	—
Net Asset Value per Share, End of Period	$14.22		$12.28	$10.97	$9.51	$7.50	$8.80
Total Return	16.01	% (5)	11.94%	15.35%	27.13%	(14.77)%	(12.00	)% (1)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$24,612		$2,251	$1,952	$996	$784	$919
Ratio of Expenses to Average Net Assets (3)	1.38	% (2)	1.38%	1.41%	1.40%	1.38%	1.49	% (2)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.63	% (2)	0.05%	(0.06)%	0.04%	0.06%	(0.44	)% (2)
Portfolio Turnover Rate	13.35	% (5)	42.82%	67.96%	68.28%	71.03%	83.29	% (1)

(1)  For the period March 1, 2001 (Commencement of Operations) through October 31, 2001, and not indicative of a full year's operating results.

(2)  Annualized.

(3)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months' notice. Had such actions not been taken, total annualized operating expenses, as a percentage of the average net assets, would have been 1.43% for the six months ended April 30, 2006, 3.43%, 3.56%, 7.37% and 6.93% for the years ended October 31, 2005, 2004, 2003 and 2002, respectively, and 10.29% for the period March 1, 2001 (Commencement of Operations) through October 31, 2001.

(4)  Amount rounds to less than $0.01.

(5)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

(6)  Computed using average shares outstanding for the period.

See accompanying notes to financial statements.

TCW Growth Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005	March 1, 2004 (Commencement of Operations) through October 31, 2004
Net Asset Value per Share, Beginning of Period	$11.46		$9.98	$10.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (4)	(0.07)		(0.13)	(0.10)
Net Realized and Unrealized Gain on Investments	1.50		1.61	0.08
Total from Investment Operations	1.43		1.48	(0.02)
Net Asset Value per Share, End of Period	$12.89		$11.46	$9.98
Total Return	12.48	% (5)	14.83%	(0.20	)% (1)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$26,869		$24,925	$11,567
Ratio of Expenses to Average Net Assets	1.38	% (2)	1.62%	1.71	% (2)(3)
Ratio of Net Investment (Loss) to Average Net Assets	(1.09	)% (2)	(1.20)%	(1.49	)% (2)
Portfolio Turnover Rate	36.76	% (5)	57.18%	19.21	% (1)

(1)  For the period March 1, 2004 (Commencement of Operations) through October 31, 2004, and not indicative of a full year's operating results.

(2)  Annualized.

(3)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months' notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 2.82% for the period March 1, 2004 (Commencement of Operations) through October 31, 2004.

(4)  Computed using average shares outstanding for the period.

(5)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

See accompanying notes to financial statements.

TCW Growth Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005	March 1, 2004 (Commencement of Operations) through October 31, 2004
Net Asset Value per Share, Beginning of Period	$11.46		$9.98	$10.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (5)	(0.07)		(0.10)	(0.02)
Net Realized and Unrealized Gain on Investments	1.50		1.58	—
Total from Investment Operations	1.43		1.48	(0.02)
Net Asset Value per Share, End of Period	$12.89		$11.46	$9.98
Total Return	12.48	% (6)	14.83%	(0.20	)% (1)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands) (4)	$—		$—	$—
Ratio of Expenses to Average Net Assets (3)	1.64	% (2)	1.67%	1.71	% (2)
Ratio of Net Investment (Loss) to Average Net Assets	(1.05	)% (2)	(0.95)%	(0.36	)% (2)
Portfolio Turnover Rate	36.76	% (6)	57.18%	19.21	% (1)

(1)  For the period March 1, 2004 (Commencement of Operations) through October 31, 2004, and not indicative of a full year's operating results.

(2)  Annualized.

(3)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months' notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 5,906.23% for the six months ended April 30, 2006, 5,104.46% for the year ended October 31, 2005 and 76.18% for the period March 1, 2004 (Commencement of Operations) through October 31, 2004.

(4)  Amount rounds to less than $1 (in thousands).

(5)  Computed using average shares outstanding for the period.

(6)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

See accompanying notes to financial statements.

TCW Growth Insights Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2006		Year Ended October 31,				December 1, 2000 (Commencement of Operations) through
	(Unaudited)		2005	2004	2003	2002	October 31, 2001
Net Asset Value per Share, Beginning of Period	$6.88		$6.22	$6.21	$4.65	$6.36	$10.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (5)	(0.03)		(0.08)	(0.08)	(0.07)	(0.09)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	0.37		0.74	0.09	1.63	(1.62)	(3.54)
Total from Investment Operations	0.34		0.66	0.01	1.56	(1.71)	(3.64)
Net Asset Value per Share, End of Period	$7.22		$6.88	$6.22	$6.21	$4.65	$6.36
Total Return	4.94	% (4)	10.61%	0.16%	33.55%	(26.89)%	(36.40	)% (1)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,297		$1,235	$1,286	$1,804	$1,953	$3,015
Ratio of Expenses to Average Net Assets (3)	1.64	% (2)	1.67%	1.72%	1.76%	1.66%	1.60	% (2)
Ratio of Net Investment (Loss) to Average Net Assets	(0.90	)% (2)	(1.16)%	(1.33)%	(1.29)%	(1.39)%	(1.32	)% (2)
Portfolio Turnover Rate	24.50	% (4)	82.43%	74.53%	41.99%	167.56%	138.34	% (1)

(1)  For the period December 1, 2000 (Commencement of Operations) through October 31, 2001, and not indicative of a full year's operating results.

(2)  Annualized.

(3)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months' notice. Had such actions not been taken, total annualized operating expenses, as a percentage of the average net assets, would have been 4.85% for the six months ended April 30, 2006, 4.58%, 3.50%, 4.02% and 2.83% for the years ended October 31, 2005, 2004, 2003, and 2002, respectively, and 4.63% for the period December 1, 2000 (Commencement of Operations) through October 31, 2001.

(4)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

(5)  Computed using average shares outstanding for the period.

See accompanying notes to financial statements.

TCW Large Cap Core Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2006 (Unaudited)		November 1, 2004 (Commencement of Operations) through October 31, 2005
Net Asset Value per Share, Beginning of Period	$11.12		$10.00
Income from Investment Operations:
Net Investment Income (4)	0.03		0.01
Net Realized and Unrealized Gain on Investments	1.22		1.14
Total from Investment Operations	1.25		1.15
Less Distributions:
Distributions from Net Investment Income	(0.01)		(0.03)
Distributions from Net Realized Gain	(0.04)		—
Total Distributions	(0.05)		(0.03)
Net Asset Value per Share, End of Period	$12.31		$11.12
Total Return	11.24	% (3)	11.47%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$13,884		$5,444
Ratio of Expenses to Average Net Assets	1.09	% (1)	1.45	% (2)
Ratio of Net Investment Income to Average Net Assets	0.58	% (1)	0.05%
Portfolio Turnover Rate	32.42	% (3)	29.68%

(1)  Annualized.

(2)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months' notice. Had such actions not been taken, total annualized operating expenses, as a percentage of the average net assets, would have been 1.94% for the period November 1, 2004 (Commencement of Operations) through October 31, 2005.

(3)  For six months ended April 30, 2006, and not indicative of a full year's operating results.

(4)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Large Cap Core Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2006 (Unaudited)		November 1, 2004 (Commencement of Operations) through October 31, 2005
Net Asset Value per Share, Beginning of Period	$11.12		$10.00
Income from Investment Operations:
Net Investment Income (4)	0.02		0.01
Net Realized and Unrealized Gain on Investments	1.21		1.14
Total from Investment Operations	1.23		1.15
Less Distributions:
Distributions from Net Investment Income	(0.01)		(0.03)
Distributions from Net Realized Gain	(0.04)		—
Total Distributions	(0.05)		(0.03)
Net Asset Value per Share, End of Period	$12.30		$11.12
Total Return	11.13	% (3)	11.47%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$4,008		$5,444
Ratio of Expenses to Average Net Assets	1.32	% (1)	1.45	% (2)
Ratio of Net Investment Income to Average Net Assets	0.41	% (1)	0.05%
Portfolio Turnover Rate	32.42	% (3)	29.68%

(1)  Annualized.

(2)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months' notice. Had such actions not been taken, total annualized operating expenses, as a percentage of the average net assets, would have been 2.19% for the period November 1, 2004 (Commencement of Operations) through October 31, 2005.

(3)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

(4)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Large Cap Flexible Growth Fund

Financial Highlights — I Class

	February 6, 2006 (Commencement of Operations) through April 30, 2006 (Unaudited)
Net Asset Value per Share, Beginning of Period	$20.00
Income from Investment Operations:
Net Investment Income (4)	0.04
Net Realized and Unrealized Gain on Investments	0.54
Total from Investment Operations	0.58
Net Asset Value per Share, End of Period	$20.58
Total Return	2.90	% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,428
Ratio of Expenses to Average Net Assets	1.46	% (1)(2)
Ratio of Net Investment Income to Average Net Assets	0.96	% (1)
Portfolio Turnover Rate	8.01	% (3)

(1)  Annualized.

(2)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to the limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months' notice. Had such action not been taken, total annualized operating expenses, as a percentage of net assets, would have been 3.01% for the period from February 6, 2006 (Commencement of Operations) through April 30, 2006.

(3)  For the period from February 6, 2006 (Commencement of Operations) through April 30, 2006, and not indicative of a full year's operating results.

(4)  Computed using average shares outstanding for the period.

See accompanying notes to financial statements.

TCW Large Cap Flexible Growth Fund

Financial Highlights — N Class

	February 6, 2006 (Commencement of Operations) through April 30, 2006 (Unaudited)
Net Asset Value per Share, Beginning of Period	$20.00
Income from Investment Operations:
Net Investment Income (4)	0.04
Net Realized and Unrealized Gain on Investments	0.54
Total from Investment Operations	0.58
Net Asset Value per Share, End of Period	$20.58
Total Return	2.90	% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,543
Ratio of Expenses to Average Net Assets	1.46	% (1)(2)
Ratio of Net Investment Income to Average Net Assets	0.96	% (1)
Portfolio Turnover Rate	8.01	% (3)

(1)  Annualized.

(2)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to the limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months' notice. Had such action not been taken, total annualized operating expenses, as a percentage of net assets, would have been 3.35% for the period from February 6, 2006 (Commencement of Operations) through April 30, 2006.

(3)  For the period from February 6, 2006 (Commencement of Operations) through April 30, 2006, and not indicative of a full year's operating results.

(4)  Computed using average shares outstanding for the period.

See accompanying notes to financial statements.

TCW Opportunity Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2006		Year Ended October 31,						December 1, 2001 through		Year Ended November 30,
	(Unaudited)		2005		2004		2003		October 31, 2002		2001 (5)	2000 (5)
Net Asset Value per Share, Beginning of Period	$13.63		$13.29		$12.00		$8.70		$10.41		$9.30	$7.03
Income (Loss) from Investment Operations:
Net Investment (Loss)	(0.02	) (4)	(0.03	) (4)	(0.06	) (4)	(0.04	) (4)	(0.03	) (4)	(0.03)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	2.88		1.29		1.43		3.34		(1.07)		1.43	2.29
Total from Investment Operations	2.86		1.26		1.37		3.30		(1.10)		1.40	2.27
Less Distributions:
Distributions from Net Realized Gain	(0.63)		(0.92)		(0.08)		—		(0.61)		(0.29)	—
Net Asset Value per Share, End of Period	$15.86		$13.63		$13.29		$12.00		$8.70		$10.41	$9.30
Total Return	21.64	% (6)	9.54%		11.47%		37.93%		(11.36	)% (1)	15.38%	32.32%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$36,359		$31,180		$28,299		$23,417		$15,150		$10,055	$8,631
Ratio of Expenses to Average Net Assets	1.16	% (2)	1.24%		1.31%		1.40%		1.15	% (2)(3)	1.27%	1.30%
Ratio of Net Investment (Loss) to Average Net Assets	(0.28	)% (2)	(0.22)%		(0.48)%		(0.41)%		(0.27	)% (2)	(0.35)%	(0.21)%
Portfolio Turnover Rate	20.45	% (6)	44.61%		51.62%		55.68%		41.83	% (1)	111.00%	164.00%

(1)  For the period December 1, 2001 through October 31, 2002, and not indicative of a full year's operating results.

(2)  Annualized.

(3)  For the period from December 17, 2001 (the merger date) through December 31, 2002, the Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed 1.17% of the Fund's average daily net assets as stipulated under the Merger Proxy Statement. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.31% for the period December 1, 2001 through October 31, 2002.

(4)  Computed using average shares outstanding throughout the period.

(5)  Reflects the I Class of the former SG Cowen Opportunity Fund adjusted for the exchange.

(6)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

See accompanying notes to financial statements.

TCW Opportunity Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2006		Year Ended October 31,						December 1, 2001 through		Year Ended November 30,
	(Unaudited)		2005		2004		2003		October 31, 2002		2001 (5)	2000 (5)
Net Asset Value per Share, Beginning of Period	$13.49		$13.20		$11.96		$8.69		$10.43		$9.38	$7.11
Income (Loss) from Investment Operations:
Net Investment (Loss)	(0.04	) (4)	(0.07	) (4)	(0.11	) (4)	(0.05	) (4)	(0.04	) (4)	(0.08)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	2.84		1.28		1.43		3.32		(1.09)		1.43	2.32
Total from Investment Operations	2.80		1.21		1.32		3.27		(1.13)		1.35	2.27
Less Distributions:
Distributions from Net Realized Gain	(0.63)		(0.92)		(0.08)		—		(0.61)		(0.30)	—
Net Asset Value per Share, End of Period	$15.66		$13.49		$13.20		$11.96		$8.69		$10.43	$9.38
Total Return	21.42	% (6)	9.21%		11.09%		37.63%		(11.46	)% (1)	14.75%	31.88%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$59,947		$53,083		$36,392		$24,042		$19,551		$20,428	$19,700
Ratio of Expenses to Average Net Assets	1.43	% (2)	1.57%		1.65	% (3)	1.50	% (3)	1.31	% (2)(3)	1.59%	1.61%
Ratio of Net Investment (Loss) to Average Net Assets	(0.55	)% (2)	(0.54)%		(0.82)%		(0.51)%		(0.43	)% (2)	(0.68)%	(0.52)%
Portfolio Turnover Rate	20.45	% (6)	44.61%		51.62%		55.68%		41.83	% (1)	111.00%	164.00%

(1)  For the period December 1, 2001 through October 31, 2002, and not indicative of a full year's operating results.

(2)  Annualized.

(3)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. for the period beginning after January 1, 2003. The expense limitation is voluntary and is terminable on six months' notice. For the period from December 17, 2001 (the merger date) through December 31, 2002, the operating expenses were limited to 1.32% of the Fund's average daily net assets as stipulated under the Merger Proxy Statement. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.69% and 1.79% for the years ended October 31, 2004 and 2003, respectively, and 1.78% for the period December 1, 2001 through October 31, 2002.

(4)  Computed using average shares outstanding throughout the period.

(5)  Reflects the A Class of the former SG Cowen Opportunity Fund adjusted for the exchange.

(6)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

See accompanying notes to financial statements.

TCW Opportunity Fund

Financial Highlights — K Class

	Six Months Ended April 30, 2006		Year Ended October 31,		November 1, 2002 (Commencement of Offering of K Class Shares) through
	(Unaudited)		2005	2004	October 31, 2003
Net Asset Value per Share, Beginning of Period	$13.64		$13.37	$12.00	$8.70
Income (Loss) from Investment Operations:
Net Investment (Loss) (4)	(0.06)		(0.11)	(0.02)	(0.04)
Net Realized and Unrealized Gain on Investments	2.86		1.30	1.39	3.34
Total from Investment Operations	2.80		1.19	1.37	3.30
Less Distributions:
Distributions from Net Realized Gain	(0.63)		(0.92)	—	—
Net Asset Value per Share, End of Period	$15.81		$13.64	$13.37	$12.00
Total Return	21.26	% (5)	8.85%	11.42%	37.93%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$4,214		$2,192	$80	$— (3)
Ratio of Expenses to Average Net Assets (2)	1.78	% (1)	1.89%	1.90%	1.35%
Ratio of Net Investment (Loss) to Average Net Assets	(0.88	)% (1)	(0.84)%	(0.18)%	(0.45)%
Portfolio Turnover Rate	20.45	% (5)	44.61%	51.62%	55.68%

(1)  Annualized.

(2)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. plus 0.25% of the Fund/Class average daily net assets. The expense limitation is voluntary and is terminable on six months' notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 2.53% for the six months ended April 30, 2006, 3.24% and 1,300.23% for the years ended October 31, 2005 and 2004, respectively, and 1.86% for the period November 1, 2002 (Commencement of Offering of K Class Shares) through October 31, 2003.

(3)  Amount rounds to less than $1 (in thousands).

(4)  Computed using average shares outstanding throughout the period.

(5)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

See accompanying notes to financial statements.

TCW Select Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005	2004	2003	2002	2001
Net Asset Value per Share, Beginning of Period	$19.42		$17.79	$17.00	$11.73	$14.45	$25.68
Income (Loss) from Investment Operations:
Net Investment (Loss) (3)	(0.05)		(0.11)	(0.10)	(0.08)	(0.08)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	0.59		1.74	0.89	5.35	(2.64)	(9.82)
Total from Investment Operations	0.54		1.63	0.79	5.27	(2.72)	(9.91)
Less Distributions:
Distributions from Net Realized Gain	—		—	—	—	—	(1.32)
Net Asset Value per Share, End of Period	$19.96		$19.42	$17.79	$17.00	$11.73	$14.45
Total Return	2.78	% (2)	9.16%	4.65%	44.93%	(18.82)%	(40.36)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,020,394		$3,041,961	$2,519,200	$1,946,180	$983,646	$787,637
Ratio of Expenses to Average Net Assets	0.87	% (1)	0.90%	0.86%	0.89%	0.86%	0.87%
Ratio of Net Investment (Loss) to Average Net Assets	(0.55	)% (1)	(0.59)%	(0.55)%	(0.56)%	(0.56)%	(0.52)%
Portfolio Turnover Rate	19.53	% (2)	16.32%	14.41%	22.16%	3.31%	12.25%

(1)  Annualized.

(2)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

(3)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Select Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005	2004	2003	2002	2001
Net Asset Value per Share, Beginning of Period	$19.00		$17.46	$16.75	$11.59	$14.32	$25.56
Income (Loss) from Investment Operations:
Net Investment (Loss) (3)	(0.08)		(0.16)	(0.15)	(0.13)	(0.12)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments	0.59		1.70	0.86	5.29	(2.61)	(9.77)
Total from Investment Operations	0.51		1.54	0.71	5.16	(2.73)	(9.92)
Less Distributions:
Distributions from Net Realized Gain	—		—	—	—	—	(1.32)
Net Asset Value per Share, End of Period	$19.51		$19.00	$17.46	$16.75	$11.59	$14.32
Total Return	2.68	% (2)	8.82%	4.24%	44.52%	(19.06)%	(40.58)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,199,587		$1,168,507	$1,215,148	$754,060	$281,539	$191,638
Ratio of Expenses to Average Net Assets	1.17	% (1)	1.21%	1.20%	1.25%	1.18%	1.20%
Ratio of Net Investment (Loss) to Average Net Assets	(0.85	)% (1)	(0.90)%	(0.89)%	(0.93)%	(0.88)%	(0.84)%
Portfolio Turnover Rate	19.53	% (2)	16.32%	14.41%	22.16%	3.31%	12.25%

(1)  Annualized

(2)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

(3)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Select Equities Fund

Financial Highlights — K Class

	Six Months Ended April 30, 2006		Year Ended October 31,				August 6, 2001 (Commencement of Offering of K Class Shares) through
	(Unaudited)		2005	2004	2003	2002	October 31, 2001
Net Asset Value per Share, Beginning of Period	$19.23		$17.76	$17.01	$11.73	$14.45	$17.36
Income (Loss) from Investment Operations:
Net Investment (Loss) (5)	(0.14)		(0.27)	(0.24)	(0.05)	(0.07)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	0.60		1.74	0.99	5.33	(2.65)	(2.89)
Total from Investment Operations	0.46		1.47	0.75	5.28	(2.72)	(2.91)
Net Asset Value per Share, End of Period	$19.69		$19.23	$17.76	$17.01	$11.73	$14.45
Total Return	2.39	% (7)	8.28%	4.41%	45.01%	(18.82)%	(16.76	)% (1)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,981		$1,199	$54	$— (4)	$— (4)	$—	(4)
Ratio of Expenses to Average Net Assets (3)	1.71	% (2)	1.75%	1.82%	1.62%	1.53%	1.46	% (2)
Ratio of Net Investment (Loss) to Average Net Assets	(1.39	)% (2)	(1.45)%	(1.35)%	(0.38)%	(0.47)%	(0.45	)% (2)
Portfolio Turnover Rate	19.53	% (7)	16.32%	14.41%	22.16%	3.31%	12.25	% (6)

(1)  For the period August 6, 2001 (Commencement of Offering of K Class Shares) through October 31, 2001, and not indicative of a full year's operating results.

(2)  Annualized.

(3)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. plus 0.25% of the Fund/Class average daily net assets. The expense limitation is voluntary and is terminable on six months' notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 2.79% for the six months ended April 30, 2006, 4.70%, 602.14%, 11,965.87% and 9,126.31% for the years ended October 31, 2005, 2004, 2003, and 2002, respectively, and 8,797.65% for the period August 6, 2001 (Commencement of Offering of K Class Shares) through October 31, 2001.

(4)  Amount rounds to less than $1 (in thousands).

(5)  Computed using average shares outstanding throughout the period.

(6)  Represents the Fund's turnover for the year ended October 31, 2001.

(7)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005	2004	2003	2002	2001
Net Asset Value per Share, Beginning of Period	$16.56		$14.71	$14.74	$10.23	$15.28	$37.71
Income (Loss) from Investment Operations:
Net Investment (Loss) (3)	(0.03)		(0.17)	(0.10)	(0.13)	(0.16)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments	3.81		2.02	0.07	4.64	(4.89)	(21.54)
Total from Investment Operations	3.78		1.85	(0.03)	4.51	(5.05)	(21.69)
Less Distributions:
Distributions from Net Realized Gain	—		—	—	—	—	(0.74)
Net Asset Value per Share, End of Period	$20.34		$16.56	$14.71	$14.74	$10.23	$15.28
Total Return	22.75	% (2)	12.64%	(0.20)%	44.08%	(33.05)%	(58.44)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$30,029		$26,881	$60,251	$97,783	$71,362	$143,672
Ratio of Expenses to Average Net Assets	1.39	% (1)	1.40%	1.20%	1.26%	1.19%	1.14%
Ratio of Net Investment (Loss) to Average Net Assets	(0.37	)% (1)	(1.10)%	(0.67)%	(1.13)%	(1.09)%	(0.64)%
Portfolio Turnover Rate	48.43	% (2)	76.33%	42.56%	84.70%	29.01%	29.24%

(1)  Annualized.

(2)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

(3)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005	2004	2003	2002	2001
Net Asset Value per Share, Beginning of Period	$16.22		$14.44	$14.53	$10.13	$15.16	$37.54
Income (Loss) from Investment Operations:
Net Investment (Loss) (4)	(0.06)		(0.22)	(0.15)	(0.18)	(0.19)	(0.21)
Net Realized and Unrealized Gain (Loss) on Investments	3.72		2.00	0.06	4.58	(4.84)	(21.43)
Total from Investment Operations	3.66		1.78	(0.09)	4.40	(5.03)	(21.64)
Less Distributions:
Distributions from Net Realized Gain	—		—	—	—	—	(0.74)
Net Asset Value per Share, End of Period	$19.88		$16.22	$14.44	$14.53	$10.13	$15.16
Total Return	22.57	% (3)	12.33%	(0.62)%	43.43%	(33.22)%	(58.54)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$40,760		$31,617	$79,219	$81,834	$52,656	$72,209
Ratio of Expenses to Average Net Assets	1.68	% (1)(2)	1.75%	1.60%	1.68%	1.47%	1.44%
Ratio of Net Investment (Loss) to Average Net Assets	(0.64	)% (1)	(1.44)%	(1.00)%	(1.55)%	(1.37)%	(0.95)%
Portfolio Turnover Rate	48.43	% (3)	76.33%	42.56%	84.70%	29.01%	29.24%

(1)  Annualized.

(2)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months' notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.75% for the six months ended April 30, 2006.

(3)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

(4)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Value Added Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005		2004	2003		2002		2001
Net Asset Value per Share, Beginning of Period	$12.73		$13.59		$13.80	$8.43		$10.99		$10.97
Income (Loss) from Investment Operations:
Net Investment (Loss) (4)	(0.07)		(0.09)		(0.13)	(0.12)		(0.13)		(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	2.89		0.69		0.04	5.49		(2.40)		0.36
Total from Investment Operations	2.82		0.60		(0.09)	5.37		(2.53)		0.26
Less Distributions:
Distributions from Net Realized Gain	(0.96)		(1.46)		(0.12)	—		(0.03)		(0.24)
Net Asset Value per Share, End of Period	$14.59		$12.73		$13.59	$13.80		$8.43		$10.99
Total Return	23.25	% (3)	3.60%		(0.64)%	63.70%		(23.12)%		2.43%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$31,001		$28,478		$35,609	$34,924		$11,688		$4,174
Ratio of Expenses to Average Net Assets	1.58	% (1)(2)	1.62	% (2)	1.50%	1.61	% (2)	1.56	% (2)	1.58	% (2)
Ratio of Net Investment (Loss) to Average Net Assets	(0.97	)% (1)	(0.68)%		(0.91)%	(1.16)%		(1.14)%		(0.85)%
Portfolio Turnover Rate	38.05	% (3)	62.76%		71.97%	67.67%		72.35%		77.09%

(1)  Annualized.

(2)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months' notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 4.02% for the six months ended April 30, 2006 and 1.72%, 1.64%, 1.89% and 6.09% for the years ended October 31, 2005, 2003, 2002, and 2001, respectively.

(3)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

(4)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Value Added Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2006		Year Ended October 31,			May 1, 2002 (Commencement of Offering of N Class Shares) through
	(Unaudited)		2005	2004	2003	October 31, 2002
Net Asset Value per Share, Beginning of Period	$14.33		$13.71	$13.80	$8.43	$14.11
Income (Loss) from Investment Operations:
Net Investment (Loss) (6)	(0.58)		—	(0.11)	(0.14)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	3.39		0.62	0.02	5.51	(5.63)
Total from Investment Operations	2.81		0.62	(0.09)	5.37	(5.68)
Net Asset Value per Share, End of Period	$17.14		$14.33	$13.71	$13.80	$8.43
Total Return	19.61	% (4)	4.45%	(0.65)%	63.70%	(40.26	)% (1)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands) (5)	$—		$—	$—	$—	$—
Ratio of Expenses to Average Net Assets (3)	1.58	% (2)	1.62%	1.67%	1.64%	1.48	% (2)
Ratio of Net Investment (Loss) to Average Net Assets	(7.34	)% (2)	—	(0.76)%	(1.34)%	(0.89	)% (2)
Portfolio Turnover Rate	38.05	% (4)	62.76%	71.97%	67.67%	72.35	% (7)

(1)  For the period May 1, 2002 (Commencement of Offering of N Class Shares) through October 31, 2002, and not indicative of a full year's operating results.

(2)  Annualized.

(3)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months' notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 6,222.75% for the six months ended April 30, 2006 and 7, 697.12%, 6,789.72% and 11,978.69% for the years ended October 31, 2005, 2004 and 2003, respectively, and 10,222.16% for the period May 1, 2002 (Commencement of Offering of N Class Shares) through October 31, 2002.

(4)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

(5)  Amount rounds to less than $1 (in thousands).

(6)  Computed using average shares outstanding throughout the period.

(7)  Represents the Fund's turnover for the year ended October 31, 2002.

See accompanying notes to financial statements.

TCW Value Added Fund

Financial Highlights — K Class

	Six Months Ended April 30, 2006		Year Ended October 31,		November 1, 2002 (Commencement of Offering of K Class Shares) through
	(Unaudited)		2005	2004	October 31, 2003
Net Asset Value per Share, Beginning of Period	$14.33		$13.71	$13.80	$8.43
Income (Loss) from Investment Operations:
Net Investment (Loss) (5)	(0.59)		—	(0.12)	(0.12)
Net Realized and Unrealized Gain on Investments	3.39		0.62	0.03	5.49
Total from Investment Operations	2.80		0.62	(0.09)	5.37
Net Asset Value per Share, End of Period	$17.13		$14.33	$13.71	$13.80
Total Return	19.54	% (3)	4.52%	(0.65)%	63.70%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands) (4)	$—		$—	$—	$—
Ratio of Expenses to Average Net Assets (2)	1.83	% (1)	1.87%	1.67%	1.64%
Ratio of Net Investment (Loss) to Average Net Assets	(7.48	)% (1)	—	(0.80)%	(1.19)%
Portfolio Turnover Rate	38.05	% (3)	62.76%	71.97%	67.67%

(1)  Annualized.

(2)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. plus 0.25% of the Fund/Class average daily net assets. The expense limitation is voluntary and is terminable on six months' notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 4,680.71% for the six months ended April 30, 2006, 4,166.09%, and 1,816.03% for the years ended October 31, 2005 and 2004, respectively, and 2.59% for the period November 1, 2002 (Commencement of Offering of K Class Shares) through October 31, 2003.

(3)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

(4)  Amount rounds to less than $1 (in thousands).

(5)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005	2004	2003	2002	2001
Net Asset Value per Share, Beginning of Period	$22.15		$20.81	$19.27	$13.05	$15.94	$14.87
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (3)	0.04		0.01	(0.03)	(0.04)	(0.06)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	4.03		1.63	1.57	6.26	(2.67)	2.38
Total from Investment Operations	4.07		1.64	1.54	6.22	(2.73)	2.37
Less Distributions:
Distributions from Net Investment Income	(0.04)		—	—	—	—	(0.06)
Distributions from Net Realized Gain	(1.69)		(0.30)	—	—	(0.16)	(1.24)
Total Distributions	(1.73)		(0.30)	—	—	(0.16)	(1.30)
Net Asset Value per Share, End of Period	$24.49		$22.15	$20.81	$19.27	$13.05	$15.94
Total Return	19.23	% (2)	7.88%	7.99%	47.66%	(17.39)%	17.56%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$899,216		$896,154	$842,560	$546,620	$274,297	$347,960
Ratio of Expenses to Average Net Assets	0.91	% (1)	0.92%	0.93%	0.98%	0.95%	1.02%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.34	% (1)	(0.06)%	(0.14)%	(0.24)%	(0.34)%	(0.04)%
Portfolio Turnover Rate	26.76	% (2)	59.48%	46.33%	53.78%	84.85%	75.80%

(1)  Annualized.

(2)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

(3)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2006		Year Ended October 31,				November 1, 2000 (Commencement of Offering of N Class Shares) through
	(Unaudited)		2005	2004	2003	2002	October 31, 2001
Net Asset Value per Share, Beginning of Period	$21.81		$20.56	$19.11	$12.99	$15.91	$14.85
Income (Loss) from Investment Operations:
Net Investment (Loss) (4)	—		(0.07)	(0.10)	(0.09)	(0.10)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	3.97		1.62	1.55	6.21	(2.66)	2.42
Total from Investment Operations	3.97		1.55	1.45	6.12	(2.76)	2.32
Less Distributions:
Distributions from Net Investment Income	—		—	—	—	—	(0.02)
Distributions from Net Realized Gain	(1.69)		(0.30)	—	—	(0.16)	(1.24)
Total Distributions	(1.69)		(0.30)	—	—	(0.16)	(1.26)
Net Asset Value per Share, End of Period	$24.09		$21.81	$20.56	$19.11	$12.99	$15.91
Total Return	19.04	% (3)	7.53%	7.59%	47.11%	(17.61)%	17.00%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$216,892		$222,342	$313,913	$137,795	$82,884	$56,327
Ratio of Expenses to Average Net Assets	1.26	% (1)	1.27%	1.25%	1.33%	1.23%	1.49	% (2)
Ratio of Net Investment (Loss) to Average Net Assets	(0.02	)% (1)	(0.32)%	(0.47)%	(0.58)%	(0.62)%	(0.62)%
Portfolio Turnover Rate	26.76	% (3)	59.48%	46.33%	53.78%	84.85%	75.80%

(1)  Annualized.

(2)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months' notice. Had such actions not been taken, total annualized operating expenses, as a percentage of the average net assets, would have been 1.62% for the period November 1, 2000 (Commencement of Offering of N Class Shares) through October 31, 2001.

(3)  For six months ended April 30, 2006, and not indicative of a full year's operating results.

(4)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Financial Highlights — K Class

	Six Months Ended April 30, 2006		Year Ended October 31,		November 1, 2002 (Commencement of Offering of K Class Shares) through
	(Unaudited)		2005	2004	October 31, 2003
Net Asset Value per Share, Beginning of Period	$21.96		$20.79	$19.27	$13.05
Income (Loss) from Investment Operations:
Net Investment (Loss) (5)	(0.06)		(0.13)	(0.17)	(0.02)
Net Realized and Unrealized Gain on Investments	3.99		1.60	1.69	6.24
Total from Investment Operations	3.93		1.47	1.52	6.22
Less Distributions:
Distributions from Net Realized Gain	(1.69)		(0.30)	—	—
Net Asset Value per Share, End of Period	$24.20		$21.96	$20.79	$19.27
Total Return	18.77	% (3)	7.01%	7.89%	47.66%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,353		$2,671	$470	$— (4)
Ratio of Expenses to Average Net Assets (2)	1.72	% (1)	1.75%	1.79%	1.54%
Ratio of Net Investment (Loss) to Average Net Assets	(0.52	)% (1)	(0.60)%	(0.85)%	(0.14)%
Portfolio Turnover Rate	26.76	% (3)	59.48%	46.33%	53.78%

(1)  Annualized.

(2)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. plus 0.25% of the Fund/Class average daily net assets. The expense limitation is voluntary and terminable on six months' notice. Had such actions not been taken, total annualized operating expenses, as a percentage of the average net assets, would have been 2.07% for the six months ended April 30, 2006, 3.29% and 27.33% for the years ended October 31, 2005 and 2004, respectively, and 2.05% for the period November 1, 2002 (Commencement of Offering K Class Shares) through October 31, 2003.

(3)  For six months ended April 30, 2006, and not indicative of a full year's operating results.

(4)  Amount rounds to less than $1 (in thousands).

(5)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Shareholder Expenses (Unaudited)  April 30, 2006

As a shareholder of a TCW Fund, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

Actual Expenses The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio	Expenses Paid During Period (November 1 to April 30, 2006)
TCW Aggressive Growth Equities Fund
I Class Shares
Actual	$1,000.00	$1,110.85	1.52%	$7.87
Hypothetical (5% return before expenses)	1,000.00	1,017.10	1.52%	7.52
N Class Shares
Actual	$1,000.00	$1,109.49	1.64%	$8.48
Hypothetical (5% return before expenses)	1,000.00	1,016.50	1.64%	8.11
TCW Convertible Securities Fund
I Class Shares
Actual	$1,000.00	$1,053.07	1.24%	$6.24
Hypothetical (5% return before expenses)	1,000.00	1,018.40	1.24%	6.14
TCW Diversified Value Fund
I Class Shares
Actual	$1,000.00	$1,118.99	0.84%	$4.36
Hypothetical (5% return before expenses)	1,000.00	1,020.40	0.84%	4.16
N Class Shares
Actual	$1,000.00	$1,117.24	1.19%	$6.18
Hypothetical (5% return before expenses)	1,000.00	1,018.70	1.19%	5.89
TCW Dividend Focused Fund
I Class Shares
Actual	$1,000.00	$1,108.30	0.84%	$4.34
Hypothetical (5% return before expenses)	1,000.00	1,020.40	0.84%	4.16
N Class Shares
Actual	$1,000.00	$1,107.14	1.15%	$5.94
Hypothetical (5% return before expenses)	1,000.00	1,018.90	1.15%	5.69

U.S. EQUITIES

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value January 3, 2006	Ending Account Value April 30, 2006	Annualized Expense Ratio	Expenses Paid During Period (January 3 to April 30, 2006)
K Class Shares
Actual	$1,000.00	$1,071.49	1.62%	$5.47
Hypothetical (5% return before expenses)	1,000.00	1,011.00	1.62%	5.31
TCW Funds, Inc.	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio	Expenses Paid During Period (November 1 to April 30, 2006)
TCW Equities Fund
I Class Shares
Actual	$1,000.00	$1,156.98	0.74%	$3.91
Hypothetical (5% return before expenses)	1,000.00	1,020.90	0.74%	3.67
N Class Shares
Actual	$1,000.00	$1,152.91	1.37%	$7.23
Hypothetical (5% return before expenses)	1,000.00	1,017.80	1.37%	6.78
K Class Shares
Actual	$1,000.00	$1,154.70	1.65%	$8.72
Hypothetical (5% return before expenses)	1,000.00	1,016.40	1.65%	8.16
TCW Focused Equities Fund
I Class Shares
Actual	$1,000.00	$1,161.24	1.38%	$7.31
Hypothetical (5% return before expenses)	1,000.00	1,017.80	1.38%	6.83
N Class Shares
Actual	$1,000.00	$1,160.14	1.38%	$7.31
Hypothetical (5% return before expenses)	1,000.00	1,017.80	1.38%	6.83
TCW Growth Equities Fund
I Class Shares
Actual	$1,000.00	$1,124.78	1.38%	$7.19
Hypothetical (5% return before expenses)	1,000.00	1,017.80	1.38%	6.83
N Class Shares
Actual	$1,000.00	$1,124.79	1.64%	$8.54
Hypothetical (5% return before expenses)	1,000.00	1,016.50	1.64%	8.11
TCW Growth Insights Fund
N Class Shares
Actual	$1,000.00	$1,049.42	1.64%	$8.24
Hypothetical (5% return before expenses)	1,000.00	1,016.50	1.64%	8.11
TCW Large Cap Core Fund
I Class Shares
Actual	$1,000.00	$1,112.37	1.09%	$5.65
Hypothetical (5% return before expenses)	1,000.00	1,019.20	1.09%	5.40
N Class Shares
Actual	$1,000.00	$1,111.28	1.32%	$6.83
Hypothetical (5% return before expenses)	1,000.00	1,018.00	1.32%	6.53

U.S. EQUITIES

TCW Funds, Inc.

  April 30, 2006

TCW Funds, Inc.	Beginning Account Value February 6, 2006	Ending Account Value April 30, 2006	Annualized Expense Ratio	Expenses Paid During Period (February 6 to April 30, 2006)
TCW Large Cap Flexible Growth Fund
I Class Shares
Actual	$1,000.00	$1,029.00	1.46%	$3.29
Hypothetical (5% return before expenses)	1,000.00	1,007.90	1.46%	3.25
N Class Shares
Actual	$1,000.00	$1,029.01	1.46%	$3.29
Hypothetical (5% return before expenses)	1,000.00	1,007.90	1.46%	3.25
TCW Funds, Inc.	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio	Expenses Paid During Period (November 1 to April 30, 2006)
TCW Opportunity Fund
I Class Shares
Actual	$1,000.00	$1,216.42	1.16%	$6.30
Hypothetical (5% return before expenses)	1,000.00	1,018.80	1.16%	5.74
N Class Shares
Actual	$1,000.00	$1,214.15	1.43%	$7.76
Hypothetical (5% return before expenses)	1,000.00	1,017.50	1.43%	7.07
K Class Shares
Actual	$1,000.00	$1,212.61	1.78%	$9.66
Hypothetical (5% return before expenses)	1,000.00	1,015.80	1.78%	8.80
TCW Select Equities Fund
I Class Shares
Actual	$1,000.00	$1,027.81	0.87%	$4.33
Hypothetical (5% return before expenses)	1,000.00	1,020.30	0.87%	4.31
N Class Shares
Actual	$1,000.00	$1,026.85	1.17%	$5.81
Hypothetical (5% return before expenses)	1,000.00	1,018.80	1.17%	5.79
K Class Shares
Actual	$1,000.00	$1,023.92	1.71%	$8.49
Hypothetical (5% return before expenses)	1,000.00	1,016.10	1.71%	8.45
TCW Small Cap Growth Fund
I Class Shares
Actual	$1,000.00	$1,227.52	1.39%	$7.59
Hypothetical (5% return before expenses)	1,000.00	1,017.70	1.39%	6.88
N Class Shares
Actual	$1,000.00	$1,225.65	1.68%	$9.17
Hypothetical (5% return before expenses)	1,000.00	1,016.30	1.68%	8.31
TCW Value Added Fund
I Class Shares
Actual	$1,000.00	$1,232.52	1.58%	$8.65
Hypothetical (5% return before expenses)	1,000.00	1,016.80	1.58%	7.81
N Class Shares
Actual	$1,000.00	$1,196.10	1.58%	$8.51
Hypothetical (5% return before expenses)	1,000.00	1,016.80	1.58%	7.81
K Class Shares
Actual	$1,000.00	$1,195.38	1.83%	$9.85
Hypothetical (5% return before expenses)	1,000.00	1,015.50	1.83%	9.04

U.S. EQUITIES

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio	Expenses Paid During Period (November 1 to April 30, 2006)
TCW Value Opportunities Fund
I Class Shares
Actual	$1,000.00	$1,192.35	0.91%	$4.89
Hypothetical (5% return before expenses)	1,000.00	1,020.10	0.91%	4.51
N Class Shares
Actual	$1,000.00	$1,190.39	1.26%	$6.77
Hypothetical (5% return before expenses)	1,000.00	1,018.30	1.26%	6.24
K Class Shares
Actual	$1,000.00	$1,187.69	1.72%	$9.23
Hypothetical (5% return before expenses)	1,000.00	1,016.10	1.72%	8.50

U.S. EQUITIES

TCW Funds, Inc.

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company's proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor's proxy voting guidelines, it will deliver the description that is disclosed in the Company's Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Company's proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company's proxy voting record for the most recent twelve-month period ended June 30 is available:

1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company's proxy voting record, it will send the information disclosed in the Company's most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company's Form N-Q:

1.  By going to the SEC website at http://www.sec.gov.; or

2.  By visiting the SEC's Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

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Investment Advisor	Directors and Officers
TCW Investment Management Company	Patrick C. Haden	Charles W. Baldiswieler
865 South Figueroa Street	Director and Chairman of the Board	Senior Vice President
Los Angeles, California 90017
(800) FUND-TCW	Samuel P. Bell	Michael E. Cahill
	Director	Senior Vice President,
Transfer Agent		General Counsel and Assistant
U.S. Bancorp Fund Services, LLC	Richard W. Call	Secretary
615 E. Michigan Street	Director
Milwaukee, Wisconsin 53202		Ronald R. Redell
	Matthew K. Fong	Senior Vice President
Independent Auditors	Director
Deloitte & Touche, LLP		Philip K. Holl
350 South Grand Avenue	John A. Gavin	Secretary and Associate General
Los Angeles, California 90071	Director	Counsel

Custodian & Administrator	Thomas E. Larkin, Jr.	Hilary G.D. Lord
Investors Bank & Trust Company	Director	Senior Vice President and Chief
200 Clarendon Street		Compliance Officer
Boston, Massachusetts 02116	Charles A. Parker
	Director	David S. DeVito
Distributor		Treasurer and Chief Financial
TCW Brokerage Services	Marc I. Stern	Officer
865 South Figueroa Street	Director
Los Angeles, California 90017		George N. Winn
	Alvin R. Albe, Jr.	Assistant Treasurer
President and Chief Executive Officer

TCW Funds, Inc.

865 South Figueroa Street
Los Angeles, California 90017

1-800-FUND-TCW
(800-386-3829)

www.tcw.com

FUNDsarEQ0406

Item 2.                                                               Code of Ethics. Not applicable.

Item 3.                                                               Audit Committee Financial Expert. Not applicable

Item 4.                                                               Principal Accountant Fees and Services. Not applicable.

Item 5.                                                               Audit of Committee of Listed Registrants. Not applicable.

Item 6.                                                               Schedule of Investments. Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                                                               Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.                                                               Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.                                                               Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases. Not applicable.

Item 10.                                                        Submission of Matters to a Vole of Security Holders.

No material changes have been made to registrant’s procedures by which shareholders may recommend nominees to registrant’s Board of Directors.

Item 11.                                                        Controls and Procedures.

(b)       The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                                        Exhibits.

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(a)(1)                    Not applicable.

(a)(2)                    Separate certifications for the Registrant’s Principal Executive Officer and     Principal Financial Officer, as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached.

EX-99.CERT — Section 302 Certifications (filed herewith).

(a)(3)                    Not applicable.

(b)                                 Certifications for the Registrant’s Principal Executive Officer and Principal   Financial Officer, as required by Rule 30a-2(b), under the Investment Company Act of 1940 are attached. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and are not being filed as part of the Form N-CSR with the commission.

EX-99.906CERT — Section 906 Certification (filed herewith).

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)
/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer

Date	June 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer

Date	June 29, 2006

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	June 29, 2006

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